UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-21981

American Funds Target Date Retirement Series

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: October 31

Date of reporting period: April 30, 2015

Steven I. Koszalka

American Funds Target Date Retirement Series

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

Copies to:

Michael Glazer

Morgan, Lewis & Bockius LLP

355 South Grand Avenue, Suite 4400

Los Angeles, California 90071

(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

American Funds Target Date Retirement Series® Semi-annual report for the six months ended April 30, 2015

American Funds Target Date Retirement Series seeks to help investors saving for retirement. Each fund in the series is an age-appropriate portfolio of actively managed stock and bond funds, the mix of which becomes increasingly focused on providing income and stability as the targeted retirement date approaches and passes.

American Funds, from Capital Group, is one of the nation’s largest mutual fund families. For more than 80 years, Capital has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment for the periods ended March 31, 2015 (the most recent calendar quarter-end). The returns reflect the 5.75% maximum sales charge with all distributions reinvested. Also shown are the gross and net expense ratios as of the series prospectus dated January 1, 2015:

Class A shares	1 year	5 years	Lifetime*	Gross expense ratio		Net expense ratio

American Funds 2060 Target Date Retirement FundSM	—	—	–5.65%	1.12	%†	0.78	%†
American Funds 2055 Target Date Retirement Fund®	1.32%	9.91%	10.83	0.89		0.79
American Funds 2050 Target Date Retirement Fund®	1.27	9.89	5.35	0.87		0.77
American Funds 2045 Target Date Retirement Fund®	1.29	9.90	5.36	0.86		0.76
American Funds 2040 Target Date Retirement Fund®	1.17	9.86	5.34	0.86		0.76
American Funds 2035 Target Date Retirement Fund®	1.21	9.81	5.29	0.86		0.76
American Funds 2030 Target Date Retirement Fund®	1.02	9.73	5.27	0.85		0.75
American Funds 2025 Target Date Retirement Fund®	0.19	9.17	4.84	0.83		0.73
American Funds 2020 Target Date Retirement Fund®	0.05	8.05	4.26	0.81		0.71
American Funds 2015 Target Date Retirement Fund®	–0.40	7.23	4.07	0.81		0.71
American Funds 2010 Target Date Retirement Fund®	–0.57	6.70	3.81	0.81		0.71

*	Since February 1, 2007, for all funds except the 2060 Fund, which began March 27, 2015, and the 2055 Fund, which began February 1, 2010. For the 2060 Fund, the lifetime return is cumulative.
†	Gross and net expense ratios for the 2060 Fund are estimated.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses.

The target date funds invest in Class R-6 shares of the underlying funds. The series investment adviser is currently waiving its management fee of 0.10%. After December 31, 2015, the adviser may modify or terminate the waiver, but only with series board approval. In addition, the investment adviser has in the past reimbursed certain expenses for all share classes. Investment results and expense ratios reflect the waiver and reimbursements, without which the results would have been lower, and the expenses would have been higher. The expense ratios include the weighted average expenses of the underlying American Funds.

For Class R share class results, visit americanfundsretirement.com.

Each target date fund is composed of a mix of the American Funds and is subject to the risks and returns of the underlying funds. Investing outside the United States involves risks such as currency fluctuations, periods of illiquidity and price volatility as more fully described in the funds’ prospectuses. These risks may be heightened in connection with investments in developing countries. Small-company stocks entail additional risks, and they can fluctuate in price more than larger company stocks. Lower rated bonds are subject to greater fluctuations in value and risk of loss of income and principal than higher rated bonds. The return of principal for bond funds and for funds with underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. Shares of U.S. Government Securities Fund® are not guaranteed by the U.S. government. Diversification does not eliminate the risk of investing; losses are possible in diversified portfolios. Refer to the series prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the funds.

Contents

1	Letter to investors
4	Investment approach for American Funds Target Date Retirement Series
6	Investment portfolios
22	Financial statements
31	Notes to financial statements
54	Financial highlights

Fellow investors:

It’s our pleasure to present this semi-annual report for American Funds Target Date Retirement Series for the six months ended April 30, 2015.

We’re gratified to report that all funds in the series advanced during the period, with returns ranging from 2.45% to 4.28%. For the second consecutive year, a number of the funds received Lipper Fund Awards* for their strong results. While we’re encouraged by these results and the honor from Lipper, it’s important to keep them in context. Since retirement investing takes several decades, it’s always best to maintain a long-term perspective.

About the series

These funds are designed to meet the needs of individuals saving for or living in retirement. Each fund seeks to balance long-term needs for growth, income and stability. To that end, each consists of a diversified blend of individual American Funds.

The 11 funds in the series manage risk over time, adjusting their mix of assets as the target date approaches and passes. Because maximizing growth is a priority early in one’s investing life, the allocation to growth funds is highest during the years furthest from retirement. As one nears and enters retirement, the funds become more income-oriented.

In March we introduced the 2060 Fund, designed to help younger investors prepare for retirement. In January, American Funds Global Balanced FundSM was added to the funds in the series to provide greater diversification.

Economic update

The U.S. economy continued its recovery at a modest pace. Gross domestic product (GDP) climbed at an annual rate of 2.2% in the fourth quarter of 2014, down from a sharp 5.0% increase in the prior three months. Estimated GDP contracted 0.7% during the first quarter. Harsh winter weather, West Coast port disruptions, a strengthening dollar and low oil prices contributed to the poor showing. Job growth was generally strong throughout the period. Unemployment stood at 5.4% as of April 30.

In Europe and Asia, central banks ramped up stimulus in an effort to reverse tepid growth.

The financial markets

The U.S. stock market recorded solid returns during the final quarter of 2014, as economic data and corporate earnings supported equity prices. Equities gained slightly in the first part of 2015, hampered by volatile oil prices and news of a possible interest rate hike by the Federal Reserve. Standard & Poor’s 500 Composite Index (a market

*	The 2015 Lipper Fund Awards were announced on April 1, 2015. Class R-6 shares of nine funds in the series were recognized in the Best Mixed-Asset Large Company categories based on their consistently strong risk-adjusted performances (over three- and five-year periods) when compared to their Lipper Mixed-Asset Target Date Fund peer groups.

American Funds Target Date Retirement Series	1

Results at a glance

For periods ended April 30, 2015, with all distributions reinvested for Class A shares

	Cumulative total returns		Average annual total returns
	6 months	1 year	5 years		Lifetime (since 2/1/07)

American Funds 2060 Target Date Retirement Fund	—	—	—		1.80%[1]
Standard & Poor’s Target Date Through 2055+ Index	4.57%	8.31%	11.20%		1.25	[1]
Lipper Mixed-Asset Target 2055+ Funds Index	4.33	8.36	10.18	[3]	1.52	[1]
American Funds 2055 Target Date Retirement Fund	4.26	9.16	11.47		12.28	[2]
Standard & Poor’s Target Date Through 2055+ Index	4.57	8.31	11.20		12.36	[2]
Lipper Mixed-Asset Target 2055+ Funds Index	4.33	8.36	10.18	[3]	11.31	[2,3]
American Funds 2050 Target Date Retirement Fund	4.25	9.16	11.44		6.28
Standard & Poor’s Target Date Through 2050 Index	4.61	8.36	11.14		5.54
Lipper Mixed-Asset Target 2050 Funds Index	4.45	6.92	10.12		4.48	[3]
American Funds 2045 Target Date Retirement Fund	4.28	9.18	11.44		6.28
Standard & Poor’s Target Date Through 2045 Index	4.60	8.35	11.00		5.46
Lipper Mixed-Asset Target 2045 Funds Index	4.35	8.59	10.41		4.62	[3]
American Funds 2040 Target Date Retirement Fund	4.24	9.06	11.43		6.28
Standard & Poor’s Target Date Through 2040 Index	4.54	8.28	10.93		5.55
Lipper Mixed-Asset Target 2040 Funds Index	4.26	7.98	9.79		4.55
American Funds 2035 Target Date Retirement Fund	4.25	8.96	11.33		6.21
Standard & Poor’s Target Date Through 2035 Index	4.44	8.13	10.70		5.52
Lipper Mixed-Asset Target 2035 Funds Index	4.17	8.23	9.81		4.57	[3]
American Funds 2030 Target Date Retirement Fund	4.06	8.69	11.26		6.18
Standard & Poor’s Target Date Through 2030 Index	4.24	7.80	10.38		5.50
Lipper Mixed-Asset Target 2030 Funds Index	3.72	7.20	9.15		4.58
American Funds 2025 Target Date Retirement Fund	3.33	7.50	10.66		5.74
Standard & Poor’s Target Date Through 2025 Index	4.03	7.49	9.97		5.38
Lipper Mixed-Asset Target 2025 Funds Index	3.48	7.02	8.74		4.33	[3]
American Funds 2020 Target Date Retirement Fund	3.12	6.89	9.46		5.14
Standard & Poor’s Target Date Through 2020 Index	3.71	6.95	9.32		5.18
Lipper Mixed-Asset Target 2020 Funds Index	3.11	5.99	7.95		4.71
American Funds 2015 Target Date Retirement Fund	2.61	6.15	8.61		4.93
Standard & Poor’s Target Date Through 2015 Index	3.37	6.44	8.59		5.21
Lipper Mixed-Asset Target 2015 Funds Index	2.76	5.56	6.64		4.30
American Funds 2010 Target Date Retirement Fund	2.45	5.79	8.04		4.67
Standard & Poor’s Target Date Through 2010 Index	2.98	5.82	7.73		5.11
Lipper Mixed-Asset Target 2010 Funds Index	2.50	4.72	6.63		4.40
Standard & Poor’s 500 Composite Index	4.39	12.96	14.31		6.81
MSCI All Country World ex USA Index	5.56	2.63	6.04		2.17
Barclays U.S. Aggregate Index	2.06	4.46	4.12		5.06

The S&P 500 is a market capitalization-weighted index based on the results of 500 widely held common stocks. The MSCI All Country World ex USA Index is a free float-adjusted market capitalization-weighted index designed to measure developed and emerging equity markets excluding the U.S., and its results reflect dividends net of withholding taxes. Barclays U.S. Aggregate Index represents the U.S. investment-grade fixed-rate bond market. These indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index. Lipper indexes track the largest funds (no more than 30) represented by one share class per fund, in the corresponding Lipper category. Lipper averages reflect the current composition of all eligible mutual funds (all share classes) within a given category. Lipper indexes and averages track target date funds in five-year increments. The S&P Target Date Style Index series (“Through” variant), a subset of the S&P Target Date Index series, comprises a set of multi-asset class indexes based on funds with glide paths that aim to be more sensitive to longevity risk at, and beyond, the retirement date. The S&P Target Date Through Indexes (2010–2045) began on May 31, 2007. From February 1, 2007, through May 30, 2007, the related S&P Target Date Index (2010–2045) was used. The S&P Target Date Through 2050 Index began on May 30, 2008. From February 1, 2007, through May 30, 2007, the S&P Target Date 2045 Index was used. From May 31, 2007, through May 29, 2008, the S&P Target Date Through 2045 Index was used.

[1]	Cumulative total returns for the period March 27, 2015, commencement of the 2060 Fund operations, through April 30, 2015.
[2]	For the period February 1, 2010, commencement of the 2055 Fund operations, through April 30, 2015.
[3]	The Lipper index was not in existence for the entire period. Results shown are for the corresponding Lipper average.

2	American Funds Target Date Retirement Series

capitalization-weighted index based on the results of 500 widely held common stocks) gained 4.39% for the six months. Overall, stocks in international markets advanced, with the MSCI World ex USA Index (a leading benchmark for developed markets outside the U.S.) gaining 6.02%. Japan rebounded sharply on signs that the economy was gaining momentum. Quantitative easing measures helped boost European stocks and bonds. All of the indexes shown in this report are unmanaged and, therefore, reflect no expenses. Investors cannot invest directly in an index.

In October the Fed completed the bond buying programs it had initiated in the wake of the financial crisis. The short-term target federal funds rate remained near 0%, where it has been since December 2008. Fed chair Janet Yellen stated that potential rate hikes would be weighed on a meeting-by-meeting basis, pointing to disappointing wage growth and low inflation as key factors. She later suggested that the Fed would take a balanced approach in raising rates, indicating that after the initial increase, “our policy is likely to remain highly accommodative.” The bond market on the whole improved, with Barclays U.S. Aggregate Index (a measure of the broad investment-grade fixed-income market) posting a 2.06% return. Higher rated bonds led the way, with Barclays U.S. Corporate Investment Grade Index increasing 2.35%.

Results for the series

For the six months, all of the funds registered positive results roughly in line with their Lipper and S&P peer groups. Among the underlying American Funds, SMALLCAP World Fund® was additive, as stocks of smaller companies rallied. New Perspective Fund®, which invests in multinational companies based in the United States and overseas, also helped returns. While international bonds lagged, domestic fixed-income holdings were beneficial — particularly to funds close to or past their target dates.

Since saving for retirement is a long-term endeavor, it’s constructive to review the funds’ results over a number of longer time frames (see page 2). While these periods are still somewhat short, they provide perspective as to how the funds have fared in different market environments. In the five-year category, all of the funds advanced, with seven notching double-digit returns. Over their lifetimes (since February 1, 2007, for all funds except the 2055 Fund, which began operations on February 1, 2010, and the 2060 Fund, which launched March 27, 2015), each of the funds has posted positive returns — while also outpacing their Lipper and S&P peers in all but four instances.

Moving forward

We’re heartened that the U.S. economy is strengthening. Should the Fed decide to increase interest rates before the end of the year, we believe it’s likely that the financial markets will experience some volatility. We will, of course, continue to closely follow events in the Middle East and elsewhere.

We remain committed to the prudent, research-driven investment approach that has characterized our company’s philosophy for more than 80 years.

Thank you for your continued support. We look forward to reporting to you again in six months.

Cordially,

John H. Smet

Vice Chairman of the Board

Michael J. Downer
President

June 11, 2015

For current information about the series, visit americanfunds.com.

American Funds Target Date Retirement Series	3

Investment approach for

American Funds Target Date Retirement Series

The funds in this series are designed to balance your long-term needs for total return and stability. Each of the 11 target date funds manages risk over time, adjusting the blend of assets as its target date approaches and passes. Because maximizing growth should be a priority early in one’s investing life, the allocation to growth-oriented funds will be highest during the years furthest from retirement. As one nears and enters retirement, and there may be less time to recover from a severe stock market shock, the funds will increasingly emphasize income-oriented funds.

The chart on the following page shows the anticipated shifts in each target date fund over time. As you can see, even into retirement a fairly substantial portion will remain invested in funds that concentrate on stocks. We believe that with retirement lasting two decades or more for many people, an equity component makes sense, particularly in the early years of retirement.

What you own

Each of the target date funds is a diversified blend of American Funds, which may include growth, growth-and-income, equity-income, balanced and fixed income funds. The investment portfolios beginning on page 14 show a breakdown of American Funds in each target date fund. Although some of the target date funds have the same initial allocation, those closest to their target date will begin to shift their allocations sooner. Investment allocations and underlying funds are as of April 30, 2015. Allocation percentages and underlying funds are subject to the Portfolio Oversight Committee’s discretion and will evolve over time. Underlying funds may be added or removed during the year. For quarterly updates of the underlying fund allocations, visit americanfundsretirement.com.

Active management

American Funds Target Date Retirement Series is actively managed. Our Portfolio Oversight Committee continually monitors the funds in the series. Each target date fund will continue to be managed for approximately 30 years after the fund reaches its target date. The target date corresponds to the year an investor expects to retire and possibly start withdrawing money. The funds may be subject to an allocation approach that will not meet an investor’s retirement goals. The target allocations shown on the following page are effective as of January 1, 2015, and are subject to the Portfolio Oversight Committee’s discretion. The funds’ investment adviser anticipates that the funds will invest their assets within a range that deviates no more than 10% above or below these allocations. Underlying funds may be added or removed during the year. For quarterly updates of fund allocations, visit americanfundsretirement.com.

4	American Funds Target Date Retirement Series

American Funds Target Date Retirement Series Glide Path

Distinguishing points of our glide path

•	The funds in the series are actively managed 30 years past retirement so that participants can use a single fund for their entire lives.

•	The funds have meaningful equity exposure approaching and throughout retirement to help participants manage the risk of outliving their savings.

•	The funds place a growing emphasis on dividends, with the objective of generating income and managing volatility.

American Funds Target Date Retirement Series	5

American Funds 2060 Target Date Retirement Fund	unaudited

Investment portfolio, April 30, 2015

Designed for investors who plan to retire in or near 2060.

Fund investments	Shares	Value (000)
Growth funds 40%
AMCAP Fund, Class R-6	6,658	$194
EuroPacific Growth Fund, Class R-6	2,169	111
New Perspective Fund, Class R-6	5,001	195
New World Fund, Inc., Class R-6	1,974	111
SMALLCAP World Fund, Inc., Class R-6	3,973	195
The Growth Fund of America, Class R-6	4,338	195
The New Economy Fund, Class R-6	2,886	111
		1,112

Growth-and-income funds 45%
American Mutual Fund, Class R-6	5,944	223
Capital World Growth and Income Fund, Class R-6	4,036	195
Fundamental Investors, Class R-6	4,177	223
International Growth and Income Fund, Class R-6	3,327	111
The Investment Company of America, Class R-6	6,641	250
Washington Mutual Investors Fund, Class R-6	6,068	250
		1,252

Equity-income and Balanced funds 10%
American Balanced Fund, Class R-6	5,555	139
American Funds Global Balanced Fund, Class R-6	4,496	139
		278

Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	9,792	139

Total investment securities 100% (cost: $2,785,000)		2,781
Other assets less liabilities 0%		(1)

Net assets 100%		$2,780

See Notes to Financial Statements

6	American Funds Target Date Retirement Series

American Funds 2055 Target Date Retirement Fund	unaudited

Investment portfolio, April 30, 2015

Designed for investors who plan to retire in or near 2055.

Fund investments	Shares	Value (000)
Growth funds 40%
AMCAP Fund, Class R-6	1,381,280	$40,389
EuroPacific Growth Fund, Class R-6	449,756	23,068
New Perspective Fund, Class R-6	1,037,504	40,390
New World Fund, Inc., Class R-6	409,296	23,068
SMALLCAP World Fund, Inc., Class R-6	824,258	40,388
The Growth Fund of America, Class R-6	899,925	40,389
The New Economy Fund, Class R-6	598,545	23,068
		230,760

Growth-and-income funds 45%
American Mutual Fund, Class R-6	1,233,012	46,152
Capital World Growth and Income Fund, Class R-6	837,198	40,378
Fundamental Investors, Class R-6	866,634	46,157
International Growth and Income Fund, Class R-6	690,811	23,101
The Investment Company of America, Class R-6	1,377,692	51,925
Washington Mutual Investors Fund, Class R-6	1,258,793	51,925
		259,638

Equity-income and Balanced funds 10%
American Balanced Fund, Class R-6	1,155,018	28,910
American Funds Global Balanced Fund, Class R-6	934,380	28,900
		57,810

Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	2,052,687	29,148

Total investment securities 100% (cost: $530,911,000)		577,356
Other assets less liabilities 0%		(251)

Net assets 100%		$577,105

See Notes to Financial Statements

American Funds Target Date Retirement Series	7

American Funds 2050 Target Date Retirement Fund	unaudited

Investment portfolio, April 30, 2015

Designed for investors who plan to retire in or near 2050.

Fund investments	Shares	Value (000)
Growth funds 40%
AMCAP Fund, Class R-6	3,935,528	$115,075
EuroPacific Growth Fund, Class R-6	1,286,771	65,998
New Perspective Fund, Class R-6	2,972,418	115,716
New World Fund, Inc., Class R-6	1,166,052	65,719
SMALLCAP World Fund, Inc., Class R-6	2,348,686	115,085
The Growth Fund of America, Class R-6	2,564,296	115,086
The New Economy Fund, Class R-6	1,702,962	65,632
		658,311

Growth-and-income funds 45%
American Mutual Fund, Class R-6	3,525,138	131,946
Capital World Growth and Income Fund, Class R-6	2,377,943	114,688
Fundamental Investors, Class R-6	2,478,132	131,985
International Growth and Income Fund, Class R-6	1,980,805	66,238
The Investment Company of America, Class R-6	3,934,028	148,274
Washington Mutual Investors Fund, Class R-6	3,600,331	148,514
		741,645

Equity-income and Balanced funds 10%
American Balanced Fund, Class R-6	3,301,939	82,648
American Funds Global Balanced Fund, Class R-6	2,673,656	82,696
		165,344

Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	5,855,573	83,149

Total investment securities 100% (cost: $1,413,284,000)		1,648,449
Other assets less liabilities 0%		(756)

Net assets 100%		$1,647,693

See Notes to Financial Statements

8	American Funds Target Date Retirement Series

American Funds 2045 Target Date Retirement Fund	unaudited

Investment portfolio, April 30, 2015

Designed for investors who plan to retire in or near 2045.

Fund investments	Shares	Value (000)
Growth funds 40%
AMCAP Fund, Class R-6	4,701,030	$137,458
EuroPacific Growth Fund, Class R-6	1,533,426	78,650
New Perspective Fund, Class R-6	3,541,744	137,880
New World Fund, Inc., Class R-6	1,391,697	78,436
SMALLCAP World Fund, Inc., Class R-6	2,805,268	137,458
The Growth Fund of America, Class R-6	3,062,792	137,458
The New Economy Fund, Class R-6	2,035,653	78,454
		785,794

Growth-and-income funds 45%
American Mutual Fund, Class R-6	4,152,494	155,428
Capital World Growth and Income Fund, Class R-6	2,795,512	134,827
Fundamental Investors, Class R-6	2,919,936	155,516
International Growth and Income Fund, Class R-6	2,364,083	79,055
The Investment Company of America, Class R-6	4,640,611	174,904
Washington Mutual Investors Fund, Class R-6	4,247,099	175,193
		874,923

Equity-income and Balanced funds 10%
American Balanced Fund, Class R-6	4,015,764	100,515
American Funds Global Balanced Fund, Class R-6	3,188,737	98,628
Capital Income Builder, Class R-6	64,488	3,938
The Income Fund of America, Class R-6	179,826	3,947
		207,028

Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	6,975,825	99,057

Total investment securities 100% (cost: $1,695,783,000)		1,966,802
Other assets less liabilities 0%		(1,058)

Net assets 100%		$1,965,744

See Notes to Financial Statements

American Funds Target Date Retirement Series	9

American Funds 2040 Target Date Retirement Fund	unaudited

Investment portfolio, April 30, 2015

Designed for investors who plan to retire in or near 2040.

Fund investments	Shares	Value (000)
Growth funds 40%
AMCAP Fund, Class R-6	7,845,542	$229,404
EuroPacific Growth Fund, Class R-6	2,574,268	132,034
New Perspective Fund, Class R-6	5,943,942	231,398
New World Fund, Inc., Class R-6	2,328,276	131,222
SMALLCAP World Fund, Inc., Class R-6	4,682,683	229,451
The Growth Fund of America, Class R-6	5,112,711	229,458
The New Economy Fund, Class R-6	3,391,430	130,706
		1,313,673

Growth-and-income funds 39%
American Mutual Fund, Class R-6	6,066,993	227,087
Capital World Growth and Income Fund, Class R-6	4,001,547	192,995
Fundamental Investors, Class R-6	4,267,683	227,297
International Growth and Income Fund, Class R-6	3,859,044	129,046
The Investment Company of America, Class R-6	6,891,508	259,741
Washington Mutual Investors Fund, Class R-6	6,387,026	263,465
		1,299,631

Equity-income and Balanced funds 16%
American Balanced Fund, Class R-6	7,910,297	197,995
American Funds Global Balanced Fund, Class R-6	5,444,189	168,389
Capital Income Builder, Class R-6	1,188,975	72,610
The Income Fund of America, Class R-6	3,306,287	72,573
		511,567

Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	11,689,535	165,992

Total investment securities 100% (cost: $2,815,270,000)		3,290,863
Other assets less liabilities 0%		(1,584)

Net assets 100%		$3,289,279

See Notes to Financial Statements

10	American Funds Target Date Retirement Series

American Funds 2035 Target Date Retirement Fund	unaudited

Investment portfolio, April 30, 2015

Designed for investors who plan to retire in or near 2035.

Fund investments	Shares	Value (000)
Growth funds 39%
AMCAP Fund, Class R-6	8,615,838	$251,927
EuroPacific Growth Fund, Class R-6	2,865,945	146,994
New Perspective Fund, Class R-6	6,620,023	257,718
New World Fund, Inc., Class R-6	2,535,166	142,882
SMALLCAP World Fund, Inc., Class R-6	5,140,162	251,868
The Growth Fund of America, Class R-6	5,611,945	251,864
The New Economy Fund, Class R-6	3,680,234	141,836
		1,445,089

Growth-and-income funds 35%
American Mutual Fund, Class R-6	5,885,844	220,307
Capital World Growth and Income Fund, Class R-6	3,779,350	182,278
Fundamental Investors, Class R-6	4,136,257	220,297
International Growth and Income Fund, Class R-6	3,307,905	110,617
The Investment Company of America, Class R-6	6,812,629	256,768
Washington Mutual Investors Fund, Class R-6	7,126,017	293,948
		1,284,215

Equity-income and Balanced funds 20%
American Balanced Fund, Class R-6	8,823,646	220,856
American Funds Global Balanced Fund, Class R-6	7,137,658	220,768
Capital Income Builder, Class R-6	2,405,532	146,906
The Income Fund of America, Class R-6	6,708,391	147,249
		735,779

Fixed income funds 6%
American Funds Inflation Linked Bond Fund, Class R-6	759,107	7,371
U.S. Government Securities Fund, Class R-6	13,790,191	195,820
		203,191

Total investment securities 100% (cost: $3,163,239,000)		3,668,274
Other assets less liabilities 0%		(1,978)

Net assets 100%		$3,666,296

See Notes to Financial Statements

American Funds Target Date Retirement Series	11

American Funds 2030 Target Date Retirement Fund	unaudited

Investment portfolio, April 30, 2015

Designed for investors who plan to retire in or near 2030.

Fund investments	Shares	Value (000)
Growth funds 33%
AMCAP Fund, Class R-6	10,258,656	$299,963
EuroPacific Growth Fund, Class R-6	3,943,634	202,269
New Perspective Fund, Class R-6	9,046,034	352,162
New World Fund, Inc., Class R-6	2,623,906	147,884
SMALLCAP World Fund, Inc., Class R-6	6,066,675	297,267
The Growth Fund of America, Class R-6	6,683,670	299,963
The New Economy Fund, Class R-6	3,707,837	142,900
		1,742,408

Growth-and-income funds 35%
American Mutual Fund, Class R-6	8,344,098	312,319
Capital World Growth and Income Fund, Class R-6	5,363,286	258,671
Fundamental Investors, Class R-6	5,876,105	312,961
International Growth and Income Fund, Class R-6	4,699,421	157,149
The Investment Company of America, Class R-6	9,658,866	364,043
Washington Mutual Investors Fund, Class R-6	10,104,284	416,802
		1,821,945

Equity-income and Balanced funds 20%
American Balanced Fund, Class R-6	12,519,204	313,356
American Funds Global Balanced Fund, Class R-6	10,130,093	313,324
Capital Income Builder, Class R-6	3,418,447	208,764
The Income Fund of America, Class R-6	9,510,828	208,763
		1,044,207

Fixed income funds 12%
American Funds Inflation Linked Bond Fund, Class R-6	11,929,078	115,831
American Funds Mortgage Fund, Class R-6	2,558,336	26,274
Capital World Bond Fund, Class R-6	1,319,941	26,254
Intermediate Bond Fund of America, Class R-6	1,540,934	21,003
U.S. Government Securities Fund, Class R-6	29,302,555	416,096
		605,458

Total investment securities 100% (cost: $4,501,243,000)		5,214,018
Other assets less liabilities 0%		(2,624)

Net assets 100%		$5,211,394

12	American Funds Target Date Retirement Series

American Funds 2030 Target Date Retirement Fund

Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of each fund’s outstanding voting shares. Further details on these holdings and related transactions during the six months ended April 30, 2015, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 4/30/2015 (000)
U.S. Government Securities Fund, Class R-6	27,963,807	4,583,518	3,244,770	29,302,555	$2,389	$416,096
American Funds Inflation Linked Bond Fund, Class R-6	1,317,636	10,682,833	71,391	11,929,078	568	115,831
					$2,957	$531,927

See Notes to Financial Statements

American Funds Target Date Retirement Series	13

American Funds 2025 Target Date Retirement Fund	unaudited

Investment portfolio, April 30, 2015

Designed for investors who plan to retire in or near 2025.

Fund investments	Shares	Value (000)
Growth funds 19%
AMCAP Fund, Class R-6	6,885,662	$201,337
EuroPacific Growth Fund, Class R-6	2,980,082	152,848
New Perspective Fund, Class R-6	6,494,037	252,813
New World Fund, Inc., Class R-6	860,578	48,502
SMALLCAP World Fund, Inc., Class R-6	2,982,604	146,147
The Growth Fund of America, Class R-6	4,412,471	198,032
		999,679

Growth-and-income funds 35%
American Mutual Fund, Class R-6	8,210,711	307,327
Capital World Growth and Income Fund, Class R-6	5,304,176	255,820
Fundamental Investors, Class R-6	5,681,973	302,622
International Growth and Income Fund, Class R-6	4,556,728	152,377
The Investment Company of America, Class R-6	9,381,985	353,607
Washington Mutual Investors Fund, Class R-6	9,696,531	399,982
		1,771,735

Equity-income and Balanced funds 20%
American Balanced Fund, Class R-6	12,333,298	308,703
American Funds Global Balanced Fund, Class R-6	9,986,556	308,884
Capital Income Builder, Class R-6	3,370,266	205,822
The Income Fund of America, Class R-6	9,373,022	205,738
		1,029,147

Fixed income funds 26%
American Funds Inflation Linked Bond Fund, Class R-6	21,842,298	212,089
American Funds Mortgage Fund, Class R-6	25,212,199	258,929
Capital World Bond Fund, Class R-6	13,032,191	259,210
Intermediate Bond Fund of America, Class R-6	17,089,136	232,925
The Bond Fund of America, Class R-6	1,983,308	25,625
U.S. Government Securities Fund, Class R-6	25,163,820	357,326
		1,346,104

Total investment securities 100% (cost: $4,548,094,000)		5,146,665
Other assets less liabilities 0%		(2,368)

Net assets 100%		$5,144,297

14	American Funds Target Date Retirement Series

American Funds 2025 Target Date Retirement Fund

Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of each fund’s outstanding voting shares. Further details on these holdings and related transactions during the six months ended April 30, 2015, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 4/30/2015 (000)
U.S. Government Securities Fund, Class R-6	21,724,604	3,699,258	260,042	25,163,820	$2,004	$357,326
American Funds Mortgage Fund, Class R-6	15,512,217	9,925,545	225,563	25,212,199	3,229	258,929
American Funds Inflation Linked Bond Fund, Class R-6	7,437,901	14,640,454	236,057	21,842,298	1,884	212,089
					$7,117	$828,344

See Notes to Financial Statements

American Funds Target Date Retirement Series	15

American Funds 2020 Target Date Retirement Fund	unaudited

Investment portfolio, April 30, 2015

Designed for investors who plan to retire in or near 2020.

Fund investments	Shares	Value (000)
Growth funds 14%
AMCAP Fund, Class R-6	6,948,467	$203,173
EuroPacific Growth Fund, Class R-6	2,984,748	153,088
New Perspective Fund, Class R-6	6,609,315	257,301
The Growth Fund of America, Class R-6	3,410,322	153,055
		766,617

Growth-and-income funds 29%
American Mutual Fund, Class R-6	8,498,437	318,097
Capital World Growth and Income Fund, Class R-6	5,400,545	260,468
Fundamental Investors, Class R-6	4,910,513	261,534
International Growth and Income Fund, Class R-6	3,102,898	103,761
The Investment Company of America, Class R-6	8,339,922	314,332
Washington Mutual Investors Fund, Class R-6	7,581,895	312,753
		1,570,945

Equity-income and Balanced funds 21%
American Balanced Fund, Class R-6	12,325,471	308,506
American Funds Global Balanced Fund, Class R-6	9,976,579	308,576
Capital Income Builder, Class R-6	3,896,430	237,955
The Income Fund of America, Class R-6	10,837,179	237,876
		1,092,913

Fixed income funds 36%
American Funds Inflation Linked Bond Fund, Class R-6	28,770,094	279,357
American Funds Mortgage Fund, Class R-6	26,684,197	274,047
American High-Income Trust, Class R-6	2,379,891	26,012
Capital World Bond Fund, Class R-6	13,536,354	269,238
Intermediate Bond Fund of America, Class R-6	35,577,257	484,918
The Bond Fund of America, Class R-6	22,031,331	284,645
U.S. Government Securities Fund, Class R-6	22,332,458	317,121
		1,935,338

Total investment securities 100% (cost: $4,773,201,000)		5,365,813
Other assets less liabilities 0%		374

Net assets 100%		$5,366,187

16	American Funds Target Date Retirement Series

American Funds 2020 Target Date Retirement Fund

Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of each fund’s outstanding voting shares. Further details on these holdings and related transactions during the six months ended April 30, 2015, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 4/30/2015 (000)
American Funds Inflation Linked Bond Fund, Class R-6	16,481,690	12,472,793	184,389	28,770,094	$2,865	$279,357
American Funds Mortgage Fund, Class R-6	20,417,830	6,394,107	127,740	26,684,197	3,697	274,047
					$6,562	$553,404

See Notes to Financial Statements

American Funds Target Date Retirement Series	17

American Funds 2015 Target Date Retirement Fund	unaudited

Investment portfolio, April 30, 2015

Designed for investors who plan to retire in or near 2015.

Fund investments	Shares	Value (000)
Growth funds 4%
AMCAP Fund, Class R-6	1,700,891	$49,734
New Perspective Fund, Class R-6	1,281,303	49,881
The Growth Fund of America, Class R-6	554,214	24,873
		124,488

Growth-and-income funds 25%
American Mutual Fund, Class R-6	4,438,848	166,146
Capital World Growth and Income Fund, Class R-6	2,290,359	110,464
Fundamental Investors, Class R-6	2,083,573	110,971
International Growth and Income Fund, Class R-6	834,316	27,900
The Investment Company of America, Class R-6	3,678,086	138,627
Washington Mutual Investors Fund, Class R-6	3,361,406	138,658
		692,766

Equity-income and Balanced funds 26%
American Balanced Fund, Class R-6	4,338,445	108,591
American Funds Global Balanced Fund, Class R-6	2,698,311	83,459
Capital Income Builder, Class R-6	4,228,644	258,243
The Income Fund of America, Class R-6	11,782,758	258,632
		708,925

Fixed income funds 45%
American Funds Inflation Linked Bond Fund, Class R-6	20,100,947	195,180
American Funds Mortgage Fund, Class R-6	16,297,284	167,373
American High-Income Trust, Class R-6	12,768,607	139,561
Capital World Bond Fund, Class R-6	7,016,635	139,561
Intermediate Bond Fund of America, Class R-6	18,401,304	250,810
The Bond Fund of America, Class R-6	17,259,872	222,997
U.S. Government Securities Fund, Class R-6	9,828,231	139,561
		1,255,043

Total investment securities 100% (cost: $2,539,265,000)		2,781,222
Other assets less liabilities 0%		(1,448)

Net assets 100%		$2,779,774

18	American Funds Target Date Retirement Series

American Funds 2015 Target Date Retirement Fund

Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of each fund’s outstanding voting shares. Further details on these holdings and related transactions during the six months ended April 30, 2015, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 4/30/2015 (000)
American Funds Inflation Linked Bond Fund, Class R-6	7,571,557	12,797,111	267,721	20,100,947	$1,712	$195,180
American Funds Mortgage Fund, Class R-6	17,910,980	1,062,713	2,676,409	16,297,284	2,916	167,373
					$4,628	$362,553

See Notes to Financial Statements

American Funds Target Date Retirement Series	19

American Funds 2010 Target Date Retirement Fund	unaudited

Investment portfolio, April 30, 2015

Designed for investors who plan to retire in or near 2010.

Fund investments	Shares	Value (000)
Growth-and-income funds 24%
American Mutual Fund, Class R-6	2,591,546	$97,002
Capital World Growth and Income Fund, Class R-6	1,356,012	65,400
Fundamental Investors, Class R-6	1,205,366	64,198
International Growth and Income Fund, Class R-6	441,359	14,759
The Investment Company of America, Class R-6	2,140,499	80,675
Washington Mutual Investors Fund, Class R-6	1,956,361	80,700
		402,734

Equity-income and Balanced funds 30%
American Balanced Fund, Class R-6	1,978,015	49,510
American Funds Global Balanced Fund, Class R-6	1,598,261	49,434
Capital Income Builder, Class R-6	3,236,460	197,650
The Income Fund of America, Class R-6	9,020,040	197,990
		494,584

Fixed income funds 46%
American Funds Inflation Linked Bond Fund, Class R-6	11,910,863	115,654
American Funds Mortgage Fund, Class R-6	9,676,557	99,378
American High-Income Trust, Class R-6	7,583,213	82,885
Capital World Bond Fund, Class R-6	4,167,145	82,885
Intermediate Bond Fund of America, Class R-6	11,529,927	157,153
Short-Term Bond Fund of America, Class R-6	818,755	8,204
The Bond Fund of America, Class R-6	10,246,787	132,388
U.S. Government Securities Fund, Class R-6	5,249,490	74,543
		753,090

Total investment securities 100% (cost: $1,575,549,000)		1,650,408
Other assets less liabilities 0%		10,899

Net assets 100%		$1,661,307

20	American Funds Target Date Retirement Series

American Funds 2010 Target Date Retirement Fund

Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of each fund’s outstanding voting shares. Further details on these holdings and related transactions during the six months ended April 30, 2015, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 4/30/2015 (000)
American Funds Inflation Linked Bond Fund, Class R-6	8,898,285	3,435,523	422,945	11,910,863	$1,152	$115,654
American Funds Mortgage Fund, Class R-6	8,068,433	1,849,697	241,573	9,676,557	1,422	99,378
					$2,574	$215,032

See Notes to Financial Statements

American Funds Target Date Retirement Series	21

Financial statements

Statements of assets and liabilities

at April 30, 2015

	2060 Fund		2055 Fund	2050 Fund	2045 Fund

Assets:
Investment securities, at value:
Unaffiliated issuers	$2,781		$577,356	$1,648,449	$1,966,802
Affiliated issuers	—		—	—	—
Receivables for:
Sales of investments	31		—	—	—
Sales of fund’s shares	37		2,181	2,890	3,963
Dividends	—	*	37	106	126
Total assets	2,849		579,574	1,651,445	1,970,891

Liabilities:
Payables for:
Purchases of investments	—	*	1,329	890	2,127
Repurchases of fund’s shares	68		828	1,972	1,952
Services provided by related parties	1		311	883	1,062
Trustees’ deferred compensation	—	*	1	7	6
Bank overdraft	—		—	—	—
Total liabilities	69		2,469	3,752	5,147
Net assets at April 30, 2015	$2,780		$577,105	$1,647,693	$1,965,744

Net assets consist of:
Capital paid in on shares of beneficial interest	$2,786		$506,146	$1,334,006	$1,602,491
(Accumulated) undistributed net investment (loss) income	(1)		453	1,915	2,391
(Accumulated) undistributed net realized (loss) gain	(1)		24,061	76,607	89,843
Net unrealized (depreciation) appreciation	(4)		46,445	235,165	271,019
Net assets at April 30, 2015	$2,780		$577,105	$1,647,693	$1,965,744

Investment securities, at cost:
Unaffiliated issuers	$2,785		$530,911	$1,413,284	$1,695,783
Affiliated issuers	—		—	—	—

*	Amount less than one thousand.

See Notes to Financial Statements

22	American Funds Target Date Retirement Series

unaudited

(dollars in thousands)

2040 Fund	2035 Fund	2030 Fund	2025 Fund	2020 Fund	2015 Fund	2010 Fund

$3,290,863	$3,668,274	$4,682,091	$4,318,321	$4,812,409	$2,418,669	$1,435,376
—	—	531,927	828,344	553,404	362,553	215,032

—	—	—	—	—	4,498	1,831
4,654	6,188	7,842	7,556	9,299	1,829	13,270
211	249	592	1,191	2,112	1,902	1,140
3,295,728	3,674,711	5,222,452	5,155,412	5,377,224	2,789,451	1,666,649

1,255	1,540	3,493	3,715	2,579	1,902	1,139
3,514	4,880	4,864	4,673	5,784	6,032	3,280
1,668	1,981	2,681	2,705	2,648	1,458	734
12	14	20	22	26	20	15
—	—	—	—	—	265	174
6,449	8,415	11,058	11,115	11,037	9,677	5,342
$3,289,279	$3,666,296	$5,211,394	$5,144,297	$5,366,187	$2,779,774	$1,661,307

$2,656,393	$2,962,638	$4,228,353	$4,263,508	$4,594,997	$2,408,898	$1,525,508
4,966	5,750	9,415	8,545	11,496	9,297	6,827
152,327	192,873	260,851	273,673	167,082	119,622	54,113
475,593	505,035	712,775	598,571	592,612	241,957	74,859
$3,289,279	$3,666,296	$5,211,394	$5,144,297	$5,366,187	$2,779,774	$1,661,307

$2,815,270	$3,163,239	$3,975,855	$3,727,642	$4,231,243	$2,184,004	$1,365,487
—	—	525,388	820,452	541,958	355,261	210,062

American Funds Target Date Retirement Series	23

Statements of assets and liabilities

at April 30, 2015

		2060 Fund	2055 Fund	2050 Fund	2045 Fund

Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class A:	Net assets	$1,130	$176,639	$456,679	$514,406
	Shares outstanding	111	10,904	34,643	38,177
	Net asset value per share	$10.18	$16.20	$13.18	$13.47
Class B:	Net assets	$10	$52	$55	$316
	Shares outstanding	1	3	4	24
	Net asset value per share	$10.18	$16.19	$13.11	$13.39
Class C:	Net assets	$140	$7,253	$9,369	$10,635
	Shares outstanding	14	451	717	796
	Net asset value per share	$10.18	$16.07	$13.06	$13.36
Class F-1:	Net assets	$13	$256	$894	$437
	Shares outstanding	1	16	68	33
	Net asset value per share	$10.20	$16.18	$13.15	$13.45
Class F-2:	Net assets	$10	$297	$436	$432
	Shares outstanding	1	18	33	32
	Net asset value per share	$10.18	$16.20	$13.18	$13.49
Class R-1:	Net assets	$10	$1,705	$7,040	$8,996
	Shares outstanding	1	107	543	678
	Net asset value per share	$10.18	$15.95	$12.98	$13.27
Class R-2:	Net assets	$687	$109,802	$270,381	$347,557
	Shares outstanding	67	6,875	20,836	26,280
	Net asset value per share	$10.18	$15.97	$12.98	$13.23
Class R-2E:	Net assets	$10	$24	$28	$17
	Shares outstanding	1	1	2	1
	Net asset value per share	$10.18	$16.19	$13.16	$13.46
Class R-3:	Net assets	$355	$103,641	$315,779	$359,253
	Shares outstanding	35	6,443	24,155	26,903
	Net asset value per share	$10.18	$16.09	$13.07	$13.35
Class R-4:	Net assets	$98	$74,316	$219,659	$267,990
	Shares outstanding	10	4,591	16,688	19,914
	Net asset value per share	$10.18	$16.19	$13.16	$13.46
Class R-5:	Net assets	$190	$34,224	$107,975	$133,375
	Shares outstanding	19	2,101	8,141	9,832
	Net asset value per share	$10.19	$16.29	$13.26	$13.57
Class R-6:	Net assets	$127	$68,896	$259,398	$322,330
	Shares outstanding	12	4,226	19,612	23,839
	Net asset value per share	$10.19	$16.30	$13.23	$13.52

See Notes to Financial Statements

24	American Funds Target Date Retirement Series

unaudited

(dollars and shares in thousands, except per-share amounts)

2040 Fund	2035 Fund	2030 Fund	2025 Fund	2020 Fund	2015 Fund	2010 Fund

$826,914	$918,007	$1,228,686	$1,361,736	$1,441,721	$914,665	$599,090
61,677	69,260	93,278	108,030	121,684	81,251	56,841
$13.41	$13.25	$13.17	$12.61	$11.85	$11.26	$10.54
$316	$411	$387	$398	$477	$81	$198
24	31	30	32	40	7	19
$13.33	$13.17	$13.08	$12.52	$11.78	$11.19	$10.49
$13,668	$21,994	$25,184	$29,372	$32,447	$18,241	$12,066
1,028	1,674	1,928	2,350	2,761	1,633	1,154
$13.30	$13.14	$13.06	$12.50	$11.75	$11.17	$10.45
$856	$1,286	$1,777	$3,165	$5,438	$1,813	$745
64	97	135	252	460	161	71
$13.39	$13.24	$13.14	$12.57	$11.82	$11.24	$10.53
$930	$1,437	$2,741	$3,474	$2,384	$1,495	$1,182
69	108	208	276	201	133	112
$13.41	$13.26	$13.17	$12.60	$11.85	$11.26	$10.54
$17,401	$17,637	$29,831	$23,152	$19,129	$14,743	$4,718
1,320	1,356	2,294	1,863	1,636	1,332	451
$13.19	$13.01	$13.00	$12.42	$11.69	$11.07	$10.47
$521,789	$649,547	$800,651	$813,249	$702,233	$357,953	$146,725
39,596	49,838	61,817	65,617	60,172	32,273	14,096
$13.18	$13.03	$12.95	$12.39	$11.67	$11.09	$10.41
$46	$53	$273	$41	$208	$20	$10
3	4	21	3	18	2	1
$13.39	$13.23	$13.14	$12.58	$11.82	$11.24	$10.53
$569,099	$660,754	$982,689	$932,742	$953,104	$497,578	$228,177
42,763	50,254	75,191	74,590	81,010	44,508	21,765
$13.31	$13.15	$13.07	$12.50	$11.77	$11.18	$10.48
$440,494	$480,280	$718,140	$657,613	$732,111	$312,061	$203,902
32,900	36,293	54,595	52,236	61,848	27,745	19,360
$13.39	$13.23	$13.15	$12.59	$11.84	$11.25	$10.53
$226,294	$242,656	$304,006	$295,926	$294,075	$131,132	$84,266
16,771	18,199	22,941	23,342	24,677	11,585	7,953
$13.49	$13.33	$13.25	$12.68	$11.92	$11.32	$10.60
$671,472	$672,234	$1,117,029	$1,023,429	$1,182,860	$529,992	$380,228
49,915	50,581	84,585	80,923	99,514	46,971	35,976
$13.45	$13.29	$13.21	$12.65	$11.89	$11.28	$10.57

American Funds Target Date Retirement Series	25

Statements of operations

for the six months ended April 30, 2015

	2060 Fund[1]	2055 Fund		2050 Fund		2045 Fund

Investment income:
Income:
Dividends:
Unaffiliated issuers	$— [2]	$4,647		$14,070		$16,825
Affiliated issuers	—	—		—		—
	—	4,647		14,070		16,825
Fees and expenses[3]:
Investment advisory services	— [2]	240		718		861
Distribution services	1	852		2,359		2,877
Transfer agent services	— [2]	300		854		1,028
Reports to shareholders	—	10		26		30
Registration statement and prospectus	—	271		318		331
Trustees’ compensation	— [2]	2		5		6
Auditing and legal	—	—	[2]	—	[2]	—	[2]
Custodian	—	5		5		5
State and local taxes	—	—		1		—
Other	—	2		5		5
Total fees and expenses before waivers	1	1,682		4,291		5,143
Less investment advisory services waivers	— [2]	240		718		860
Total fees and expenses after waivers	1	1,442		3,573		4,283
Net investment (loss) income	(1)	3,205		10,497		12,542

Net realized (loss) gain and unrealized depreciation on investments:
Net realized (loss) gain on sale of investments:
Unaffiliated issuers	(1)	2,340		9,847		10,689
Affiliated issuers	—	—		—		—
Capital gain distributions received	—	21,728		66,753		79,115
Net realized (loss) gain on investments	(1)	24,068		76,600		89,804
Net unrealized depreciation on investments	(4)	(6,541)		(25,038)		(27,791)
Net realized (loss) gain and unrealized depreciation on investments	(5)	17,527		51,562		62,013
Net (decrease) increase in net assets resulting from operations	$(6)	$20,732		$62,059		$74,555

[1]	For the period March 27, 2015, commencement of operations, through April 30, 2015.
[2]	Amount less than one thousand.
[3]	Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

26	American Funds Target Date Retirement Series

unaudited

(dollars in thousands)

2040 Fund	2035 Fund	2030 Fund	2025 Fund	2020 Fund	2015 Fund		2010 Fund

$29,677	$33,675	$44,633	$39,877	$44,876	$27,793		$17,652
—	—	2,957	7,117	6,562	4,628		2,574
29,677	33,675	47,590	46,994	51,438	32,421		20,226

1,456	1,625	2,300	2,282	2,398	1,302		765
4,532	5,381	7,314	7,534	7,421	4,160		2,069
1,633	1,912	2,593	2,660	2,650	1,494		785
49	53	73	71	74	42		24
385	390	431	439	439	337		282
10	12	16	16	17	10		6
2	2	2	2	2	—	[2]	—	[2]
5	5	5	5	5	5		5
1	1	—	—	1	—		1
8	8	12	12	13	7		5
8,081	9,389	12,746	13,021	13,020	7,357		3,942
1,457	1,625	2,300	2,282	2,398	1,302		765
6,624	7,764	10,446	10,739	10,622	6,055		3,177
23,053	25,911	37,144	36,255	40,816	26,366		17,049

22,085	50,102	74,249	115,328	38,303	59,957		26,183
—	—	1,451	(172)	(36)	1,206		70
130,273	142,679	185,322	158,546	128,704	58,356		27,867
152,358	192,781	261,022	273,702	166,971	119,519		54,120
(49,899)	(79,133)	(108,695)	(156,578)	(57,917)	(79,342)		(33,034)

102,459	113,648	152,327	117,124	109,054	40,177		21,086

$125,512	$139,559	$189,471	$153,379	$149,870	$66,543		$38,135

American Funds Target Date Retirement Series	27

Statements of changes in net assets

	2060 Fund	2055 Fund		2050 Fund

	Period ended April 30 2015*,†	Six months ended April 30 2015†	Year ended October 31 2014	Six months ended April 30 2015†	Year ended October 31 2014
Operations:
Net investment (loss) income	$(1)	$3,205	$3,129	$10,497	$11,684
Net realized (loss) gain on investments	(1)	24,068	10,350	76,600	38,230
Net unrealized (depreciation) appreciation on investments	(4)	(6,541)	16,862	(25,038)	56,873
Net (decrease) increase in net assets resulting from operations	(6)	20,732	30,341	62,059	106,787

Dividends and distributions paid to shareholders:
Dividends from net investment income	—	(2,977)	(2,432)	(9,952)	(9,914)
Distributions from net realized gain on investments	—	(10,307)	(2,183)	(38,059)	(6,964)
Total dividends and distributions paid to shareholders	—	(13,284)	(4,615)	(48,011)	(16,878)
Net capital share transactions	2,786	162,324	152,269	332,420	317,155

Total increase in net assets	2,780	169,772	177,995	346,468	407,064

Net assets:
Beginning of period	—	407,333	229,338	1,301,225	894,161
End of period	$2,780	$577,105	$407,333	$1,647,693	$1,301,225
(Accumulated) undistributed net investment (loss) income	$(1)	$453	$225	$1,915	$1,370

See Notes to Financial Statements

28	American Funds Target Date Retirement Series

(dollars in thousands)

2045 Fund		2040 Fund		2035 Fund		2030 Fund		2025 Fund

Six months ended April 30 2015†	Year ended October 31 2014	Six months ended April 30 2015†	Year ended October 31 2014	Six months ended April 30 2015†	Year ended October 31 2014	Six months ended April 30 2015†	Year ended October 31 2014	Six months ended April 30 2015†	Year ended October 31 2014

$12,542	$13,400	$23,053	$24,329	$25,911	$27,694	$37,144	$41,644	$36,255	$41,821
89,804	40,507	152,358	77,734	192,781	76,445	261,022	123,015	273,702	99,629
(27,791)	70,435	(49,899)	108,708	(79,133)	130,868	(108,695)	164,856	(156,578)	167,412

74,555	124,342	125,512	210,771	139,559	235,007	189,471	329,515	153,379	308,862

(12,424)	(11,179)	(22,473)	(20,000)	(27,358)	(23,271)	(37,466)	(34,344)	(41,276)	(34,770)
(40,292)	(7,379)	(77,499)	(16,152)	(76,041)	(15,296)	(122,729)	(24,894)	(99,162)	(23,801)
(52,716)	(18,558)	(99,972)	(36,152)	(103,399)	(38,567)	(160,195)	(59,238)	(140,438)	(58,571)
418,084	412,064	626,161	693,713	731,871	707,736	1,098,125	942,978	1,140,299	865,073

439,923	517,848	651,701	868,332	768,031	904,176	1,127,401	1,213,255	1,153,240	1,115,364

1,525,821	1,007,973	2,637,578	1,769,246	2,898,265	1,994,089	4,083,993	2,870,738	3,991,057	2,875,693
$1,965,744	$1,525,821	$3,289,279	$2,637,578	$3,666,296	$2,898,265	$5,211,394	$4,083,993	$5,144,297	$3,991,057

$2,391	$2,273	$4,966	$4,386	$5,750	$7,197	$9,415	$9,737	$8,545	$13,566

See page 30 for footnotes.

American Funds Target Date Retirement Series	29

Statements of changes in net assets	(dollars in thousands)

	2020 Fund		2015 Fund		2010 Fund

	Six months ended April 30 2015†	Year ended October 31 2014	Six months ended April 30 2015†	Year ended October 31 2014	Six months ended April 30 2015†	Year ended October 31 2014
Operations:
Net investment (loss) income	$40,816	$51,298	$26,366	$33,424	$17,049	$23,247
Net realized (loss) gain on investments	166,971	99,641	119,519	59,570	54,120	41,470
Net unrealized (depreciation) appreciation on investments	(57,917)	147,975	(79,342)	74,998	(33,034)	24,971
Net (decrease) increase in net assets resulting from operations	149,870	298,914	66,543	167,992	38,135	89,688

Dividends and distributions paid to shareholders:
Dividends from net investment income	(49,433)	(42,462)	(31,066)	(28,565)	(19,225)	(22,210)
Distributions from net realized gain on investments	(99,292)	(27,161)	(59,405)	(35,156)	(41,150)	(34,044)
Total dividends and distributions paid to shareholders	(148,725)	(69,623)	(90,471)	(63,721)	(60,375)	(56,254)

Net capital share transactions	1,132,594	929,482	400,413	385,452	320,983	220,519

Total increase in net assets	1,133,739	1,158,773	376,485	489,723	298,743	253,953

Net assets:
Beginning of period	4,232,448	3,073,675	2,403,289	1,913,566	1,362,564	1,108,611
End of period	$5,366,187	$4,232,448	$2,779,774	$2,403,289	$1,661,307	$1,362,564
(Accumulated) undistributed net investment (loss) income	$11,496	$20,113	$9,297	$13,997	$6,827	$9,003

*For the period March 27, 2015, commencement of operations, through April 30, 2015.

† Unaudited.

See Notes to Financial Statements

30	American Funds Target Date Retirement Series

Notes to financial statements	unaudited

1. Organization

American Funds Target Date Retirement Series (the “series”) is registered under the Investment Company Act of 1940 as an open-end, diversified investment company. The series consists of 11 funds (the “funds”) — American Funds 2060 Target Date Retirement Fund (“2060 Fund”), American Funds 2055 Target Date Retirement Fund (“2055 Fund”), American Funds 2050 Target Date Retirement Fund (“2050 Fund”), American Funds 2045 Target Date Retirement Fund (“2045 Fund”), American Funds 2040 Target Date Retirement Fund (“2040 Fund”), American Funds 2035 Target Date Retirement Fund (“2035 Fund”), American Funds 2030 Target Date Retirement Fund (“2030 Fund”), American Funds 2025 Target Date Retirement Fund (“2025 Fund”), American Funds 2020 Target Date Retirement Fund (“2020 Fund”), American Funds 2015 Target Date Retirement Fund (“2015 Fund”) and American Funds 2010 Target Date Retirement Fund (“2010 Fund”). The assets of each fund are segregated, with each fund accounted for separately.

On September 17, 2014, the series’ board of trustees approved the issuance of the 2060 Fund. The 2060 Fund commenced operations on March 27, 2015.

Each fund in the series is designed for investors who plan to retire in, or close to, the year designated in the fund’s name. Depending on its proximity to its target date, each fund seeks to achieve the following objectives to varying degrees: growth, income and conservation of capital. As each fund approaches and passes its target date, it will increasingly emphasize income and conservation of capital by investing a greater portion of its assets in fixed income, equity-income and balanced funds. Each fund will attempt to achieve its investment objectives by investing in a mix of American Funds (the “underlying funds”) in different combinations and weightings. Capital Research and Management Company (“CRMC”) is the series’ investment adviser and adviser to the underlying funds.

Each fund in the series has 12 share classes consisting of five retail share classes (Classes A, B, C, as well as two F share classes, F-1 and F-2) and seven retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5 and R-6). The seven retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The funds’ share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A	Up to 5.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Class B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Class B converts to Class A after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class F-1 and F-2	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5 and R-6	None	None	None

*Class B shares of each fund are not available for purchase.

Holders of all share classes of each fund have equal pro rata rights to the assets, dividends and liquidation proceeds of each fund held. Each share class of each fund has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution and transfer agent services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class of each fund.

2. Significant accounting policies

Each fund in the series is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. Each fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the series’ investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The funds follow the significant accounting policies in this section, as well as the valuation policies described in the next section on valuation.

American Funds Target Date Retirement Series	31

Security transactions and related investment income — Security transactions are recorded by the funds as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

Fees and expenses — The fees and expenses of the underlying funds are not included in the fees and expenses reported for each of the funds; however, they are indirectly reflected in the valuation of each of the underlying funds. These fees are included in the net effective expense ratios that are provided as supplementary information in the Financial Highlights tables on pages 54 to 76.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes of each fund based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class of each fund.

Dividends and distributions to shareholders — Dividends and distributions to shareholders are recorded on each fund’s ex-dividend date.

3. Valuation

Security valuation — The net asset value of each share class of each fund is calculated based on the reported net asset values of the underlying funds in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. Generally, the funds and the underlying funds determine the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Processes and structure — The series’ board of trustees has delegated authority to the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The series’ investment adviser classifies each fund’s assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. At April 30, 2015, all of the investment securities held by each fund were classified as Level 1.

4. Risk factors

Investing in the funds may involve certain risks including, but not limited to, those described below.

Allocation risk — Investments in the funds are subject to risks related to the investment adviser’s allocation choices. The selection of the underlying funds and the allocation of the funds’ assets could cause the funds to lose value or their results to lag relevant benchmarks or other funds with similar objectives. For investors who are close to or in retirement, the funds’ equity exposure may result in investment volatility that could reduce an investor’s available retirement assets at a time when the investor has a need to withdraw funds. For investors who are farther from retirement, there is a risk the funds may invest too much in investments designed to ensure capital conservation and current income, which may prevent the investor from meeting his or her retirement goals.

32	American Funds Target Date Retirement Series

Fund structure — The funds invest in underlying funds and incur expenses related to the underlying funds. In addition, investors in the funds will incur fees to pay for certain expenses related to the operations of the funds. An investor holding the underlying funds directly and in the same proportions as the funds would incur lower overall expenses but would not receive the benefit of the portfolio management and other services provided by the funds.

Underlying fund risks — Because the funds’ investments consist of underlying funds, the funds’ risks are directly related to the risks of the underlying funds. For this reason, it is important to understand the risks associated with investing in the underlying funds.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the underlying funds may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by underlying funds may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions, and the market response to any such initiatives.

Investing in stocks — Investing in stocks may involve larger price swings and greater potential for loss than other types of investments. As a result, the value of the underlying funds may be subject to sharp, short-term declines in value. Income provided by an underlying fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the underlying fund invests. These risks will be more significant for the funds in the years preceding their respective target dates because a greater proportion of the funds’ assets will consist of underlying funds that primarily invest in stocks.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by an underlying fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the underlying funds having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Credit risk is gauged, in part, by the credit ratings of the securities in which the underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The funds’ investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks. These risks will be more significant as the funds approach and pass their respective target dates because a greater proportion of the funds’ assets will consist of underlying funds that primarily invest in bonds.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in lower quality, higher yielding debt securities rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined by the investment adviser to be of equivalent quality, which securities are sometimes referred to as “junk bonds.”

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more

American Funds Target Date Retirement Series	33

acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the underlying fund having to reinvest the proceeds in lower yielding securities, effectively reducing the funds’ income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the underlying fund’s cash available for reinvestment in higher yielding securities.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in future delivery contracts — An underlying fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve an underlying fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the underlying fund’s market exposure, and the market price of the securities that the underlying fund contracts to repurchase could drop below their purchase price. While an underlying fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the underlying fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of the underlying fund.

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled or operate. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by an underlying fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, there may be increased settlement risks for transactions in local securities.

Management — The investment adviser to the series and to the underlying funds actively manages each underlying fund’s investments. Consequently, the underlying funds are subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause an underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

34	American Funds Target Date Retirement Series

5. Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and each intends to distribute substantially all of its net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended April 30, 2015, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, none of the funds incurred any significant interest or penalties.

The series, except for 2055 Fund and 2060 Fund, is not subject to examination by U.S. federal tax authorities for tax years before 2010 and by state tax authorities for tax years before 2009. 2055 Fund is not subject to examination by U.S. federal and state tax authorities for tax years before 2010, the year the fund commenced operations. 2060 Fund commenced operations on March 27, 2015; therefore, the fund’s only tax year, 2015, remains open for U.S. federal and state tax authorities.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; and deferred expenses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the funds’ most recent year-end. As of October 31, 2014, the components of distributable earnings on a tax basis for each fund were as follows (dollars in thousands):

	2055 Fund	2050 Fund	2045 Fund	2040 Fund	2035 Fund	2030 Fund	2025 Fund	2020 Fund	2015 Fund	2010 Fund
Undistributed ordinary income	$226	$1,375	$2,277	$4,395	$7,208	$9,752	$13,582	$20,131	$14,011	$9,011
Undistributed long-term capital gain	10,300	38,080	40,334	77,475	76,132	122,570	99,207	99,451	59,513	41,145

As of April 30, 2015, the tax basis unrealized appreciation (depreciation) and cost of investment securities for each fund were as follows (dollars in thousands):

	2060 Fund	2055 Fund	2050 Fund	2045 Fund	2040 Fund	2035 Fund
Gross unrealized appreciation on investment securities	$3	$46,445	$235,096	$270,818	$475,323	$504,785
Gross unrealized depreciation on investment securities	(7)	—	—	(58)	—	—
Net unrealized (depreciation) appreciation on investment securities	(4)	46,445	235,096	270,760	475,323	504,785
Cost of investment securities	2,785	530,911	1,413,353	1,696,042	2,815,540	3,163,489

		2030 Fund	2025 Fund	2020 Fund	2015 Fund	2010 Fund
Gross unrealized appreciation on investment securities		$712,460	$604,328	$597,188	$246,403	$76,518
Gross unrealized depreciation on investment securities		(3)	(6,713)	(6,019)	(4,710)	(2,143)
Net unrealized (depreciation) appreciation on investment securities		712,457	597,615	591,169	241,693	74,375
Cost of investment securities		4,501,561	4,549,050	4,774,644	2,539,529	1,576,033

American Funds Target Date Retirement Series	35

No distributions were paid to shareholders of the 2060 Fund during the period March 27, 2015, commencement of operations, through April 30, 2015. The tax character of distributions paid to shareholders for all other funds was as follows (dollars in thousands):

2055 Fund

	Six months ended April 30, 2015						Year ended October 31, 2014
Share class	Ordinary income		Long-term capital gains		Total dividends and distributions paid		Ordinary income	Long-term capital gains	Total dividends and distributions paid
Class A	$1,185		$3,340		$4,525		$1,038	$682	$1,720
Class B1	—	[2]	1		1		—	—	—
Class C1	24		78		102		—	—	—
Class F-1[1]	1		2		3		—	—	—
Class F-2[1]	1		2		3		—	—	—
Class R-1	2		34		36		6	7	13
Class R-2	219		2,177		2,396		424	481	905
Class R-2E3	—	[2]	—	[2]	—	[2]	—	—	—
Class R-3	444		1,934		2,378		478	399	877
Class R-4	425		1,246		1,671		338	223	561
Class R-5	239		539		778		211	120	331
Class R-6	437		954		1,391		134	74	208
Total	$2,977		$10,307		$13,284		$2,629	$1,986	$4,615

2050 Fund

	Six months ended April 30, 2015						Year ended October 31, 2014
Share class	Ordinary income		Long-term capital gains		Total dividends and distributions paid		Ordinary income	Long-term capital gains	Total dividends and distributions paid
Class A	$3,528		$11,530		$15,058		$3,924	$2,377	$6,301
Class B1	1		2		3		—	—	—
Class C1	41		143		184		—	—	—
Class F-1[1]	3		8		11		—	—	—
Class F-2[1]	3		8		11		—	—	—
Class R-1	10		182		192		28	38	66
Class R-2	519		7,063		7,582		1,289	1,552	2,841
Class R-2E3	—	[2]	—	[2]	—	[2]	—	—	—
Class R-3	1,370		6,870		8,240		1,807	1,413	3,220
Class R-4	1,511		4,960		6,471		1,476	892	2,368
Class R-5	978		2,453		3,431		778	391	1,169
Class R-6	1,988		4,840		6,828		612	301	913
Total	$9,952		$38,059		$48,011		$9,914	$6,964	$16,878

36	American Funds Target Date Retirement Series

2045 Fund

	Six months ended April 30, 2015						Year ended October 31, 2014
Share class	Ordinary income		Long-term capital gains		Total dividends and distributions paid		Ordinary income	Long-term capital gains	Total dividends and distributions paid
Class A	$4,157		$11,376		$15,533		$4,106	$2,311	$6,417
Class B1	1		5		6		—	—	—
Class C1	41		131		172		—	—	—
Class F-1[1]	3		7		10		—	—	—
Class F-2[1]	—	[2]	1		1		—	—	—
Class R-1	31		230		261		24	40	64
Class R-2	859		7,926		8,785		1,572	1,729	3,301
Class R-2E3	—	[2]	—	[2]	—	[2]	—	—	—
Class R-3	1,887		7,894		9,781		2,316	1,669	3,985
Class R-4	1,892		5,218		7,110		1,553	878	2,431
Class R-5	1,244		2,674		3,918		927	438	1,365
Class R-6	2,309		4,830		7,139		681	314	995
Total	$12,424		$40,292		$52,716		$11,179	$7,379	$18,558

2040 Fund

	Six months ended April 30, 2015						Year ended October 31, 2014
Share class	Ordinary income		Long-term capital gains		Total dividends and distributions paid		Ordinary income	Long-term capital gains	Total dividends and distributions paid
Class A	$6,876		$21,023		$27,899		$7,339	$5,138	$12,477
Class B1	2		10		12		—	—	—
Class C1	63		220		283		—	—	—
Class F-1[1]	6		17		23		—	—	—
Class F-2[1]	7		15		22		—	—	—
Class R-1	28		472		500		85	130	215
Class R-2	1,316		13,661		14,977		2,581	3,507	6,088
Class R-2E3	—	[2]	—	[2]	—	[2]	—	—	—
Class R-3	2,946		13,562		16,508		3,656	3,335	6,991
Class R-4	3,326		10,071		13,397		3,080	2,159	5,239
Class R-5	2,246		5,356		7,602		1,860	1,086	2,946
Class R-6	5,657		13,092		18,749		1,399	797	2,196
Total	$22,473		$77,499		$99,972		$20,000	$16,152	$36,152

2035 Fund

	Six months ended April 30, 2015						Year ended October 31, 2014
Share class	Ordinary income		Long-term capital gains		Total dividends and distributions paid		Ordinary income	Long-term capital gains	Total dividends and distributions paid
Class A	$8,419		$20,472		$28,891		$8,299	$4,701	$13,000
Class B1	3		10		13		—	—	—
Class C1	125		320		445		—	—	—
Class F-1[1]	10		23		33		—	—	—
Class F-2[1]	14		27		41		—	—	—
Class R-1	43		440		483		82	116	198
Class R-2	2,217		14,765		16,982		3,422	3,597	7,019
Class R-2E3	—	[2]	—	[2]	—	[2]	—	—	—
Class R-3	4,328		14,800		19,128		4,704	3,390	8,094
Class R-4	4,145		9,903		14,048		3,231	1,831	5,062
Class R-5	2,614		5,054		7,668		2,066	981	3,047
Class R-6	5,440		10,227		15,667		1,467	680	2,147
Total	$27,358		$76,041		$103,399		$23,271	$15,296	$38,567

See page 39 for footnotes.

American Funds Target Date Retirement Series	37

2030 Fund

	Six months ended April 30, 2015						Year ended October 31, 2014
Share class	Ordinary income		Long-term capital gains		Total dividends and distributions paid		Ordinary income	Long-term capital gains	Total dividends and distributions paid
Class A	$10,991		$31,713		$42,704		$11,467	$7,247	$18,714
Class B1	3		11		14		—	—	—
Class C1	111		355		466		—	—	—
Class F-1[1]	17		42		59		—	—	—
Class F-2[1]	15		34		49		—	—	—
Class R-1	72		830		902		142	202	344
Class R-2	2,488		21,569		24,057		4,545	5,354	9,899
Class R-2E3	—	[2]	—	[2]	—	[2]	—	—	—
Class R-3	5,813		24,277		30,090		6,929	5,569	12,498
Class R-4	6,093		17,370		23,463		5,814	3,669	9,483
Class R-5	3,244		7,409		10,653		2,804	1,485	4,289
Class R-6	8,619		19,119		27,738		2,643	1,368	4,011
Total	$37,466		$122,729		$160,195		$34,344	$24,894	$59,238

2025 Fund

	Six months ended April 30, 2015						Year ended October 31, 2014
Share class	Ordinary income		Long-term capital gains		Total dividends and distributions paid		Ordinary income	Long-term capital gains	Total dividends and distributions paid
Class A	$13,546		$28,684		$42,230		$12,648	$7,525	$20,173
Class B1	3		8		11		—	—	—
Class C1	159		368		527		—	—	—
Class F-1[1]	26		46		72		—	—	—
Class F-2[1]	23		40		63		—	—	—
Class R-1	84		531		615		108	144	252
Class R-2	3,536		18,227		21,763		4,745	5,193	9,938
Class R-2E3	—	[2]	—	[2]	—	[2]	—	—	—
Class R-3	6,963		20,136		27,099		7,059	5,372	12,431
Class R-4	6,301		13,249		19,550		5,223	3,106	8,329
Class R-5	3,382		5,791		9,173		2,632	1,313	3,945
Class R-6	7,253		12,082		19,335		2,355	1,148	3,503
Total	$41,276		$99,162		$140,438		$34,770	$23,801	$58,571

2020 Fund

	Six months ended April 30, 2015						Year ended October 31, 2014
Share class	Ordinary income		Long-term capital gains		Total dividends and distributions paid		Ordinary income	Long-term capital gains	Total dividends and distributions paid
Class A	$16,081		$29,653		$45,734		$15,778	$9,081	$24,859
Class B1	5		12		17		—	—	—
Class C1	195		396		591		—	—	—
Class F-1[1]	40		63		103		—	—	—
Class F-2[1]	21		31		52		—	—	—
Class R-1	72		413		485		136	155	291
Class R-2	3,822		15,344		19,166		5,221	5,068	10,289
Class R-2E3	—	[2]	—	[2]	—	[2]	—	—	—
Class R-3	7,832		19,202		27,034		8,482	6,054	14,536
Class R-4	7,878		14,269		22,147		7,124	4,054	11,178
Class R-5	3,660		5,500		9,160		2,876	1,398	4,274
Class R-6	9,827		14,409		24,236		2,845	1,351	4,196
Total	$49,433		$99,292		$148,725		$42,462	$27,161	$69,623

38	American Funds Target Date Retirement Series

2015 Fund

	Six months ended April 30, 2015						Year ended October 31, 2014
Share class	Ordinary income		Long-term capital gains		Total dividends and distributions paid		Ordinary income	Long-term capital gains	Total dividends and distributions paid
Class A	$11,851		$20,829		$32,680		$12,058	$13,195	$25,253
Class B1	1		2		3		—	—	—
Class C1	148		281		429		—	—	—
Class F-1[1]	18		28		46		—	—	—
Class F-2[1]	16		23		39		—	—	—
Class R-1	93		345		438		114	235	349
Class R-2	2,420		8,679		11,099		3,465	6,326	9,791
Class R-2E3	—	[2]	—	[2]	—	[2]	—	—	—
Class R-3	5,247		11,902		17,149		5,951	7,986	13,937
Class R-4	4,089		7,055		11,144		3,703	4,040	7,743
Class R-5	2,028		2,950		4,978		1,829	1,710	3,539
Class R-6	5,155		7,311		12,466		1,625	1,484	3,109
Total	$31,066		$59,405		$90,471		$28,745	$34,976	$63,721

2010 Fund

	Six months ended April 30, 2015						Year ended October 31, 2014
Share class	Ordinary income		Long-term capital gains		Total dividends and distributions paid		Ordinary income	Long-term capital gains	Total dividends and distributions paid
Class A	$8,525		$17,455		$25,980		$11,997	$15,770	$27,767
Class B1	2		6		8		—	—	—
Class C1	112		240		352		—	—	—
Class F-1[1]	6		12		18		—	—	—
Class F-2[1]	16		28		44		—	—	—
Class R-1	36		138		174		59	114	173
Class R-2	1,139		4,435		5,574		2,376	4,374	6,750
Class R-2E3	—	[2]	—	[2]	—	[2]	—	—	—
Class R-3	2,384		6,208		8,592		3,726	5,672	9,398
Class R-4	2,603		5,258		7,861		3,161	4,119	7,280
Class R-5	1,322		2,245		3,567		1,077	1,246	2,323
Class R-6	3,080		5,125		8,205		1,201	1,362	2,563
Total	$19,225		$41,150		$60,375		$23,597	$32,657	$56,254

[1]	Class B, C, F-1 and F-2 shares were offered beginning February 21, 2014.
[2]	Amount less than one thousand.
[3]	Class R-2E shares were offered beginning August 29, 2014.

6. Fees and transactions with related parties

CRMC, the series’ investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the series’ shares, and American Funds Service Company® (“AFS”), the series’ transfer agent. CRMC, AFD and AFS are considered related parties to the series.

Investment advisory services — The series has an investment advisory and service agreement with CRMC that provides for monthly fees, accrued daily. These fees are based on an annual rate of 0.10% of daily net assets. CRMC is currently waiving these fees. This waiver can only be modified or terminated with the approval of the series’ board of trustees. Investment advisory services fees are presented in the statements of operations gross of the waiver from CRMC. CRMC receives fees from the underlying funds for investment advisory services. These fees are included in the net effective expense ratios that are provided as supplementary information in the Financial Highlights tables on pages 54 to 76.

American Funds Target Date Retirement Series	39

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The series has plans of distribution for all share classes, except Class F-2, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class B	1.00	1.00
Class C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Class R-3	0.50	0.75
Class F-1 and R-4	0.25	0.50

For Class A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. This share class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.30% is not exceeded. As of April 30, 2015, there were no unreimbursed expenses subject to reimbursement for the funds’ Class A shares.

Transfer agent services — The series has a shareholder services agreement with AFS under which the funds compensate AFS for providing transfer agent services to all of the funds’ share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the funds reimburse AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The series has an administrative services agreement with CRMC for providing administrative services to all of the funds’ share classes. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders. CRMC receives administrative services fees of 0.05% of average daily net assets from the Class R-6 shares of the underlying funds for administrative services provided to the series.

Class-specific expenses under the distribution services and transfer agent services agreements for the period ended April 30, 2015, were as follows (dollars in thousands):

2060 Fund*

	Distribution		Transfer agent
Share class	services		services
Class A	$—	†	$—	†
Class B	—		—	†
Class C	—	†	—	†
Class F-1	—		—	†
Class F-2	Not applicable		—	†
Class R-1	—		—	†
Class R-2	1		—	†
Class R-2E	—		—	†
Class R-3	—	†	—	†
Class R-4	—	†	—	†
Class R-5	Not applicable		—	†
Class R-6	Not applicable		—	†
Total class-specific expenses	$1		$—	†

2055 Fund

	Distribution		Transfer agent
Share class	services		services
Class A	$172		$73
Class B	—	†	—	†
Class C	21		2
Class F-1	—	†	—	†
Class F-2	Not applicable		—	†
Class R-1	7		1
Class R-2	357		125
Class R-2E	—	†	—	†
Class R-3	221		67
Class R-4	74		26
Class R-5	Not applicable		6
Class R-6	Not applicable		—	†
Total class-specific expenses	$852		$300

40	American Funds Target Date Retirement Series

2050 Fund

	Distribution		Transfer agent
Share class	services		services
Class A	$481		$209
Class B	—	†	—	†
Class C	31		3
Class F-1	1		—	†
Class F-2	Not applicable		—	†
Class R-1	32		4
Class R-2	937		332
Class R-2E	—	†	—	†
Class R-3	642		195
Class R-4	235		85
Class R-5	Not applicable		24
Class R-6	Not applicable		2
Total class-specific expenses	$2,359		$854

2045 Fund

	Distribution		Transfer agent
Share class	services		services
Class A	$524		$231
Class B	1		—	†
Class C	33		3
Class F-1	—	†	—	†
Class F-2	Not applicable		—	†
Class R-1	43		5
Class R-2	1,184		415
Class R-2E	—	†	—	†
Class R-3	810		244
Class R-4	282		99
Class R-5	Not applicable		28
Class R-6	Not applicable		3
Total class-specific expenses	$2,877		$1,028

2040 Fund

	Distribution		Transfer agent
Share class	services		services
Class A	$878		$379
Class B	2		—	†
Class C	46		4
Class F-1	1		—	†
Class F-2	Not applicable		—	†
Class R-1	83		10
Class R-2	1,812		639
Class R-2E	—	†	—	†
Class R-3	1,239		376
Class R-4	471		170
Class R-5	Not applicable		49
Class R-6	Not applicable		6
Total class-specific expenses	$4,532		$1,633

2035 Fund

	Distribution		Transfer agent
Share class	services		services
Class A	$962		$417
Class B	2		—	†
Class C	73		6
Class F-1	1		1
Class F-2	Not applicable		1
Class R-1	86		10
Class R-2	2,226		778
Class R-2E	—	†	—	†
Class R-3	1,511		457
Class R-4	520		184
Class R-5	Not applicable		53
Class R-6	Not applicable		5

Total class-specific expenses	$5,381		$1,912

2030 Fund

	Distribution		Transfer agent
Share class	services		services
Class A	$1,327		$563
Class B	2		—	†
Class C	78		6
Class F-1	2		1
Class F-2	Not applicable		1
Class R-1	146		17
Class R-2	2,802		984
Class R-2E	—	†	—	†
Class R-3	2,170		660
Class R-4	787		286
Class R-5	Not applicable		66
Class R-6	Not applicable		9
Total class-specific expenses	$7,314		$2,593

2025 Fund

	Distribution		Transfer agent
Share class	services		services
Class A	$1,586		$620
Class B	2		—	†
Class C	95		8
Class F-1	2		1
Class F-2	Not applicable		1
Class R-1	111		13
Class R-2	2,859		1,012
Class R-2E	—	†	—	†
Class R-3	2,152		669
Class R-4	727		264
Class R-5	Not applicable		65
Class R-6	Not applicable		7
Total class-specific expenses	$7,534		$2,660

See page 42 for footnotes.

American Funds Target Date Retirement Series	41

2020 Fund

	Distribution		Transfer agent
Share class	services		services
Class A	$1,709		$675
Class B	3		—	†
Class C	106		9
Class F-1	5		2
Class F-2	Not applicable		1
Class R-1	92		11
Class R-2	2,523		901
Class R-2E	—	†	—	†
Class R-3	2,163		676
Class R-4	820		300
Class R-5	Not applicable		66
Class R-6	Not applicable		9
Total class-specific expenses	$7,421		$2,650

2015 Fund

	Distribution		Transfer agent
Share class	services		services
Class A	$1,118		$447
Class B	—	†	—	†
Class C	67		6
Class F-1	2		1
Class F-2	Not applicable		—	†
Class R-1	72		9
Class R-2	1,315		475
Class R-2E	—	†	—	†
Class R-3	1,220		386
Class R-4	366		134
Class R-5	Not applicable		32
Class R-6	Not applicable		4
Total class-specific expenses	$4,160		$1,494

2010 Fund

	Distribution		Transfer agent
Share class	services		services
Class A	$695		$303
Class B	1		—	†
Class C	45		4
Class F-1	—	†	—	†
Class F-2	Not applicable		1
Class R-1	23		3
Class R-2	546		199
Class R-2E	—		—	†
Class R-3	531		167
Class R-4	228		85
Class R-5	Not applicable		20
Class R-6	Not applicable		3
Total class-specific expenses	$2,069		$785

*For the period March 27, 2015, commencement of operations, through April 30, 2015.

†Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the funds, are treated as if invested in shares of the American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the selected American Funds. Trustees’ compensation, shown on the accompanying financial statements, includes current fees (either paid in cash or deferred) and a net increase (decrease) in the value of the deferred amounts as follows (dollars in thousands):

			Increase (decrease) in value of		Total trustees’
	Current fees		deferred amounts		compensation
2060 Fund	$—	*	$—	*	$—	*
2055 Fund	2		—	*	2
2050 Fund	5		—	*	5
2045 Fund	6		—	*	6
2040 Fund	10		—	*	10
2035 Fund	12		—	*	12
2030 Fund	15		1		16
2025 Fund	15		1		16
2020 Fund	16		1		17
2015 Fund	9		1		10
2010 Fund	6		—	*	6

*Amount less than one thousand.

42	American Funds Target Date Retirement Series

Affiliated officers and trustees — Officers and certain trustees of the series are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from any of the funds in the series.

7. Investment transactions

The funds made purchases and sales of investment securities during the six months ended April 30, 2015, as follows (dollars in thousands):

	Purchases	Sales
2060 Fund	$2,920	$134
2055 Fund	202,710	28,745
2050 Fund	448,486	86,814
2045 Fund	559,242	102,115
2040 Fund	841,823	162,175
2035 Fund	977,162	179,328
2030 Fund	1,450,439	289,985
2025 Fund	1,656,103	461,401
2020 Fund	1,544,184	393,185
2015 Fund	731,478	336,435
2010 Fund	499,293	205,437

8. Capital share transactions

Capital share transactions in the funds were as follows (dollars and shares in thousands):

2060 Fund

	Sales[1]		Repurchases[1]		Net increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares

For the period March 27, 2015[2] through April 30, 2015

Class A	$1,141	112	$(6)	(1)	$1,135	111
Class B	10	1	—	—	10	1
Class C	143	14	(3)	—	140	14
Class F-1	13	1	—	—	13	1
Class F-2	10	1	—	—	10	1
Class R-1	10	1	—	—	10	1
Class R-2	760	74	(69)	(7)	691	67
Class R-2E	10	1	—	—	10	1
Class R-3	400	39	(44)	(4)	356	35
Class R-4	249	25	(151)	(15)	98	10
Class R-5	188	19	—	—	188	19
Class R-6	264	26	(139)	(14)	125	12
Total net increase (decrease)	$3,198	314	$(412)	(41)	$2,786	273

See page 53 for footnotes.

American Funds Target Date Retirement Series	43

2055 Fund

			Reinvestments of				Net increase
	Sales[1]		dividends and distributions		Repurchases[1]		(decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended April 30, 2015

Class A	$48,827	3,061	$4,523	289	$(13,603)	(852)	$39,747	2,498
Class B	27	2	1	—	(41)	(3)	(13)	(1)
Class C	5,199	327	102	7	(347)	(22)	4,954	312
Class F-1	224	14	2	—	(1)	—	225	14
Class F-2	255	16	3	—	—	—	258	16
Class R-1	562	36	36	3	(240)	(16)	358	23
Class R-2	36,406	2,316	2,395	154	(16,402)	(1,048)	22,399	1,422
Class R-2E	14	—	—	—	—	—	14	—
Class R-3	37,051	2,342	2,356	151	(15,163)	(956)	24,244	1,537
Class R-4	31,902	2,004	1,670	107	(9,707)	(609)	23,865	1,502
Class R-5	15,467	964	778	49	(3,084)	(192)	13,161	821
Class R-6	40,847	2,570	1,392	88	(9,127)	(570)	33,112	2,088
Total net increase (decrease)	$216,781	13,652	$13,258	848	$(67,715)	(4,268)	$162,324	10,232

Year ended October 31, 2014

Class A	$64,154	4,168	$1,720	114	$(17,684)	(1,146)	$48,190	3,136
Class B3	68	4	—	—	(5)	— [4]	63	4
Class C3	2,273	146	—	—	(105)	(7)	2,168	139
Class F-1[3]	29	2	—	—	—	—	29	2
Class F-2[3]	36	2	—	—	(4)	— [4]	32	2
Class R-1	781	51	13	1	(403)	(27)	391	25
Class R-2	51,212	3,368	905	61	(26,198)	(1,728)	25,919	1,701
Class R-2E5	10	1	—	—	—	—	10	1
Class R-3	47,722	3,125	876	59	(22,739)	(1,492)	25,859	1,692
Class R-4	32,863	2,140	561	37	(11,786)	(765)	21,638	1,412
Class R-5	14,129	915	331	22	(11,953)	(780)	2,507	157
Class R-6	31,179	2,004	207	14	(5,923)	(378)	25,463	1,640
Total net increase (decrease)	$244,456	15,926	$4,613	308	$(96,800)	(6,323)	$152,269	9,911

44	American Funds Target Date Retirement Series

2050 Fund

			Reinvestments of				Net increase
	Sales[1]		dividends and distributions		Repurchases[1]		(decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended April 30, 2015

Class A	$68,365	5,260	$15,025	1,177	$(29,746)	(2,288)	$53,644	4,149
Class B	24	2	3	—	(45)	(4)	(18)	(2)
Class C	6,553	507	184	14	(338)	(26)	6,399	495
Class F-1	711	55	10	1	(10)	(1)	711	55
Class F-2	483	37	11	1	(323)	(25)	171	13
Class R-1	2,618	205	192	15	(1,782)	(139)	1,028	81
Class R-2	55,350	4,328	7,579	602	(36,571)	(2,868)	26,358	2,062
Class R-2E	18	1	—	—	—	—	18	1
Class R-3	110,935	8,629	8,234	650	(44,706)	(3,480)	74,463	5,799
Class R-4	68,828	5,313	6,470	508	(24,316)	(1,879)	50,982	3,942
Class R-5	27,425	2,113	3,431	268	(8,502)	(650)	22,354	1,731
Class R-6	111,866	8,673	6,828	534	(22,384)	(1,724)	96,310	7,483
Total net increase (decrease)	$453,176	35,123	$47,967	3,770	$(168,723)	(13,084)	$332,420	25,809

Year ended October 31, 2014

Class A	$107,486	8,549	$6,290	512	$(50,999)	(4,053)	$62,777	5,008
Class B3	85	7	—	—	(11)	(1)	74	6
Class C3	3,015	237	—	—	(190)	(15)	2,825	222
Class F-1[3]	186	14	—	—	(18)	(1)	168	13
Class F-2[3]	483	38	—	—	(223)	(18)	260	20
Class R-1	3,405	277	66	5	(2,811)	(226)	660	56
Class R-2	86,611	6,980	2,838	234	(65,965)	(5,321)	23,484	1,893
Class R-2E5	10	1	—	—	—	—	10	1
Class R-3	98,065	7,849	3,215	263	(61,810)	(4,965)	39,470	3,147
Class R-4	83,639	6,677	2,368	193	(42,648)	(3,390)	43,359	3,480
Class R-5	53,025	4,200	1,169	95	(25,883)	(2,043)	28,311	2,252
Class R-6	129,911	10,162	913	74	(15,067)	(1,185)	115,757	9,051
Total net increase (decrease)	$565,921	44,991	$16,859	1,376	$(265,625)	(21,218)	$317,155	25,149

See page 53 for footnotes.

American Funds Target Date Retirement Series	45

2045 Fund

			Reinvestments of
	Sales[1]		dividends and distributions		Repurchases[1]		Net increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended April 30, 2015

Class A	$86,610	6,518	$15,516	1,190	$(32,779)	(2,468)	$69,347	5,240
Class B	215	16	6	1	(66)	(5)	155	12
Class C	7,001	531	172	13	(349)	(26)	6,824	518
Class F-1	255	19	10	1	—	—	265	20
Class F-2	402	31	1	—	(12)	(1)	391	30
Class R-1	2,968	226	258	20	(2,175)	(167)	1,051	79
Class R-2	80,574	6,187	8,781	684	(46,133)	(3,554)	43,222	3,317
Class R-2E	7	—	—	—	—	—	7	—
Class R-3	93,353	7,110	9,777	756	(51,277)	(3,907)	51,853	3,959
Class R-4	93,634	7,076	7,110	546	(29,565)	(2,232)	71,179	5,390
Class R-5	33,611	2,534	3,916	299	(8,491)	(637)	29,036	2,196
Class R-6	166,536	12,661	7,139	546	(28,921)	(2,190)	144,754	11,017
Total net increase (decrease)	$565,166	42,909	$52,686	4,056	$(199,768)	(15,187)	$418,084	31,778

Year ended October 31, 2014

Class A	$130,091	10,146	$6,410	512	$(49,221)	(3,830)	$87,280	6,828
Class B3	158	12	—	—	(5)	— [4]	153	12
Class C3	3,819	294	—	—	(202)	(16)	3,617	278
Class F-1[3]	163	13	—	—	— [4]	— [4]	163	13
Class F-2[3]	134	10	—	—	(111)	(8)	23	2
Class R-1	3,208	253	64	5	(1,597)	(127)	1,675	131
Class R-2	112,947	8,964	3,298	267	(78,963)	(6,273)	37,282	2,958
Class R-2E5	10	1	—	—	—	—	10	1
Class R-3	136,594	10,776	3,978	320	(82,983)	(6,534)	57,589	4,562
Class R-4	102,822	8,029	2,431	194	(42,255)	(3,286)	62,998	4,937
Class R-5	73,682	5,749	1,364	108	(38,863)	(3,013)	36,183	2,844
Class R-6	139,776	10,772	995	79	(15,680)	(1,206)	125,091	9,645
Total net increase (decrease)	$703,404	55,019	$18,540	1,485	$(309,880)	(24,293)	$412,064	32,211

46	American Funds Target Date Retirement Series

2040 Fund

			Reinvestments of				Net increase
	Sales[1]		dividends and distributions		Repurchases[1]		(decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended April 30, 2015

Class A	$116,051	8,775	$27,866	2,147	$(47,831)	(3,621)	$96,086	7,301
Class B	157	12	12	1	(167)	(13)	2	—
Class C	7,878	598	281	22	(536)	(40)	7,623	580
Class F-1	477	36	23	2	(116)	(9)	384	29
Class F-2	659	50	21	1	(81)	(6)	599	45
Class R-1	4,913	377	499	40	(3,612)	(277)	1,800	140
Class R-2	102,726	7,919	14,970	1,171	(66,940)	(5,168)	50,756	3,922
Class R-2E	36	2	—	—	— [4]	—	36	2
Class R-3	158,712	12,132	16,472	1,278	(74,581)	(5,702)	100,603	7,708
Class R-4	137,141	10,390	13,398	1,033	(44,044)	(3,344)	106,495	8,079
Class R-5	47,195	3,571	7,601	582	(15,752)	(1,179)	39,044	2,974
Class R-6	255,411	19,506	18,750	1,441	(51,428)	(3,898)	222,733	17,049
Total net increase (decrease)	$831,356	63,368	$99,893	7,718	$(305,088)	(23,257)	$626,161	47,829

Year ended October 31, 2014

Class A	$177,065	13,814	$12,464	996	$(84,790)	(6,615)	$104,739	8,195
Class B3	322	25	—	—	(15)	(1)	307	24
Class C3	6,106	469	—	—	(268)	(21)	5,838	448
Class F-1[3]	464	36	—	—	(11)	(1)	453	35
Class F-2[3]	386	30	—	—	(72)	(6)	314	24
Class R-1	5,606	447	215	17	(5,883)	(465)	(62)	(1)
Class R-2	148,632	11,781	6,081	492	(105,760)	(8,391)	48,953	3,882
Class R-2E5	10	1	—	—	—	—	10	1
Class R-3	165,585	13,017	6,988	561	(109,812)	(8,634)	62,761	4,944
Class R-4	157,167	12,272	5,237	419	(86,277)	(6,747)	76,127	5,944
Class R-5	123,797	9,644	2,946	234	(73,552)	(5,698)	53,191	4,180
Class R-6	373,011	28,626	2,197	175	(34,126)	(2,633)	341,082	26,168
Total net increase (decrease)	$1,158,151	90,162	$36,128	2,894	$(500,566)	(39,212)	$693,713	53,844

See page 53 for footnotes.

American Funds Target Date Retirement Series	47

2035 Fund

			Reinvestments of
	Sales[1]		dividends and distributions		Repurchases[1]		Net increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended April 30, 2015

Class A	$136,102	10,415	$28,832	2,245	$(51,395)	(3,934)	$113,539	8,726
Class B	143	11	13	1	(102)	(8)	54	4
Class C	15,201	1,165	443	35	(745)	(57)	14,899	1,143
Class F-1	508	39	33	2	(69)	(5)	472	36
Class F-2	701	53	41	3	(46)	(3)	696	53
Class R-1	3,433	267	482	38	(3,841)	(299)	74	6
Class R-2	135,791	10,578	16,977	1,342	(75,931)	(5,927)	76,837	5,993
Class R-2E	43	3	—	—	—	—	43	3
Class R-3	145,033	11,210	19,122	1,500	(82,234)	(6,364)	81,921	6,346
Class R-4	158,524	12,165	14,033	1,095	(60,346)	(4,643)	112,211	8,617
Class R-5	53,214	4,086	7,668	594	(19,270)	(1,465)	41,612	3,215
Class R-6	317,922	24,601	15,666	1,218	(44,075)	(3,380)	289,513	22,439
Total net increase (decrease)	$966,615	74,593	$103,310	8,073	$(338,054)	(26,085)	$731,871	56,581

Year ended October 31, 2014

Class A	$201,053	15,913	$12,976	1,050	$(92,718)	(7,330)	$121,311	9,633
Class B3	351	28	—	—	(6)	(1)	345	27
Class C3	7,433	581	—	—	(655)	(50)	6,778	531
Class F-1[3]	827	65	—	—	(50)	(4)	777	61
Class F-2[3]	733	57	—	—	(26)	(2)	707	55
Class R-1	5,734	464	198	17	(5,094)	(413)	838	68
Class R-2	184,231	14,802	7,015	576	(137,960)	(11,087)	53,286	4,291
Class R-2E5	10	1	—	—	—	—	10	1
Class R-3	207,067	16,494	8,092	659	(126,976)	(10,112)	88,183	7,041
Class R-4	168,091	13,265	5,061	410	(68,518)	(5,403)	104,634	8,272
Class R-5	135,840	10,713	3,048	245	(83,425)	(6,556)	55,463	4,402
Class R-6	305,749	23,990	2,146	174	(32,491)	(2,549)	275,404	21,615
Total net increase (decrease)	$1,217,119	96,373	$38,536	3,131	$(547,919)	(43,507)	$707,736	55,997

48	American Funds Target Date Retirement Series

2030 Fund

			Reinvestments of
	Sales[1]		dividends and distributions		Repurchases[1]		Net increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended April 30, 2015

Class A	$175,001	13,447	$42,642	3,336	$(69,099)	(5,308)	$148,544	11,475
Class B	97	8	13	1	(51)	(4)	59	5
Class C	16,564	1,280	466	37	(1,118)	(86)	15,912	1,231
Class F-1	998	76	59	4	(96)	(7)	961	73
Class F-2	2,237	173	50	4	(157)	(12)	2,130	165
Class R-1	4,680	366	902	71	(4,222)	(327)	1,360	110
Class R-2	140,309	10,979	24,052	1,910	(92,445)	(7,249)	71,916	5,640
Class R-2E	263	20	—	—	— [4]	— [4]	263	20
Class R-3	246,202	19,118	30,079	2,370	(116,719)	(9,081)	159,562	12,407
Class R-4	219,757	16,908	23,463	1,839	(87,421)	(6,748)	155,799	11,999
Class R-5	62,648	4,816	10,653	830	(20,045)	(1,528)	53,256	4,118
Class R-6	540,718	42,062	27,738	2,167	(80,093)	(6,181)	488,363	38,048
Total net increase (decrease)	$1,409,474	109,253	$160,117	12,569	$(471,466)	(36,531)	$1,098,125	85,291

Year ended October 31, 2014

Class A	$258,546	20,453	$18,693	1,514	$(122,069)	(9,641)	$155,170	12,326
Class B3	385	30	—	—	(67)	(5)	318	25
Class C3	9,498	742	—	—	(584)	(45)	8,914	697
Class F-1[3]	821	64	—	—	(25)	(2)	796	62
Class F-2[3]	672	52	—	—	(108)	(9)	564	43
Class R-1	7,943	638	343	28	(5,578)	(447)	2,708	219
Class R-2	205,803	16,552	9,895	812	(162,284)	(13,059)	53,414	4,305
Class R-2E5	10	1	—	—	—	—	10	1
Class R-3	281,507	22,472	12,488	1,018	(175,485)	(14,010)	118,510	9,480
Class R-4	235,682	18,634	9,483	769	(139,770)	(11,116)	105,395	8,287
Class R-5	162,382	12,833	4,290	346	(106,340)	(8,355)	60,332	4,824
Class R-6	493,994	38,624	4,010	324	(61,157)	(4,806)	436,847	34,142
Total net increase (decrease)	$1,657,243	131,095	$59,202	4,811	$(773,467)	(61,495)	$942,978	74,411

See page 53 for footnotes.

American Funds Target Date Retirement Series	49

2025 Fund

			Reinvestments of
	Sales[1]		dividends and distributions		Repurchases[1]		Net increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended April 30, 2015

Class A	$218,618	17,515	$42,157	3,427	$(81,190)	(6,497)	$179,585	14,445
Class B	162	13	10	1	(60)	(5)	112	9
Class C	17,797	1,435	527	43	(774)	(62)	17,550	1,416
Class F-1	2,529	201	72	6	(222)	(18)	2,379	189
Class F-2	3,514	282	63	5	(615)	(49)	2,962	238
Class R-1	3,835	312	614	50	(2,869)	(234)	1,580	128
Class R-2	149,679	12,197	21,752	1,795	(103,039)	(8,410)	68,392	5,582
Class R-2E	31	2	—	—	—	—	31	2
Class R-3	206,962	16,722	27,083	2,218	(116,528)	(9,431)	117,517	9,509
Class R-4	207,930	16,671	19,537	1,591	(87,237)	(7,013)	140,230	11,249
Class R-5	65,295	5,237	9,168	742	(21,433)	(1,703)	53,030	4,276
Class R-6	645,594	52,270	19,326	1,567	(107,989)	(8,706)	556,931	45,131
Total net increase (decrease)	$1,521,946	122,857	$140,309	11,445	$(521,956)	(42,128)	$1,140,299	92,174

Year ended October 31, 2014

Class A	$302,773	24,863	$20,124	1,693	$(138,676)	(11,379)	$184,221	15,177
Class B3	344	28	—	—	(63)	(5)	281	23
Class C3	12,122	981	—	—	(573)	(47)	11,549	934
Class F-1[3]	801	65	—	—	(31)	(2)	770	63
Class F-2[3]	543	44	—	—	(71)	(6)	472	38
Class R-1	7,782	649	252	21	(5,187)	(429)	2,847	241
Class R-2	215,627	17,989	9,935	847	(162,362)	(13,560)	63,200	5,276
Class R-2E5	10	1	—	—	—	—	10	1
Class R-3	268,178	22,211	12,424	1,051	(181,516)	(15,025)	99,086	8,237
Class R-4	226,118	18,541	8,328	701	(118,540)	(9,689)	115,906	9,553
Class R-5	153,525	12,578	3,943	330	(87,025)	(7,095)	70,443	5,813
Class R-6	365,613	29,753	3,497	294	(52,822)	(4,306)	316,288	25,741
Total net increase (decrease)	$1,553,436	127,703	$58,503	4,937	$(746,866)	(61,543)	$865,073	71,097

50	American Funds Target Date Retirement Series

2020 Fund

			Reinvestments of				Net increase
	Sales[1]		dividends and distributions		Repurchases[1]		(decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended April 30, 2015

Class A	$219,021	18,629	$45,646	3,942	$(111,188)	(9,447)	$153,479	13,124
Class B	231	20	16	1	(269)	(23)	(22)	(2)
Class C	19,638	1,681	591	51	(1,507)	(129)	18,722	1,603
Class F-1	3,844	329	103	9	(281)	(24)	3,666	314
Class F-2	1,761	150	52	4	(423)	(36)	1,390	118
Class R-1	3,434	297	486	42	(3,364)	(290)	556	49
Class R-2	116,617	10,071	19,150	1,675	(97,221)	(8,411)	38,546	3,335
Class R-2E	196	17	—	—	—	—	196	17
Class R-3	217,955	18,681	27,009	2,346	(121,335)	(10,421)	123,629	10,606
Class R-4	225,169	19,155	22,122	1,912	(100,570)	(8,589)	146,721	12,478
Class R-5	71,047	6,045	9,157	787	(23,660)	(1,998)	56,544	4,834
Class R-6	677,377	58,169	24,236	2,090	(112,446)	(9,594)	589,167	50,665
Total net increase (decrease)	$1,556,290	133,244	$148,568	12,859	$(572,264)	(48,962)	$1,132,594	97,141

Year ended October 31, 2014

Class A	$337,245	29,362	$24,820	2,214	$(186,811)	(16,241)	$175,254	15,335
Class B3	563	49	—	—	(75)	(7)	488	42
Class C3	13,973	1,202	—	—	(516)	(44)	13,457	1,158
Class F-1[3]	1,765	151	—	—	(63)	(5)	1,702	146
Class F-2[3]	1,158	98	—	—	(180)	(15)	978	83
Class R-1	4,969	439	290	26	(6,122)	(539)	(863)	(74)
Class R-2	195,258	17,247	10,285	929	(150,552)	(13,319)	54,991	4,857
Class R-2E5	10	1	—	—	—	—	10	1
Class R-3	275,362	24,167	14,529	1,303	(198,920)	(17,450)	90,971	8,020
Class R-4	282,297	24,548	11,177	998	(186,459)	(16,324)	107,015	9,222
Class R-5	142,885	12,386	4,274	380	(81,168)	(7,005)	65,991	5,761
Class R-6	490,403	42,257	4,196	374	(75,111)	(6,491)	419,488	36,140
Total net increase (decrease)	$1,745,888	151,907	$69,571	6,224	$(885,977)	(77,440)	$929,482	80,691

See page 53 for footnotes.

American Funds Target Date Retirement Series	51

2015 Fund

			Reinvestments of					Net increase
	Sales[1]		dividends and distributions			Repurchases[1]		(decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Six months ended April 30, 2015

Class A	$126,953	11,330	$32,549	2,946		$(99,642)	(8,888)	$59,860	5,388
Class B	69	6	3	—	[4]	(60)	(5)	12	1
Class C	10,189	914	429	39		(981)	(88)	9,637	865
Class F-1	763	68	46	4		(142)	(13)	667	59
Class F-2	852	77	38	3		(308)	(27)	582	53
Class R-1	3,413	310	439	40		(3,372)	(305)	480	45
Class R-2	54,071	4,899	11,095	1,017		(60,606)	(5,497)	4,560	419
Class R-2E	10	1	—	—		—	—	10	1
Class R-3	99,180	8,905	17,143	1,561		(98,253)	(8,839)	18,070	1,627
Class R-4	102,245	9,091	11,143	1,009		(69,259)	(6,196)	44,129	3,904
Class R-5	23,471	2,092	4,979	449		(22,363)	(1,980)	6,087	561
Class R-6	336,844	30,323	12,465	1,127		(92,990)	(8,333)	256,319	23,117
Total net increase (decrease)	$758,060	68,016	$90,329	8,195		$(447,976)	(40,171)	$400,413	36,040

Year ended October 31, 2014

Class A	$223,560	20,238	$25,102	2,335		$(149,538)	(13,542)	$99,124	9,031
Class B3	93	8	—	—		(24)	(2)	69	6
Class C3	9,112	817	—	—		(545)	(49)	8,567	768
Class F-1[3]	1,182	105	—	—		(36)	(3)	1,146	102
Class F-2[3]	1,213	108	—	—		(317)	(28)	896	80
Class R-1	5,007	459	349	33		(4,299)	(396)	1,057	96
Class R-2	99,748	9,176	9,783	921		(117,505)	(10,813)	(7,974)	(716)
Class R-2E5	10	1	—	—		—	—	10	1
Class R-3	170,683	15,568	13,922	1,302		(159,577)	(14,562)	25,028	2,308
Class R-4	119,990	10,857	7,741	721		(84,740)	(7,662)	42,991	3,916
Class R-5	74,895	6,779	3,538	328		(55,364)	(4,961)	23,069	2,146
Class R-6	246,690	22,209	3,110	289		(58,331)	(5,282)	191,469	17,216
Total net increase (decrease)	$952,183	86,325	$63,545	5,929		$(630,276)	(57,300)	$385,452	34,954

52	American Funds Target Date Retirement Series

2010 Fund

			Reinvestments of				Net increase
	Sales[1]		dividends and distributions		Repurchases[1]		(decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended April 30, 2015

Class A	$44,633	4,228	$25,740	2,487	$(51,737)	(4,902)	$18,636	1,813
Class B	35	3	6	1	(77)	(7)	(36)	(3)
Class C	6,311	602	350	34	(613)	(59)	6,048	577
Class F-1	433	41	18	2	(719)	(67)	(268)	(24)
Class F-2	444	42	45	4	(75)	(7)	414	39
Class R-1	538	51	174	17	(362)	(34)	350	34
Class R-2	31,874	3,070	5,573	544	(36,629)	(3,528)	818	86
Class R-2E	—	—	—	—	—	—	—	—
Class R-3	76,775	7,348	8,592	834	(58,735)	(5,616)	26,632	2,566
Class R-4	91,393	8,736	7,860	760	(61,636)	(5,883)	37,617	3,613
Class R-5	21,505	2,032	3,567	343	(10,690)	(1,009)	14,382	1,366
Class R-6	285,367	27,481	8,204	791	(77,181)	(7,379)	216,390	20,893
Total net increase (decrease)	$559,308	53,634	$60,129	5,817	$(298,454)	(28,491)	$320,983	30,960

Year ended October 31, 2014

Class A	$111,439	10,650	$27,493	2,714	$(103,038)	(9,863)	$35,894	3,501
Class B3	336	32	—	—	(106)	(10)	230	22
Class C3	6,193	587	—	—	(102)	(10)	6,091	577
Class F-1[3]	1,039	100	—	—	(54)	(5)	985	95
Class F-2[3]	1,331	125	—	—	(548)	(52)	783	73
Class R-1	1,622	156	173	17	(1,367)	(132)	428	41
Class R-2	65,494	6,361	6,748	673	(71,464)	(6,961)	778	73
Class R-2E5	10	1	—	—	—	—	10	1
Class R-3	132,074	12,747	9,384	930	(138,071)	(13,339)	3,387	338
Class R-4	99,960	9,564	7,280	719	(79,771)	(7,657)	27,469	2,626
Class R-5	53,197	5,111	2,323	228	(29,232)	(2,794)	26,288	2,545
Class R-6	181,595	17,219	2,564	252	(65,983)	(6,272)	118,176	11,199
Total net increase (decrease)	$654,290	62,653	$55,965	5,533	$(489,736)	(47,095)	$220,519	21,091

[1]	Includes exchanges between share classes of the fund.
[2]	Commencement of operations.
[3]	Class B, C, F-1 and F-2 shares were offered beginning February 21, 2014.
[4]	Amount less than one thousand.
[5]	Class R-2E shares were offered beginning August 29, 2014.

American Funds Target Date Retirement Series	53

Financial highlights

2060 Fund

		Income from										Ratio of		Ratio of
		investment operations[1]										expenses to		expenses to				Ratio of
	Net asset			Net gains on		Dividends						average net		average net				net (loss)
	value,	Net		securities (both	Total from	(from net	Net asset			Net assets,		assets before		assets after		Net effective		income
	beginning	investment		realized and	investment	investment	value, end	Total		end of period		reimbursements/		reimbursements/		expense		to average
Period ended	of period	loss		unrealized)	operations	income)	of period	return[2,3,4]		(in millions)		waivers[5]		waivers[3,5]		ratio[3,6]		net assets[3]
Class A:
4/30/15[7,8,9]	$10.00	$(.02)		$.20	$.18	$–	$10.18	1.80%		$1		.05%[4]		.04%[4]		.45	%4	(.03)%[4]
Class B:
4/30/15[7,8,9]	10.00	–		.18	.18	–	10.18	1.80	[10]	–	[11]	.02	[4,10]	.01	[4,10]	.42	[4,10]	– [4,10]
Class C:
4/30/15[7,8,9]	10.00	(.04)		.22	.18	–	10.18	1.80	[12]	–	[11]	.09	[4,12]	.08	[4,12]	.49	[4,12]	(.08)[4,12]
Class F-1:
4/30/15[7,8,9]	10.00	–	[13]	.20	.20	–	10.20	1.80	[10]	–	[11]	.02	[4,10]	.01	[4,10]	.42	[4,10]	(.01)[4,10]
Class F-2:
4/30/15[7,8,9]	10.00	–	[13]	.18	.18	–	10.18	1.80		–	[11]	.02	[4]	.01	[4]	.42	[4]	(.01)[4]
Class R-1:
4/30/15[7,8,9]	10.00	–	[13]	.18	.18	–	10.18	1.80	[10]	–	[11]	.02	[4,10]	.01	[4,10]	.42	[4,10]	(.01)[4,10]

54	American Funds Target Date Retirement Series

2060 Fund

		Income from									Ratio of		Ratio of
		investment operations[1]									expenses to		expenses to				Ratio of
	Net asset		Net gains on		Dividends						average net		average net				net (loss)
	value,	Net	securities (both	Total from	(from net	Net asset			Net assets,		assets before		assets after		Net effective		income
	beginning	investment	realized and	investment	investment	value, end	Total		end of period		reimbursements/		reimbursements/		expense		to average
Period ended	of period	loss	unrealized)	operations	income)	of period	return[2,3,4]		(in millions)		waivers[5]		waivers[3,5]		ratio[3,6]		net assets[3]
Class R-2:
4/30/15[7,8,9]	$10.00	$(.05)	$.23	$.18	$–	$10.18	1.80%		$1		.10%[4]		.10%[4]		.51%[4]		(.09)%[4]
Class R-2E:
4/30/15[7,8,9]	10.00	(.01)	.19	.18	–	10.18	1.80	[10]	–	[11]	.04	[4,10]	.03	[4,10]	.44	[4,10]	(.02	)4,10
Class R-3:
4/30/15[7,8,9]	10.00	(.03)	.21	.18	–	10.18	1.80		1		.07	[4]	.06	[4]	.47	[4]	(.05)[4]
Class R-4:
4/30/15[7,8,9]	10.00	(.01)	.19	.18	–	10.18	1.80		–	[11]	.04	[4]	.03	[4]	.44	[4]	(.02)[4]
Class R-5:
4/30/15[7,8,9]	10.00	– [13]	.19	.19	–	10.19	1.90		–	[11]	.01	[4]	–	[4,14]	.41	[4]	–	[4,14]
Class R-6:
4/30/15[7,8,9]	10.00	– [13]	.19	.19	–	10.19	1.90		–	[11]	.01	[4]	–	[4,14]	.41	[4]	.01	[4]

See page 76 for footnotes.

American Funds Target Date Retirement Series	55

Financial highlights (continued)

2055 Fund

		Income from
		investment operations[1]			Dividends and distributions								Ratio of		Ratio of
	Net asset value, beginning	Net investment	Net gains on securities (both realized and	Total from investment	Dividends (from net investment	Distributions (from capital	Total dividends and	Net asset value, end	Total		Net assets, end of period		expenses to average net assets before reimburse- ments/		expenses to average net assets after reimburse- ments/		Net effective expense		Ratio of net income to average
Period ended	of period	income	unrealized)	operations	income)	gains)	distributions	of period	return[2,3,4]		(in millions)		waivers[5]		waivers[3,5]		ratio[3,6]		net assets[3]
Class A:
4/30/15[7,9]	$16.04	$.12	$.54	$.66	$(.13)	$(.37)	$(.50)	$16.20	4.26%		$177		.54%[15]		.44%[15]		.85%[15]		1.53%[15]
10/31/14	14.77	.19	1.38	1.57	(.17)	(.13)	(.30)	16.04	10.80		135		.48		.38		.78		1.22
10/31/13	12.13	.21	2.72	2.93	(.20)	(.09)	(.29)	14.77	24.68		78		.49		.35		.75		1.54
10/31/12	11.14	.18	1.13	1.31	(.16)	(.16)	(.32)	12.13	12.18		38		.56		.37		.78		1.59
10/31/11	11.12	.18	.06	.24	(.15)	(.07)	(.22)	11.14	2.11		20		.76		.39		.79		1.57
10/31/10[7,16]	10.00	.11	1.01	1.12	—	—	—	11.12	11.20		6		.89	[15]	.36	[15]	.78	[15]	1.37	[15]
Class B:
4/30/15[7,9]	15.97	.07	.54	.61	(.02)	(.37)	(.39)	16.19	3.93	[12]	—	[11]	1.16	[12,15]	1.06	[12,15]	1.47	[12,15]	.89	[12,15]
10/31/14[7,17]	15.17	.03	.77	.80	—	—	—	15.97	5.27	[12]	—	[11]	1.12	[12,15]	1.02	[12,15]	1.42	[12,15]	.25	[12,15]
Class C:
4/30/15[7,9]	15.96	.05	.54	.59	(.11)	(.37)	(.48)	16.07	3.84		7		1.32	[15]	1.22	[15]	1.63	[15]	.57	[15]
10/31/14[7,17]	15.17	.02	.77	.79	—	—	—	15.96	5.21		2		1.22	[15]	1.12	[15]	1.52	[15]	.15	[15]
Class F-1:
4/30/15[7,9]	16.05	.10	.56	.66	(.16)	(.37)	(.53)	16.18	4.22		—	[11]	.59	[15]	.49	[15]	.90	[15]	1.30	[15]
10/31/14[7,17]	15.17	.11	.77	.88	—	—	—	16.05	5.80	[12]	—	[11]	.43	[12,15]	.33	[12,15]	.73	[12,15]	1.02	[12,15]
Class F-2:
4/30/15[7,9]	16.06	.11	.57	.68	(.17)	(.37)	(.54)	16.20	4.35		—	[11]	.33	[15]	.23	[15]	.64	[15]	1.39	[15]
10/31/14[7,17]	15.17	.16	.73	.89	—	—	—	16.06	5.87		—	[11]	.30	[15]	.20	[15]	.60	[15]	1.46	[15]
Class R-1:
4/30/15[7,9]	15.76	.06	.53	.59	(.03)	(.37)	(.40)	15.95	3.82		2		1.34	[15]	1.24	[15]	1.65	[15]	.77	[15]
10/31/14	14.55	.06	1.36	1.42	(.08)	(.13)	(.21)	15.76	9.90		1		1.30		1.20		1.60		.41
10/31/13	11.99	.10	2.70	2.80	(.15)	(.09)	(.24)	14.55	23.81		1		1.27		1.13		1.53		.78
10/31/12	11.05	.09	1.12	1.21	(.11)	(.16)	(.27)	11.99	11.24		—	[11]	1.29		1.12		1.53		.75
10/31/11	11.05	.09	.08	.17	(.10)	(.07)	(.17)	11.05	1.43		—	[11]	1.51		1.16		1.56		.78
10/31/10[7,16]	10.00	.04	1.01	1.05	—	—	—	11.05	10.50		—	[11]	1.83	[15]	1.16	[15]	1.58	[15]	.58	[15]

56	American Funds Target Date Retirement Series

2055 Fund

		Income from
		investment operations[1]			Dividends and distributions							Ratio of		Ratio of
	Net asset value, beginning	Net investment	Net gains on securities (both realized and	Total from investment	Dividends (from net investment	Distributions (from capital	Total dividends and	Net asset value, end	Total	Net assets, end of period		expenses to average net assets before reimburse- ments/		expenses to average net assets after reimburse- ments/		Net effective expense		Ratio of net income to average
Period ended	of period	income	unrealized)	operations	income)	gains)	distributions	of period	return[2,3,4]	(in millions)		waivers[5]		waivers[3,5]		ratio[3,6]		net assets[3]
Class R-2:
4/30/15[7,9]	$15.78	$.07	$.53	$.60	$(.04)	$(.37)	$(.41)	$15.97	3.89%	$110		1.23%[15]		1.13%[15]		1.54%[15]		.86%[15]
10/31/14	14.57	.08	1.35	1.43	(.09)	(.13)	(.22)	15.78	9.96	86		1.23		1.13		1.53		.50
10/31/13	11.98	.11	2.70	2.81	(.13)	(.09)	(.22)	14.57	23.85	54		1.20		1.06		1.46		.85
10/31/12	11.04	.10	1.11	1.21	(.11)	(.16)	(.27)	11.98	11.30	27		1.29		1.10		1.51		.86
10/31/11	11.06	.09	.08	.17	(.12)	(.07)	(.19)	11.04	1.43	13		1.48		1.11		1.51		.79
10/31/10[7,16]	10.00	.05	1.01	1.06	—	—	—	11.06	10.60	2		1.68	[15]	1.11	[15]	1.53	[15]	.60	[15]
Class R-2E:
4/30/15[7,9]	16.05	.12	.55	.67	(.16)	(.37)	(.53)	16.19	4.30 [12]	—	[11]	.53	[12,15]	.43	[12,15]	.84	[12,15]	1.47	[12,15]
10/31/14[7,18]	13.17	.04	2.84	2.88	—	—	—	16.05	(.37)[10]	—	[11]	.06	[4,10]	.04	[4,10]	.44	[4,10]	.25	[4,10]
Class R-3:
4/30/15[7,9]	15.91	.09	.55	.64	(.09)	(.37)	(.46)	16.09	4.12	104		.87	[15]	.77	[15]	1.18	[15]	1.19	[15]
10/31/14	14.67	.13	1.37	1.50	(.13)	(.13)	(.26)	15.91	10.38	78		.85		.75		1.15		.85
10/31/13	12.05	.16	2.71	2.87	(.16)	(.09)	(.25)	14.67	24.30	47		.85		.71		1.11		1.17
10/31/12	11.09	.14	1.12	1.26	(.14)	(.16)	(.30)	12.05	11.75	24		.92		.73		1.14		1.25
10/31/11	11.09	.13	.07	.20	(.13)	(.07)	(.20)	11.09	1.75	11		1.09		.74		1.14		1.13
10/31/10[7,16]	10.00	.07	1.02	1.09	—	—	—	11.09	10.90	3		1.45	[15]	.74	[15]	1.16	[15]	.95	[15]
Class R-4:
4/30/15[7,9]	16.03	.12	.54	.66	(.13)	(.37)	(.50)	16.19	4.23	74		.56	[15]	.46	[15]	.87	[15]	1.47	[15]
10/31/14	14.76	.18	1.39	1.57	(.17)	(.13)	(.30)	16.03	10.81	49		.53		.43		.83		1.15
10/31/13	12.13	.20	2.72	2.92	(.20)	(.09)	(.29)	14.76	24.62	25		.53		.39		.79		1.48
10/31/12	11.14	.17	1.14	1.31	(.16)	(.16)	(.32)	12.13	12.16	11		.58		.39		.80		1.45
10/31/11	11.11	.16	.09	.25	(.15)	(.07)	(.22)	11.14	2.14	3		.77		.42		.82		1.45
10/31/10[7,16]	10.00	.11	1.00	1.11	—	—	—	11.11	11.10	1		.89	[15]	.42	[15]	.84	[15]	1.48	[15]
Class R-5:
4/30/15[7,9]	16.14	.14	.55	.69	(.17)	(.37)	(.54)	16.29	4.39	34		.27	[15]	.17	[15]	.58	[15]	1.74	[15]
10/31/14	14.85	.23	1.39	1.62	(.20)	(.13)	(.33)	16.14	11.10	21		.23		.13		.53		1.49
10/31/13	12.18	.24	2.74	2.98	(.22)	(.09)	(.31)	14.85	25.09	17		.22		.08		.48		1.80
10/31/12	11.18	.22	1.12	1.34	(.18)	(.16)	(.34)	12.18	12.45	7		.30		.10		.51		1.90
10/31/11	11.14	.22	.05	.27	(.16)	(.07)	(.23)	11.18	2.38	4		.51		.11		.51		1.93
10/31/10[7,16]	10.00	.15	.99	1.14	—	—	—	11.14	11.40	2		.45	[15]	.12	[15]	.54	[15]	1.93	[15]
Class R-6:
4/30/15[7,9]	16.16	.13	.55	.68	(.17)	(.37)	(.54)	16.30	4.36	69		.23	[15]	.13	[15]	.54	[15]	1.64	[15]
10/31/14	14.86	.22	1.42	1.64	(.21)	(.13)	(.34)	16.16	11.20	35		.16		.06		.46		1.41
10/31/13	12.19	.23	2.76	2.99	(.23)	(.09)	(.32)	14.86	25.11	7		.17		.04		.44		1.66
10/31/12	11.19	.20	1.15	1.35	(.19)	(.16)	(.35)	12.19	12.48	2		.24		.06		.47		1.69
10/31/11	11.14	.14	.15	.29	(.17)	(.07)	(.24)	11.19	2.50	1		.24		.06		.46		1.26
10/31/10[7,16]	10.00	.13	1.01	1.14	—	—	—	11.14	11.40	—	[11]	.62	[15]	.07	[15]	.49	[15]	1.66	[15]

See page 76 for footnotes.

American Funds Target Date Retirement Series	57

Financial highlights (continued)

2050 Fund

		Income (loss) from investment operations[1]			Dividends and distributions								Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3,4]		Net assets, end of period (in millions)		expenses to average net assets before reimburse- ments/ waivers[5]		expenses to average net assets after reimburse- ments/ waivers[3,5]		Net effective expense ratio[3,6]		Ratio of net income to average net assets[3]
Class A:
4/30/15[7,9]	$13.12	$.10	$.44	$.54	$(.11)	$(.37)	$(.48)	$13.18	4.25%		$457		.48%[15]		.38%[15]		.79%[15]		1.62%[15]
10/31/14	12.07	.16	1.13	1.29	(.15)	(.09)	(.24)	13.12	10.83		400		.46		.36		.76		1.28
10/31/13	9.92	.17	2.22	2.39	(.17)	(.07)	(.24)	12.07	24.69		308		.47		.37		.77		1.61
10/31/12	9.04	.16	.91	1.07	(.16)	(.03)	(.19)	9.92	12.13		215		.48		.38		.79		1.67
10/31/11	9.13	.16	.05	.21	(.17)	(.13)	(.30)	9.04	2.18		169		.49		.39		.79		1.75
10/31/10	8.08	.15	1.12	1.27	(.15)	(.07)	(.22)	9.13	15.86		133		.49		.39		.81		1.71
Class B:
4/30/15[7,9]	13.06	.07	.43	.50	(.08)	(.37)	(.45)	13.11	3.96	[12]	—	[11]	1.11	[12,15]	1.01	[12,15]	1.42	[12,15]	1.04	[12,15]
10/31/14[7,17]	12.40	.03	.63	.66	—	—	—	13.06	5.32	[12]	—	[11]	1.07	[12,15]	.97	[12,15]	1.37	[12,15]	.33	[12,15]
Class C:
4/30/15[7,9]	13.05	.05	.44	.49	(.11)	(.37)	(.48)	13.06	3.83		9		1.24	[15]	1.14	[15]	1.55	[15]	.71	[15]
10/31/14[7,17]	12.40	.01	.64	.65	—	—	—	13.05	5.24		3		1.21	[15]	1.11	[15]	1.51	[15]	.14	[15]
Class F-1:
4/30/15[7,9]	13.12	.09	.45	.54	(.14)	(.37)	(.51)	13.15	4.22		1		.50	[15]	.40	[15]	.81	[15]	1.38	[15]
10/31/14[7,17]	12.40	.09	.63	.72	—	—	—	13.12	5.81	[12]	—	[11]	.45	[12,15]	.35	[12,15]	.75	[12,15]	1.01	[12,15]
Class F-2:
4/30/15[7,9]	13.13	.12	.44	.56	(.14)	(.37)	(.51)	13.18	4.42		—	[11]	.25	[15]	.15	[15]	.56	[15]	1.81	[15]
10/31/14[7,17]	12.40	.11	.62	.73	—	—	—	13.13	5.89		—	[11]	.24	[15]	.14	[15]	.54	[15]	1.26	[15]
Class R-1:
4/30/15[7,9]	12.88	.06	.43	.49	(.02)	(.37)	(.39)	12.98	3.89		7		1.26	[15]	1.16	[15]	1.57	[15]	.90	[15]
10/31/14	11.86	.06	1.12	1.18	(.07)	(.09)	(.16)	12.88	10.01		6		1.26		1.16		1.56		.47
10/31/13	9.75	.08	2.19	2.27	(.09)	(.07)	(.16)	11.86	23.62		5		1.26		1.16		1.56		.79
10/31/12	8.88	.08	.91	.99	(.09)	(.03)	(.12)	9.75	11.36		3		1.26		1.16		1.57		.89
10/31/11	9.00	.09	.03	.12	(.11)	(.13)	(.24)	8.88	1.39		3		1.28		1.13		1.53		1.02
10/31/10	7.97	.09	1.10	1.19	(.09)	(.07)	(.16)	9.00	15.00		3		1.32		1.13		1.55		1.02

58	American Funds Target Date Retirement Series

2050 Fund

		Income (loss) from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3,4]	Net assets, end of period (in millions)		expenses to average net assets before reimburse- ments/ waivers[5]		expenses to average net assets after reimburse- ments/ waivers[3,5]		Net effective expense ratio[3,6]		Ratio of net income to average net assets[3]
Class R-2:
4/30/15[7,9]	$12.88	$.06	$.44	$.50	$(.03)	$(.37)	$(.40)	$12.98	3.95%	$270		1.16%[15]		1.06%[15]		1.47%[15]		.95%[15]
10/31/14	11.86	.07	1.12	1.19	(.08)	(.09)	(.17)	12.88	10.09	242		1.18		1.08		1.48		.57
10/31/13	9.76	.10	2.18	2.28	(.11)	(.07)	(.18)	11.86	23.79	200		1.15		1.05		1.45		.93
10/31/12	8.90	.09	.90	.99	(.10)	(.03)	(.13)	9.76	11.29	145		1.19		1.09		1.50		.96
10/31/11	9.00	.10	.04	.14	(.11)	(.13)	(.24)	8.90	1.51	117		1.19		1.09		1.49		1.05
10/31/10	7.98	.08	1.11	1.19	(.10)	(.07)	(.17)	9.00	15.03	94		1.24		1.11		1.53		.99
Class R-2E:
4/30/15[7,9]	13.12	.10	.45	.55	(.14)	(.37)	(.51)	13.16	4.34 [12]	—	[11]	.45	[12,15]	.35	[12,15]	.76	[12,15]	1.52	[12,15]
10/31/14[7,18]	13.43	.03	(.34)	(.31)	—	—	—	13.12	(.38)[10]	—	[11]	.06	[4,10]	.04	[4,10]	.44	[4,10]	.26	[4,10]
Class R-3:
4/30/15[7,9]	12.99	.08	.44	.52	(.07)	(.37)	(.44)	13.07	4.13	316		.80	[15]	.70	[15]	1.11	[15]	1.25	[15]
10/31/14	11.97	.12	1.11	1.23	(.12)	(.09)	(.21)	12.99	10.36	238		.80		.70		1.10		.94
10/31/13	9.84	.14	2.21	2.35	(.15)	(.07)	(.22)	11.97	24.33	182		.80		.70		1.10		1.27
10/31/12	8.97	.12	.91	1.03	(.13)	(.03)	(.16)	9.84	11.75	121		.81		.71		1.12		1.32
10/31/11	9.06	.13	.04	.17	(.13)	(.13)	(.26)	8.97	1.86	89		.82		.72		1.12		1.43
10/31/10	8.02	.12	1.11	1.23	(.12)	(.07)	(.19)	9.06	15.53	72		.84		.72		1.14		1.38
Class R-4:
4/30/15[7,9]	13.10	.10	.44	.54	(.11)	(.37)	(.48)	13.16	4.25	220		.49	[15]	.39	[15]	.80	[15]	1.58	[15]
10/31/14	12.05	.16	1.13	1.29	(.15)	(.09)	(.24)	13.10	10.85	167		.48		.38		.78		1.24
10/31/13	9.91	.17	2.22	2.39	(.18)	(.07)	(.25)	12.05	24.63	112		.48		.38		.78		1.56
10/31/12	9.03	.16	.91	1.07	(.16)	(.03)	(.19)	9.91	12.15	68		.48		.38		.79		1.65
10/31/11	9.13	.16	.04	.20	(.17)	(.13)	(.30)	9.03	2.09	47		.50		.40		.80		1.70
10/31/10	8.07	.14	1.13	1.27	(.14)	(.07)	(.21)	9.13	15.97	33		.50		.39		.81		1.68
Class R-5:
4/30/15[7,9]	13.21	.12	.45	.57	(.15)	(.37)	(.52)	13.26	4.42	108		.20	[15]	.10	[15]	.51	[15]	1.85	[15]
10/31/14	12.15	.19	1.14	1.33	(.18)	(.09)	(.27)	13.21	11.12	85		.18		.08		.48		1.51
10/31/13	9.98	.20	2.24	2.44	(.20)	(.07)	(.27)	12.15	25.09	50		.17		.07		.47		1.83
10/31/12	9.09	.18	.92	1.10	(.18)	(.03)	(.21)	9.98	12.50	27		.19		.09		.50		1.94
10/31/11	9.18	.19	.04	.23	(.19)	(.13)	(.32)	9.09	2.43	20		.19		.09		.49		2.00
10/31/10	8.11	.17	1.13	1.30	(.16)	(.07)	(.23)	9.18	16.25	12		.20		.09		.51		2.05
Class R-6:
4/30/15[7,9]	13.18	.11	.46	.57	(.15)	(.37)	(.52)	13.23	4.47	260		.15	[15]	.05	[15]	.46	[15]	1.77	[15]
10/31/14	12.12	.18	1.16	1.34	(.19)	(.09)	(.28)	13.18	11.19	160		.13		.03		.43		1.40
10/31/13	9.96	.20	2.24	2.44	(.21)	(.07)	(.28)	12.12	25.08	37		.13		.03		.43		1.81
10/31/12	9.07	.17	.94	1.11	(.19)	(.03)	(.22)	9.96	12.57	14		.14		.04		.45		1.82
10/31/11	9.16	.19	.04	.23	(.19)	(.13)	(.32)	9.07	2.48	4		.14		.04		.44		2.04
10/31/10	8.08	.15	1.16	1.31	(.16)	(.07)	(.23)	9.16	16.37	4		.14		.04		.46		1.77

See page 76 for footnotes.

American Funds Target Date Retirement Series	59

Financial highlights (continued)

2045 Fund

		Income (loss) from investment operations[1]			Dividends and distributions								Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3,4]		Net assets, end of period (in millions)		expenses to average net assets before reimburse- ments/ waivers[5]		expenses to average net assets after reimburse- ments/ waivers[3,5]		Net effective expense ratio[3,6]		Ratio of net income to average net assets[3]
Class A:
4/30/15[7,9]	$13.37	$.11	$.45	$.56	$(.12)	$(.34)	$(.46)	$13.47	4.28%		$515		.47%[15]		.37%[15]		.78%[15]		1.64%[15]
10/31/14	12.29	.17	1.15	1.32	(.15)	(.09)	(.24)	13.37	10.86		440		.45		.35		.75		1.29
10/31/13	10.11	.18	2.26	2.44	(.18)	(.08)	(.26)	12.29	24.71		321		.46		.36		.76		1.60
10/31/12	9.21	.16	.93	1.09	(.16)	(.03)	(.19)	10.11	12.07		208		.48		.38		.79		1.66
10/31/11	9.27	.16	.04	.20	(.16)	(.10)	(.26)	9.21	2.15		157		.49		.39		.79		1.74
10/31/10	8.16	.15	1.13	1.28	(.14)	(.03)	(.17)	9.27	15.92		114		.49		.39		.81		1.71
Class B:
4/30/15[7,9]	13.31	.05	.46	.51	(.09)	(.34)	(.43)	13.39	3.89		—	[11]	1.20	[15]	1.10	[15]	1.51	[15]	.82	[15]
10/31/14[7,17]	12.64	.02	.65	.67	—	—	—	13.31	5.30	[12]	—	[11]	1.14	[12,15]	1.04	[12,15]	1.44	[12,15]	.23	[12,15]
Class C:
4/30/15[7,9]	13.30	.04	.47	.51	(.11)	(.34)	(.45)	13.36	3.87		11		1.23	[15]	1.13	[15]	1.54	[15]	.65	[15]
10/31/14[7,17]	12.64	.02	.64	.66	—	—	—	13.30	5.22		4		1.21	[15]	1.11	[15]	1.51	[15]	.20	[15]
Class F-1:
4/30/15[7,9]	13.37	.11	.45	.56	(.14)	(.34)	(.48)	13.45	4.29		—	[11]	.50	[15]	.40	[15]	.81	[15]	1.60	[15]
10/31/14[7,17]	12.64	.09	.64	.73	—	—	—	13.37	5.78	[12]	—	[11]	.46	[12,15]	.36	[12,15]	.76	[12,15]	.99	[12,15]
Class F-2:
4/30/15[7,9]	13.39	.08	.50	.58	(.14)	(.34)	(.48)	13.49	4.41		—	[11]	.23	[15]	.13	[15]	.54	[15]	1.17	[15]
10/31/14[7,17]	12.64	.12	.63	.75	—	—	—	13.39	5.93		—	[11]	.28	[15]	.18	[15]	.58	[15]	1.37	[15]
Class R-1:
4/30/15[7,9]	13.15	.06	.44	.50	(.04)	(.34)	(.38)	13.27	3.89		9		1.26	[15]	1.16	[15]	1.57	[15]	.92	[15]
10/31/14	12.09	.06	1.14	1.20	(.05)	(.09)	(.14)	13.15	9.97		8		1.26		1.16		1.56		.48
10/31/13	9.95	.09	2.22	2.31	(.09)	(.08)	(.17)	12.09	23.68		6		1.26		1.16		1.56		.86
10/31/12	9.07	.08	.93	1.01	(.10)	(.03)	(.13)	9.95	11.24		5		1.26		1.16		1.57		.89
10/31/11	9.13	.09	.05	.14	(.10)	(.10)	(.20)	9.07	1.46		4		1.29		1.14		1.54		.99
10/31/10	8.07	.09	1.11	1.20	(.11)	(.03)	(.14)	9.13	15.05		3		1.31		1.13		1.55		1.01

60	American Funds Target Date Retirement Series

2045 Fund

		Income (loss) from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3,4]	Net assets, end of period (in millions)		expenses to average net assets before reimburse- ments/ waivers[5]		expenses to average net assets after reimburse- ments/ waivers[3,5]		Net effective expense ratio[3,6]		Ratio of net income to average net assets[3]

Class R-2:
4/30/15[7,9]	$13.09	$.06	$.46	$.52	$(.04)	$(.34)	$(.38)	$13.23	3.99%	$348		1.15%[15]		1.05%[15]		1.46%[15]		.96%[15]
10/31/14	12.05	.07	1.14	1.21	(.08)	(.09)	(.17)	13.09	10.08	301		1.18		1.08		1.48		.57
10/31/13	9.93	.10	2.21	2.31	(.11)	(.08)	(.19)	12.05	23.76	241		1.15		1.05		1.45		.91
10/31/12	9.05	.09	.92	1.01	(.10)	(.03)	(.13)	9.93	11.32	164		1.18		1.08		1.49		.96
10/31/11	9.12	.10	.04	.14	(.11)	(.10)	(.21)	9.05	1.50	122		1.19		1.09		1.49		1.04
10/31/10	8.05	.08	1.12	1.20	(.10)	(.03)	(.13)	9.12	15.02	94		1.24		1.11		1.53		.98
Class R-2E:
4/30/15[7,9]	13.38	.11	.46	.57	(.15)	(.34)	(.49)	13.46	4.34 [12]	—	[11]	.40	[12,15]	.30	[12,15]	.71	[12,15]	1.68	[12,15]
10/31/14[7,18]	13.43	.03	(.08)	(.05)	—	—	—	13.38	(.37)[10]	—	[11]	.06	[4,10]	.04	[4,10]	.44	[4,10]	.26	[4,10]
Class R-3:
4/30/15[7,9]	13.24	.09	.44	.53	(.08)	(.34)	(.42)	13.35	4.07	359		.79	[15]	.69	[15]	1.10	[15]	1.31	[15]
10/31/14	12.18	.12	1.15	1.27	(.12)	(.09)	(.21)	13.24	10.50	304		.80		.70		1.10		.94
10/31/13	10.03	.14	2.24	2.38	(.15)	(.08)	(.23)	12.18	24.24	224		.80		.70		1.10		1.25
10/31/12	9.13	.13	.93	1.06	(.13)	(.03)	(.16)	10.03	11.83	144		.81		.71		1.12		1.31
10/31/11	9.20	.13	.04	.17	(.14)	(.10)	(.24)	9.13	1.76	101		.82		.72		1.12		1.41
10/31/10	8.11	.12	1.12	1.24	(.12)	(.03)	(.15)	9.20	15.48	75		.84		.72		1.14		1.39
Class R-4:
4/30/15[7,9]	13.36	.10	.46	.56	(.12)	(.34)	(.46)	13.46	4.28	268		.48	[15]	.38	[15]	.79	[15]	1.58	[15]
10/31/14	12.28	.16	1.16	1.32	(.15)	(.09)	(.24)	13.36	10.86	194		.48		.38		.78		1.22
10/31/13	10.11	.17	2.26	2.43	(.18)	(.08)	(.26)	12.28	24.63	118		.47		.37		.77		1.57
10/31/12	9.20	.16	.94	1.10	(.16)	(.03)	(.19)	10.11	12.20	72		.48		.38		.79		1.63
10/31/11	9.27	.16	.03	.19	(.16)	(.10)	(.26)	9.20	2.05	45		.50		.40		.80		1.70
10/31/10	8.16	.15	1.13	1.28	(.14)	(.03)	(.17)	9.27	15.89	31		.50		.39		.81		1.69
Class R-5:
4/30/15[7,9]	13.48	.12	.47	.59	(.16)	(.34)	(.50)	13.57	4.43	134		.19	[15]	.09	[15]	.50	[15]	1.86	[15]
10/31/14	12.38	.20	1.17	1.37	(.18)	(.09)	(.27)	13.48	11.20	103		.17		.07		.47		1.51
10/31/13	10.18	.21	2.27	2.48	(.20)	(.08)	(.28)	12.38	25.06	59		.17		.07		.47		1.84
10/31/12	9.27	.19	.93	1.12	(.18)	(.03)	(.21)	10.18	12.41	34		.18		.08		.49		1.92
10/31/11	9.32	.19	.05	.24	(.19)	(.10)	(.29)	9.27	2.49	23		.19		.09		.49		1.98
10/31/10	8.20	.18	1.13	1.31	(.16)	(.03)	(.19)	9.32	16.17	16		.20		.09		.51		2.08
Class R-6:
4/30/15[7,9]	13.43	.11	.48	.59	(.16)	(.34)	(.50)	13.52	4.48	322		.15	[15]	.05	[15]	.46	[15]	1.69	[15]
10/31/14	12.34	.19	1.18	1.37	(.19)	(.09)	(.28)	13.43	11.20	172		.12		.02		.42		1.46
10/31/13	10.15	.20	2.28	2.48	(.21)	(.08)	(.29)	12.34	25.08	39		.13		.03		.43		1.81
10/31/12	9.24	.18	.95	1.13	(.19)	(.03)	(.22)	10.15	12.49	15		.14		.04		.45		1.82
10/31/11	9.29	.20	.04	.24	(.19)	(.10)	(.29)	9.24	2.55	6		.15		.05		.45		2.05
10/31/10	8.17	.14	1.17	1.31	(.16)	(.03)	(.19)	9.29	16.18	5		.13		.04		.46		1.60

See page 76 for footnotes.

American Funds Target Date Retirement Series	61

Financial highlights (continued)

2040 Fund

		Income (loss) from investment operations[1]			Dividends and distributions								Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3,4]		Net assets, end of period (in millions)		expenses to average net assets before reimburse- ments/ waivers[5]		expenses to average net assets after reimburse- ments/ waivers[3,5]		Net effective expense ratio[3,6]		Ratio of net income to average net assets[3]
Class A:
4/30/15[7,9]	$13.36	$.11	$.44	$.55	$(.12)	$(.38)	$(.50)	$13.41	4.24%		$827		.46%[15]		.36%[15]		.77%[15]		1.72%[15]
10/31/14	12.31	.17	1.15	1.32	(.16)	(.11)	(.27)	13.36	10.82		726		.45		.35		.74		1.32
10/31/13	10.12	.18	2.27	2.45	(.18)	(.08)	(.26)	12.31	24.70		569		.46		.36		.76		1.62
10/31/12	9.23	.16	.92	1.08	(.16)	(.03)	(.19)	10.12	12.05		397		.47		.37		.78		1.68
10/31/11	9.23	.17	.03	.20	(.16)	(.04)	(.20)	9.23	2.15		309		.47		.37		.77		1.76
10/31/10	8.13	.15	1.14	1.29	(.15)	(.04)	(.19)	9.23	15.94		237		.48		.38		.80		1.71
Class B:
4/30/15[7,9]	13.29	.07	.44	.51	(.09)	(.38)	(.47)	13.33	3.90		—	[11]	1.20	[15]	1.10	[15]	1.51	[15]	1.03	[15]
10/31/14[7,17]	12.64	.02	.63	.65	—	—	—	13.29	5.14	[12]	—	[11]	1.18	[12,15]	1.08	[12,15]	1.47	[12,15]	.22	[12,15]
Class C:
4/30/15[7,9]	13.29	.05	.45	.50	(.11)	(.38)	(.49)	13.30	3.84		14		1.22	[15]	1.12	[15]	1.53	[15]	.81	[15]
10/31/14[7,17]	12.64	.02	.63	.65	—	—	—	13.29	5.14		6		1.21	[15]	1.11	[15]	1.50	[15]	.21	[15]
Class F-1:
4/30/15[7,9]	13.36	.11	.44	.55	(.14)	(.38)	(.52)	13.39	4.22		1		.49	[15]	.39	[15]	.80	[15]	1.69	[15]
10/31/14[7,17]	12.64	.09	.63	.72	—	—	—	13.36	5.70		1		.48	[15]	.38	[15]	.77	[15]	.98	[15]
Class F-2:
4/30/15[7,9]	13.38	.12	.45	.57	(.16)	(.38)	(.54)	13.41	4.36		1		.23	[15]	.13	[15]	.54	[15]	1.76	[15]
10/31/14[7,17]	12.64	.09	.65	.74	—	—	—	13.38	5.85		—	[11]	.24	[15]	.14	[15]	.53	[15]	1.04	[15]
Class R-1:
4/30/15[7,9]	13.09	.06	.44	.50	(.02)	(.38)	(.40)	13.19	3.91		17		1.25	[15]	1.15	[15]	1.56	[15]	.95	[15]
10/31/14	12.09	.07	1.11	1.18	(.07)	(.11)	(.18)	13.09	9.85		16		1.25		1.15		1.54		.54
10/31/13	9.94	.09	2.24	2.33	(.10)	(.08)	(.18)	12.09	23.73		14		1.26		1.16		1.56		.84
10/31/12	9.07	.09	.91	1.00	(.10)	(.03)	(.13)	9.94	11.25		11		1.25		1.15		1.56		.92
10/31/11	9.08	.09	.04	.13	(.10)	(.04)	(.14)	9.07	1.40		9		1.28		1.13		1.53		.98
10/31/10	8.02	.08	1.12	1.20	(.10)	(.04)	(.14)	9.08	15.04		7		1.31		1.12		1.54		.96

62	American Funds Target Date Retirement Series

2040 Fund

		Income (loss) from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3,4]	Net assets, end of period (in millions)		expenses to average net assets before reimburse- ments/ waivers[5]		expenses to average net assets after reimburse- ments/ waivers[3,5]		Net effective expense ratio[3,6]		Ratio of net income to average net assets[3]
Class R-2:
4/30/15[7,9]	$13.09	$.07	$.44	$.51	$(.04)	$(.38)	$(.42)	$13.18	3.94%	$522		1.14%[15]		1.04%[15]		1.45%[15]		1.04%[15]
10/31/14	12.09	.08	1.11	1.19	(.08)	(.11)	(.19)	13.09	9.93	467		1.17		1.07		1.46		.61
10/31/13	9.95	.10	2.23	2.33	(.11)	(.08)	(.19)	12.09	23.83	384		1.15		1.05		1.45		.93
10/31/12	9.07	.09	.92	1.01	(.10)	(.03)	(.13)	9.95	11.37	280		1.17		1.07		1.48		.97
10/31/11	9.09	.10	.03	.13	(.11)	(.04)	(.15)	9.07	1.48	216		1.18		1.08		1.48		1.07
10/31/10	8.02	.08	1.13	1.21	(.10)	(.04)	(.14)	9.09	15.01	175		1.21		1.11		1.53		.99
Class R-2E:
4/30/15[7,9]	13.36	.07	.49	.56	(.15)	(.38)	(.53)	13.39	4.32 [12]	—	[11]	.56	[12,15]	.45	[12,15]	.86	[12,15]	1.01	[12,15]
10/31/14[7,18]	13.42	.04	(.10)	(.06)	—	—	—	13.36	(.45)[10]	—	[11]	.06	[4,10]	.04	[4,10]	.43	[4,10]	.27	[4,10]
Class R-3:
4/30/15[7,9]	13.24	.09	.44	.53	(.08)	(.38)	(.46)	13.31	4.11	569		.78	[15]	.68	[15]	1.09	[15]	1.37	[15]
10/31/14	12.22	.12	1.13	1.25	(.12)	(.11)	(.23)	13.24	10.33	464		.79		.69		1.08		.98
10/31/13	10.05	.14	2.26	2.40	(.15)	(.08)	(.23)	12.22	24.31	368		.79		.69		1.09		1.30
10/31/12	9.16	.13	.92	1.05	(.13)	(.03)	(.16)	10.05	11.78	262		.80		.70		1.11		1.34
10/31/11	9.17	.13	.04	.17	(.14)	(.04)	(.18)	9.16	1.76	196		.81		.71		1.11		1.44
10/31/10	8.08	.12	1.13	1.25	(.12)	(.04)	(.16)	9.17	15.58	155		.82		.72		1.14		1.39
Class R-4:
4/30/15[7,9]	13.34	.11	.44	.55	(.12)	(.38)	(.50)	13.39	4.26	441		.47	[15]	.37	[15]	.78	[15]	1.68	[15]
10/31/14	12.30	.17	1.14	1.31	(.16)	(.11)	(.27)	13.34	10.75	331		.47		.37		.76		1.30
10/31/13	10.12	.18	2.26	2.44	(.18)	(.08)	(.26)	12.30	24.62	232		.47		.37		.77		1.60
10/31/12	9.22	.16	.93	1.09	(.16)	(.03)	(.19)	10.12	12.17	153		.47		.37		.78		1.66
10/31/11	9.22	.17	.04	.21	(.17)	(.04)	(.21)	9.22	2.16	109		.48		.38		.78		1.75
10/31/10	8.12	.14	1.15	1.29	(.15)	(.04)	(.19)	9.22	15.94	84		.49		.38		.80		1.69
Class R-5:
4/30/15[7,9]	13.45	.13	.45	.58	(.16)	(.38)	(.54)	13.49	4.41	226		.18	[15]	.08	[15]	.49	[15]	1.96	[15]
10/31/14	12.40	.20	1.15	1.35	(.19)	(.11)	(.30)	13.45	11.02	186		.17		.07		.46		1.55
10/31/13	10.19	.21	2.29	2.50	(.21)	(.08)	(.29)	12.40	25.07	119		.17		.07		.47		1.86
10/31/12	9.28	.19	.94	1.13	(.19)	(.03)	(.22)	10.19	12.52	69		.18		.08		.49		1.98
10/31/11	9.28	.19	.04	.23	(.19)	(.04)	(.23)	9.28	2.38	56		.18		.08		.48		2.04
10/31/10	8.16	.17	1.15	1.32	(.16)	(.04)	(.20)	9.28	16.33	41		.20		.09		.51		1.99
Class R-6:
4/30/15[7,9]	13.42	.12	.45	.57	(.16)	(.38)	(.54)	13.45	4.38	671		.14	[15]	.04	[15]	.45	[15]	1.87	[15]
10/31/14	12.36	.18	1.18	1.36	(.19)	(.11)	(.30)	13.42	11.17	441		.12		.02		.41		1.40
10/31/13	10.16	.20	2.29	2.49	(.21)	(.08)	(.29)	12.36	25.09	83		.12		.02		.42		1.80
10/31/12	9.26	.18	.94	1.12	(.19)	(.03)	(.22)	10.16	12.48	31		.13		.03		.44		1.88
10/31/11	9.25	.20	.04	.24	(.19)	(.04)	(.23)	9.26	2.54	15		.13		.03		.43		2.09
10/31/10	8.13	.16	1.16	1.32	(.16)	(.04)	(.20)	9.25	16.32	10		.14		.04		.46		1.82

See page 76 for footnotes.

American Funds Target Date Retirement Series	63

Financial highlights (continued)

2035 Fund

		Income (loss) from investment operations[1]			Dividends and distributions								Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3,4]		Net assets, end of period (in millions)		expenses to average net assets before reimburse- ments/ waivers[5]		expenses to average net assets after reimburse- ments/ waivers[3,5]		Net effective expense ratio[3,6]		Ratio of net income to average net assets[3]
Class A:
4/30/15[7,9]	$13.17	$.11	$.44	$.55	$(.14)	$(.33)	$(.47)	$13.25	4.25%		$918		.46%[15]		.36%[15]		.76%[15]		1.76%[15]
10/31/14	12.15	.17	1.10	1.27	(.16)	(.09)	(.25)	13.17	10.58		798		.45		.35		.74		1.36
10/31/13	10.05	.18	2.19	2.37	(.18)	(.09)	(.27)	12.15	24.24		618		.46		.36		.76		1.68
10/31/12	9.17	.17	.91	1.08	(.17)	(.03)	(.20)	10.05	12.08		437		.47		.37		.77		1.75
10/31/11	9.20	.17	.03	.20	(.17)	(.06)	(.23)	9.17	2.25		357		.47		.37		.77		1.85
10/31/10	8.11	.15	1.13	1.28	(.15)	(.04)	(.19)	9.20	15.83		287		.49		.38		.80		1.79
Class B:
4/30/15[7,9]	13.11	.07	.43	.50	(.11)	(.33)	(.44)	13.17	3.91		—	[11]	1.20	[15]	1.10	[15]	1.50	[15]	1.01	[15]
10/31/14[7,17]	12.47	.02	.62	.64	—	—	—	13.11	5.13	[12]	—	[11]	1.17	[12,15]	1.07	[12,15]	1.46	[12,15]	.28	[12,15]
Class C:
4/30/15[7,9]	13.11	.06	.43	.49	(.13)	(.33)	(.46)	13.14	3.82		22		1.21	[15]	1.11	[15]	1.51	[15]	.92	[15]
10/31/14[7,17]	12.47	.02	.62	.64	—	—	—	13.11	5.13		7		1.21	[15]	1.11	[15]	1.50	[15]	.20	[15]
Class F-1:
4/30/15[7,9]	13.17	.11	.44	.55	(.15)	(.33)	(.48)	13.24	4.28		1		.49	[15]	.39	[15]	.79	[15]	1.69	[15]
10/31/14[7,17]	12.47	.08	.62	.70	—	—	—	13.17	5.61		1		.48	[15]	.38	[15]	.77	[15]	.88	[15]
Class F-2:
4/30/15[7,9]	13.20	.13	.43	.56	(.17)	(.33)	(.50)	13.26	4.38		1		.23	[15]	.13	[15]	.53	[15]	1.98	[15]
10/31/14[7,17]	12.47	.07	.66	.73	—	—	—	13.20	5.85		1		.23	[15]	.13	[15]	.52	[15]	.77	[15]
Class R-1:
4/30/15[7,9]	12.88	.07	.42	.49	(.03)	(.33)	(.36)	13.01	3.89		18		1.25	[15]	1.15	[15]	1.55	[15]	1.03	[15]
10/31/14	11.89	.07	1.07	1.14	(.06)	(.09)	(.15)	12.88	9.69		17		1.25		1.15		1.54		.57
10/31/13	9.85	.10	2.14	2.24	(.11)	(.09)	(.20)	11.89	23.24		15		1.26		1.16		1.56		.91
10/31/12	9.00	.09	.90	.99	(.11)	(.03)	(.14)	9.85	11.21		13		1.25		1.14		1.54		.97
10/31/11	9.04	.10	.04	.14	(.12)	(.06)	(.18)	9.00	1.50		10		1.27		1.12		1.52		1.10
10/31/10	8.01	.09	1.10	1.19	(.12)	(.04)	(.16)	9.04	14.92		7		1.30		1.12		1.54		1.05

64	American Funds Target Date Retirement Series

2035 Fund

		Income (loss) from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3,4]	Net assets, end of period (in millions)		expenses to average net assets before reimburse- ments/ waivers[5]		expenses to average net assets after reimburse- ments/ waivers[3,5]		Net effective expense ratio[3,6]		Ratio of net income to average net assets[3]
Class R-2:
4/30/15[7,9]	$12.92	$.07	$.42	$.49	$(.05)	$(.33)	$(.38)	$13.03	3.87%	$650		1.14%[15]		1.04%[15]		1.44%[15]		1.08%[15]
10/31/14	11.93	.08	1.09	1.17	(.09)	(.09)	(.18)	12.92	9.86	566		1.17		1.07		1.46		.65
10/31/13	9.88	.11	2.15	2.26	(.12)	(.09)	(.21)	11.93	23.37	472		1.15		1.05		1.45		1.00
10/31/12	9.02	.10	.90	1.00	(.11)	(.03)	(.14)	9.88	11.29	336		1.17		1.07		1.47		1.04
10/31/11	9.06	.11	.03	.14	(.12)	(.06)	(.18)	9.02	1.46	260		1.18		1.08		1.48		1.16
10/31/10	8.01	.09	1.10	1.19	(.10)	(.04)	(.14)	9.06	15.01	217		1.21		1.10		1.52		1.07
Class R-2E:
4/30/15[7,9]	13.17	.07	.48	.55	(.16)	(.33)	(.49)	13.23	4.33 [12]	—	[11]	.55	[12,15]	.45	[12,15]	.85	[12,15]	1.05	[12,15]
10/31/14[7,18]	13.23	.04	(.10)	(.06)	—	—	—	13.17	(.45)[10]	—	[11]	.06	[4,10]	.04	[4,10]	.43	[4,10]	.28	[4,10]
Class R-3:
4/30/15[7,9]	13.05	.09	.44	.53	(.10)	(.33)	(.43)	13.15	4.13	661		.78	[15]	.68	[15]	1.08	[15]	1.44	[15]
10/31/14	12.05	.13	1.08	1.21	(.12)	(.09)	(.21)	13.05	10.19	573		.79		.69		1.08		1.02
10/31/13	9.97	.15	2.18	2.33	(.16)	(.09)	(.25)	12.05	23.88	444		.79		.69		1.09		1.35
10/31/12	9.11	.13	.90	1.03	(.14)	(.03)	(.17)	9.97	11.59	302		.80		.70		1.10		1.40
10/31/11	9.14	.14	.04	.18	(.15)	(.06)	(.21)	9.11	1.98	224		.81		.71		1.11		1.51
10/31/10	8.06	.13	1.12	1.25	(.13)	(.04)	(.17)	9.14	15.48	174		.82		.71		1.13		1.48
Class R-4:
4/30/15[7,9]	13.16	.11	.43	.54	(.14)	(.33)	(.47)	13.23	4.19	480		.47	[15]	.37	[15]	.77	[15]	1.74	[15]
10/31/14	12.14	.17	1.10	1.27	(.16)	(.09)	(.25)	13.16	10.59	364		.47		.37		.76		1.31
10/31/13	10.04	.18	2.20	2.38	(.19)	(.09)	(.28)	12.14	24.30	236		.47		.37		.77		1.64
10/31/12	9.17	.17	.90	1.07	(.17)	(.03)	(.20)	10.04	11.97	144		.47		.37		.77		1.73
10/31/11	9.19	.17	.04	.21	(.17)	(.06)	(.23)	9.17	2.26	105		.48		.38		.78		1.83
10/31/10	8.11	.15	1.12	1.27	(.15)	(.04)	(.19)	9.19	15.79	82		.49		.38		.80		1.77
Class R-5:
4/30/15[7,9]	13.27	.13	.43	.56	(.17)	(.33)	(.50)	13.33	4.34	243		.18	[15]	.08	[15]	.48	[15]	2.01	[15]
10/31/14	12.23	.20	1.12	1.32	(.19)	(.09)	(.28)	13.27	10.95	199		.17		.07		.46		1.58
10/31/13	10.11	.21	2.21	2.42	(.21)	(.09)	(.30)	12.23	24.65	129		.17		.07		.47		1.91
10/31/12	9.23	.19	.91	1.10	(.19)	(.03)	(.22)	10.11	12.33	78		.17		.07		.47		2.01
10/31/11	9.25	.20	.03	.23	(.19)	(.06)	(.25)	9.23	2.60	55		.18		.08		.48		2.08
10/31/10	8.15	.18	1.13	1.31	(.17)	(.04)	(.21)	9.25	16.08	40		.19		.09		.51		2.12
Class R-6:
4/30/15[7,9]	13.23	.12	.45	.57	(.18)	(.33)	(.51)	13.29	4.39	672		.13	[15]	.03	[15]	.43	[15]	1.82	[15]
10/31/14	12.19	.20	1.12	1.32	(.19)	(.09)	(.28)	13.23	11.02	372		.12		.02		.41		1.53
10/31/13	10.08	.21	2.21	2.42	(.22)	(.09)	(.31)	12.19	24.67	80		.12		.02		.42		1.89
10/31/12	9.20	.18	.93	1.11	(.20)	(.03)	(.23)	10.08	12.41	35		.13		.03		.43		1.88
10/31/11	9.22	.21	.03	.24	(.20)	(.06)	(.26)	9.20	2.54	13		.13		.03		.43		2.17
10/31/10	8.12	.14	1.16	1.30	(.16)	(.04)	(.20)	9.22	16.35	9		.13		.03		.45		1.65

See page 76 for footnotes.

American Funds Target Date Retirement Series	65

Financial highlights (continued)

2030 Fund

		Income (loss) from investment operations[1]			Dividends and distributions								Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3,4]		Net assets, end of period (in millions)		expenses to average net assets before reimburse- ments/ waivers[5]		expenses to average net assets after reimburse- ments/ waivers[3,5]		Net effective expense ratio[3,6]		Ratio of net income to average net assets[3]
Class A:
4/30/15[7,9]	$13.16	$.11	$.41	$.52	$(.13)	$(.38)	$(.51)	$13.17	4.06%		$1,229		.46%[15]		.36%[15]		.75%[15]		1.77%[15]
10/31/14	12.16	.18	1.08	1.26	(.16)	(.10)	(.26)	13.16	10.53		1,077		.45		.35		.73		1.40
10/31/13	10.12	.19	2.15	2.34	(.19)	(.11)	(.30)	12.16	23.77		845		.46		.36		.75		1.69
10/31/12	9.25	.17	.92	1.09	(.17)	(.05)	(.22)	10.12	12.07		598		.47		.37		.77		1.78
10/31/11	9.21	.18	.04	.22	(.17)	(.01)	(.18)	9.25	2.44		493		.48		.38		.78		1.88
10/31/10	8.12	.16	1.12	1.28	(.15)	(.04)	(.19)	9.21	15.92		408		.48		.38		.79		1.83
Class B:
4/30/15[7,9]	13.09	.07	.41	.48	(.11)	(.38)	(.49)	13.08	3.75		—	[11]	1.19	[15]	1.09	[15]	1.48	[15]	1.07	[15]
10/31/14[7,17]	12.46	.03	.60	.63	—	—	—	13.09	5.06	[12]	—	[11]	1.17	[12,15]	1.07	[12,15]	1.45	[12,15]	.31	[12,15]
Class C:
4/30/15[7,9]	13.09	.05	.42	.47	(.12)	(.38)	(.50)	13.06	3.67		25		1.21	[15]	1.11	[15]	1.50	[15]	.85	[15]
10/31/14[7,17]	12.46	.03	.60	.63	—	—	—	13.09	5.06		9		1.21	[15]	1.11	[15]	1.49	[15]	.29	[15]
Class F-1:
4/30/15[7,9]	13.16	.12	.40	.52	(.16)	(.38)	(.54)	13.14	4.04		2		.48	[15]	.38	[15]	.77	[15]	1.82	[15]
10/31/14[7,17]	12.46	.10	.60	.70	—	—	—	13.16	5.62		1		.47	[15]	.37	[15]	.75	[15]	1.09	[15]
Class F-2:
4/30/15[7,9]	13.18	.11	.43	.54	(.17)	(.38)	(.55)	13.17	4.19		3		.22	[15]	.12	[15]	.51	[15]	1.78	[15]
10/31/14[7,17]	12.46	.10	.62	.72	—	—	—	13.18	5.78		1		.23	[15]	.13	[15]	.51	[15]	1.17	[15]
Class R-1:
4/30/15[7,9]	12.95	.06	.40	.46	(.03)	(.38)	(.41)	13.00	3.65		30		1.24	[15]	1.14	[15]	1.53	[15]	1.00	[15]
10/31/14	11.98	.08	1.06	1.14	(.07)	(.10)	(.17)	12.95	9.63		28		1.25		1.15		1.53		.61
10/31/13	9.97	.10	2.12	2.22	(.10)	(.11)	(.21)	11.98	22.81		24		1.25		1.15		1.54		.95
10/31/12	9.12	.10	.91	1.01	(.11)	(.05)	(.16)	9.97	11.19		19		1.24		1.14		1.54		1.01
10/31/11	9.10	.11	.04	.15	(.12)	(.01)	(.13)	9.12	1.77		17		1.26		1.11		1.51		1.14
10/31/10	8.04	.09	1.12	1.21	(.11)	(.04)	(.15)	9.10	15.00		14		1.28		1.10		1.51		1.09

66	American Funds Target Date Retirement Series

2030 Fund

		Income (loss) from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3,4]	Net assets, end of period (in millions)		expenses to average net assets before reimburse- ments/ waivers[5]		expenses to average net assets after reimburse- ments/ waivers[3,5]		Net effective expense ratio[3,6]		Ratio of net income to average net assets[3]
Class R-2:
4/30/15[7,9]	$12.91	$.07	$.39	$.46	$(.04)	$(.38)	$(.42)	$12.95	3.67%	$800		1.13%[15]		1.03%[15]		1.42%[15]		1.10%[15]
10/31/14	11.94	.09	1.07	1.16	(.09)	(.10)	(.19)	12.91	9.80	725		1.17		1.07		1.45		.70
10/31/13	9.95	.11	2.11	2.22	(.12)	(.11)	(.23)	11.94	22.89	620		1.15		1.05		1.44		1.02
10/31/12	9.10	.10	.91	1.01	(.11)	(.05)	(.16)	9.95	11.28	461		1.17		1.07		1.47		1.08
10/31/11	9.07	.11	.05	.16	(.12)	(.01)	(.13)	9.10	1.79	371		1.17		1.07		1.47		1.19
10/31/10	8.02	.09	1.11	1.20	(.11)	(.04)	(.15)	9.07	14.98	309		1.19		1.09		1.50		1.12
Class R-2E:
4/30/15[7,9]	13.17	.02	.49	.51	(.16)	(.38)	(.54)	13.14	3.98 [12]	—	[11]	.81	[12,15]	.71	[12,15]	1.10	[12,15]	.25	[12,15]
10/31/14[7,18]	13.22	.04	(.09)	(.05)	—	—	—	13.17	(.38)[10]	—	[11]	.06	[4,10]	.04	[4,10]	.42	[4,10]	.29	[4,10]
Class R-3:
4/30/15[7,9]	13.04	.09	.41	.50	(.09)	(.38)	(.47)	13.07	3.93	983		.77	[15]	.67	[15]	1.06	[15]	1.44	[15]
10/31/14	12.06	.13	1.08	1.21	(.13)	(.10)	(.23)	13.04	10.14	819		.79		.69		1.07		1.06
10/31/13	10.04	.15	2.14	2.29	(.16)	(.11)	(.27)	12.06	23.41	643		.79		.69		1.08		1.37
10/31/12	9.18	.14	.91	1.05	(.14)	(.05)	(.19)	10.04	11.68	450		.79		.69		1.09		1.43
10/31/11	9.15	.15	.04	.19	(.15)	(.01)	(.16)	9.18	2.07	347		.80		.70		1.10		1.55
10/31/10	8.07	.13	1.12	1.25	(.13)	(.04)	(.17)	9.15	15.58	287		.82		.71		1.12		1.50
Class R-4:
4/30/15[7,9]	13.15	.11	.40	.51	(.13)	(.38)	(.51)	13.15	4.00	718		.46	[15]	.36	[15]	.75	[15]	1.75	[15]
10/31/14	12.15	.18	1.08	1.26	(.16)	(.10)	(.26)	13.15	10.55	560		.47		.37		.75		1.40
10/31/13	10.11	.18	2.16	2.34	(.19)	(.11)	(.30)	12.15	23.83	417		.46		.36		.75		1.67
10/31/12	9.24	.17	.92	1.09	(.17)	(.05)	(.22)	10.11	12.10	276		.47		.37		.77		1.75
10/31/11	9.21	.18	.04	.22	(.18)	(.01)	(.19)	9.24	2.34	196		.48		.38		.78		1.86
10/31/10	8.12	.16	1.12	1.28	(.15)	(.04)	(.19)	9.21	15.90	148		.49		.38		.79		1.82
Class R-5:
4/30/15[7,9]	13.25	.13	.42	.55	(.17)	(.38)	(.55)	13.25	4.23	304		.17	[15]	.07	[15]	.46	[15]	2.02	[15]
10/31/14	12.24	.21	1.09	1.30	(.19)	(.10)	(.29)	13.25	10.82	249		.16		.06		.44		1.63
10/31/13	10.18	.22	2.17	2.39	(.22)	(.11)	(.33)	12.24	24.19	171		.16		.06		.45		1.96
10/31/12	9.30	.21	.92	1.13	(.20)	(.05)	(.25)	10.18	12.44	109		.17		.07		.47		2.16
10/31/11	9.26	.21	.04	.25	(.20)	(.01)	(.21)	9.30	2.69	100		.17		.07		.47		2.18
10/31/10	8.16	.17	1.14	1.31	(.17)	(.04)	(.21)	9.26	16.18	74		.19		.08		.49		2.03
Class R-6:
4/30/15[7,9]	13.21	.12	.43	.55	(.17)	(.38)	(.55)	13.21	4.29	1,117		.13	[15]	.03	[15]	.42	[15]	1.83	[15]
10/31/14	12.20	.20	1.11	1.31	(.20)	(.10)	(.30)	13.21	10.90	615		.12		.02		.40		1.53
10/31/13	10.15	.21	2.17	2.38	(.22)	(.11)	(.33)	12.20	24.21	151		.12		.02		.41		1.91
10/31/12	9.28	.19	.93	1.12	(.20)	(.05)	(.25)	10.15	12.41	68		.13		.03		.43		1.97
10/31/11	9.23	.21	.05	.26	(.20)	(.01)	(.21)	9.28	2.85	29		.12		.02		.42		2.18
10/31/10	8.13	.17	1.13	1.30	(.16)	(.04)	(.20)	9.23	16.17	20		.14		.03		.44		2.04

See page 76 for footnotes.

American Funds Target Date Retirement Series	67

Financial highlights (continued)

2025 Fund

		Income (loss) from investment operations[1]			Dividends and distributions								Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3,4]		Net assets, end of period (in millions)		expenses to average net assets before reimburse- ments/ waivers[5]		expenses to average net assets after reimburse- ments/ waivers[3,5]		Net effective expense ratio[3,6]		Ratio of net income to average net assets[3]
Class A:
4/30/15[7,9]	$12.64	$.11	$.30	$.41	$(.14)	$(.30)	$(.44)	$12.61	3.33%		$1,362		.48%[15]		.38%[15]		.76%[15]		1.74%[15]
10/31/14	11.75	.17	.97	1.14	(.16)	(.09)	(.25)	12.64	9.85		1,183		.45		.35		.72		1.42
10/31/13	9.89	.18	1.96	2.14	(.19)	(.09)	(.28)	11.75	22.18		921		.46		.36		.74		1.69
10/31/12	9.09	.17	.86	1.03	(.18)	(.05)	(.23)	9.89	11.65		658		.47		.37		.76		1.80
10/31/11	9.09	.18	.06	.24	(.18)	(.06)	(.24)	9.09	2.79		552		.47		.37		.76		1.94
10/31/10	8.07	.16	1.06	1.22	(.16)	(.04)	(.20)	9.09	15.22		453		.48		.38		.78		1.93
Class B:
4/30/15[7,9]	12.57	.06	.31	.37	(.12)	(.30)	(.42)	12.52	2.99		—	[11]	1.19	[15]	1.09	[15]	1.47	[15]	.99	[15]
10/31/14[7,17]	11.99	.04	.54	.58	—	—	—	12.57	4.84	[12]	—	[11]	1.17	[12,15]	1.07	[12,15]	1.44	[12,15]	.45	[12,15]
Class C:
4/30/15[7,9]	12.57	.05	.31	.36	(.13)	(.30)	(.43)	12.50	2.93		29		1.21	[15]	1.11	[15]	1.49	[15]	.89	[15]
10/31/14[7,17]	11.99	.03	.55	.58	—	—	—	12.57	4.84		12		1.21	[15]	1.11	[15]	1.48	[15]	.36	[15]
Class F-1:
4/30/15[7,9]	12.63	.11	.30	.41	(.17)	(.30)	(.47)	12.57	3.33		3		.48	[15]	.38	[15]	.76	[15]	1.74	[15]
10/31/14[7,17]	11.99	.09	.55	.64	—	—	—	12.63	5.34		1		.47	[15]	.37	[15]	.74	[15]	1.01	[15]
Class F-2:
4/30/15[7,9]	12.65	.12	.31	.43	(.18)	(.30)	(.48)	12.60	3.46		4		.22	[15]	.12	[15]	.50	[15]	1.89	[15]
10/31/14[7,17]	11.99	.13	.53	.66	—	—	—	12.65	5.50		—	[11]	.23	[15]	.13	[15]	.50	[15]	1.48	[15]
Class R-1:
4/30/15[7,9]	12.42	.06	.29	.35	(.05)	(.30)	(.35)	12.42	2.85		23		1.24	[15]	1.14	[15]	1.52	[15]	.98	[15]
10/31/14	11.55	.07	.96	1.03	(.07)	(.09)	(.16)	12.42	9.04		22		1.25		1.15		1.52		.62
10/31/13	9.74	.10	1.92	2.02	(.12)	(.09)	(.21)	11.55	21.14		17		1.26		1.16		1.54		.92
10/31/12	8.96	.09	.85	.94	(.11)	(.05)	(.16)	9.74	10.75		14		1.25		1.14		1.53		1.01
10/31/11	8.97	.11	.07	.18	(.13)	(.06)	(.19)	8.96	2.09		11		1.27		1.12		1.51		1.20
10/31/10	7.99	.10	1.04	1.14	(.12)	(.04)	(.16)	8.97	14.35		9		1.30		1.12		1.52		1.20

68	American Funds Target Date Retirement Series

2025 Fund

		Income (loss) from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3,4]	Net assets, end of period (in millions)		expenses to average net assets before reimburse- ments/ waivers[5]		expenses to average net assets after reimburse- ments/ waivers[3,5]		Net effective expense ratio[3,6]		Ratio of net income to average net assets[3]
Class R-2:
4/30/15[7,9]	$12.39	$.07	$.29	$.36	$(.06)	$(.30)	$(.36)	$12.39	2.94%	$813		1.14%[15]		1.04%[15]		1.42%[15]		1.10%[15]
10/31/14	11.53	.09	.95	1.04	(.09)	(.09)	(.18)	12.39	9.11	744		1.17		1.07		1.44		.71
10/31/13	9.72	.11	1.92	2.03	(.13)	(.09)	(.22)	11.53	21.29	631		1.14		1.04		1.42		1.02
10/31/12	8.94	.10	.85	.95	(.12)	(.05)	(.17)	9.72	10.85	463		1.17		1.07		1.46		1.10
10/31/11	8.95	.11	.07	.18	(.13)	(.06)	(.19)	8.94	2.00	372		1.17		1.07		1.46		1.25
10/31/10	7.97	.10	1.03	1.13	(.11)	(.04)	(.15)	8.95	14.41	311		1.20		1.09		1.49		1.22
Class R-2E:
4/30/15[7,9]	12.64	.08	.33	.41	(.17)	(.30)	(.47)	12.58	3.33 [12]	—	[11]	.50	[12,15]	.39	[12,15]	.77	[12,15]	1.32	[12,15]
10/31/14[7,18]	12.69	.04	(.09)	(.05)	—	—	—	12.64	(.39)[10]	—	[11]	.06	[4,10]	.04	[4,10]	.41	[4,10]	.30	[4,10]
Class R-3:
4/30/15[7,9]	12.52	.09	.29	.38	(.10)	(.30)	(.40)	12.50	3.13	933		.78	[15]	.68	[15]	1.06	[15]	1.45	[15]
10/31/14	11.65	.13	.95	1.08	(.12)	(.09)	(.21)	12.52	9.45	815		.79		.69		1.06		1.08
10/31/13	9.81	.15	1.94	2.09	(.16)	(.09)	(.25)	11.65	21.83	662		.79		.69		1.07		1.37
10/31/12	9.03	.14	.84	.98	(.15)	(.05)	(.20)	9.81	11.16	465		.80		.70		1.09		1.45
10/31/11	9.02	.15	.08	.23	(.16)	(.06)	(.22)	9.03	2.52	347		.80		.70		1.09		1.61
10/31/10	8.02	.14	1.04	1.18	(.14)	(.04)	(.18)	9.02	14.87	283		.82		.71		1.11		1.62
Class R-4:
4/30/15[7,9]	12.62	.11	.30	.41	(.14)	(.30)	(.44)	12.59	3.35	658		.46	[15]	.36	[15]	.74	[15]	1.76	[15]
10/31/14	11.73	.17	.97	1.14	(.16)	(.09)	(.25)	12.62	9.87	517		.47		.37		.74		1.39
10/31/13	9.89	.18	1.94	2.12	(.19)	(.09)	(.28)	11.73	22.03	369		.47		.37		.75		1.68
10/31/12	9.09	.17	.86	1.03	(.18)	(.05)	(.23)	9.89	11.66	246		.47		.37		.76		1.78
10/31/11	9.08	.18	.07	.25	(.18)	(.06)	(.24)	9.09	2.79	179		.48		.38		.77		1.92
10/31/10	8.07	.16	1.05	1.21	(.16)	(.04)	(.20)	9.08	15.18	144		.49		.38		.78		1.91
Class R-5:
4/30/15[7,9]	12.72	.13	.30	.43	(.17)	(.30)	(.47)	12.68	3.51	296		.17	[15]	.07	[15]	.45	[15]	2.01	[15]
10/31/14	11.82	.20	.98	1.18	(.19)	(.09)	(.28)	12.72	10.16	243		.16		.06		.43		1.65
10/31/13	9.95	.21	1.97	2.18	(.22)	(.09)	(.31)	11.82	22.52	157		.16		.06		.44		1.96
10/31/12	9.15	.19	.86	1.05	(.20)	(.05)	(.25)	9.95	11.91	97		.17		.07		.46		2.05
10/31/11	9.13	.20	.09	.29	(.21)	(.06)	(.27)	9.15	3.14	66		.17		.07		.46		2.20
10/31/10	8.11	.20	1.04	1.24	(.18)	(.04)	(.22)	9.13	15.49	49		.19		.08		.48		2.30
Class R-6:
4/30/15[7,9]	12.70	.11	.32	.43	(.18)	(.30)	(.48)	12.65	3.47	1,023		.13	[15]	.03	[15]	.41	[15]	1.75	[15]
10/31/14	11.79	.20	.99	1.19	(.19)	(.09)	(.28)	12.70	10.31	454		.12		.02		.39		1.64
10/31/13	9.93	.21	1.96	2.17	(.22)	(.09)	(.31)	11.79	22.51	119		.12		.02		.40		1.91
10/31/12	9.13	.18	.88	1.06	(.21)	(.05)	(.26)	9.93	11.98	51		.13		.03		.42		1.94
10/31/11	9.11	.21	.08	.29	(.21)	(.06)	(.27)	9.13	3.19	21		.13		.03		.42		2.25
10/31/10	8.08	.15	1.09	1.24	(.17)	(.04)	(.21)	9.11	15.60	15		.13		.03		.43		1.82

See page 76 for footnotes.

American Funds Target Date Retirement Series	69

Financial highlights (continued)

2020 Fund

		Income (loss) from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3,4]	Net assets, end of period (in millions)		expenses to average net assets before reimburse- ments/ waivers[5]		expenses to average net assets after reimburse- ments/ waivers[3,5]		Net effective expense ratio[3,6]		Ratio of net income to average net assets[3]
Class A:
4/30/15[7,9]	$11.90	$.11	$.25	$.36	$(.14)	$(.27)	$(.41)	$11.85	3.12%	$1,442		.48%[15]		.38%[15]		.74%[15]		1.83%[15]
10/31/14	11.18	.18	.81	.99	(.17)	(.10)	(.27)	11.90	8.93	1,292		.45		.35		.70		1.58
10/31/13	9.81	.18	1.48	1.66	(.20)	(.09)	(.29)	11.18	17.38	1,042		.47		.37		.73		1.78
10/31/12	9.15	.18	.74	.92	(.21)	(.05)	(.26)	9.81	10.35	805		.47		.37		.74		1.96
10/31/11	9.14	.21	.11	.32	(.21)	(.10)	(.31)	9.15	3.50	679		.48		.38		.75		2.24
10/31/10	8.22	.20	.93	1.13	(.17)	(.04)	(.21)	9.14	13.98	556		.49		.39		.77		2.33
Class B:
4/30/15[7,9]	11.84	.06	.25	.31	(.10)	(.27)	(.37)	11.78	2.66	1		1.22	[15]	1.12	[15]	1.48	[15]	1.06	[15]
10/31/14[7,17]	11.29	.05	.50	.55	—	—	—	11.84	4.87	—	[11]	1.20	[15]	1.10	[15]	1.45	[15]	.64	[15]
Class C:
4/30/15[7,9]	11.84	.06	.25	.31	(.13)	(.27)	(.40)	11.75	2.68	33		1.21	[15]	1.11	[15]	1.47	[15]	.99	[15]
10/31/14[7,17]	11.29	.05	.50	.55	—	—	—	11.84	4.87	14		1.21	[15]	1.11	[15]	1.46	[15]	.58	[15]
Class F-1:
4/30/15[7,9]	11.90	.10	.26	.36	(.17)	(.27)	(.44)	11.82	3.08	5		.47	[15]	.37	[15]	.73	[15]	1.76	[15]
10/31/14[7,17]	11.29	.12	.49	.61	—	—	—	11.90	5.40	2		.47	[15]	.37	[15]	.72	[15]	1.45	[15]
Class F-2:
4/30/15[7,9]	11.92	.12	.26	.38	(.18)	(.27)	(.45)	11.85	3.23	2		.22	[15]	.12	[15]	.48	[15]	2.06	[15]
10/31/14[7,17]	11.29	.13	.50	.63	—	—	—	11.92	5.58	1		.23	[15]	.13	[15]	.48	[15]	1.62	[15]
Class R-1:
4/30/15[7,9]	11.70	.06	.25	.31	(.05)	(.27)	(.32)	11.69	2.65	19		1.24	[15]	1.14	[15]	1.50	[15]	1.06	[15]
10/31/14	11.00	.09	.79	.88	(.08)	(.10)	(.18)	11.70	8.09	19		1.25		1.15		1.50		.81
10/31/13	9.64	.10	1.47	1.57	(.12)	(.09)	(.21)	11.00	16.55	18		1.25		1.15		1.51		1.02
10/31/12	9.00	.11	.72	.83	(.14)	(.05)	(.19)	9.64	9.49	16		1.25		1.14		1.51		1.20
10/31/11	9.01	.14	.10	.24	(.15)	(.10)	(.25)	9.00	2.67	15		1.27		1.12		1.49		1.49
10/31/10	8.12	.13	.93	1.06	(.13)	(.04)	(.17)	9.01	13.19	12		1.30		1.12		1.50		1.59

70	American Funds Target Date Retirement Series

2020 Fund

		Income (loss) from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3,4]	Net assets, end of period (in millions)		expenses to average net assets before reimburse- ments/ waivers[5]		expenses to average net assets after reimburse- ments/ waivers[3,5]		Net effective expense ratio[3,6]		Ratio of net income to average net assets[3]
Class R-2:
4/30/15[7,9]	$11.69	$.07	$.25	$.32	$(.07)	$(.27)	$(.34)	$11.67	2.74%	$702		1.14%[15]		1.04%[15]		1.40%[15]		1.17%[15]
10/31/14	10.99	.10	.80	.90	(.10)	(.10)	(.20)	11.69	8.24	664		1.16		1.06		1.41		.88
10/31/13	9.65	.11	1.46	1.57	(.14)	(.09)	(.23)	10.99	16.59	572		1.14		1.04		1.40		1.11
10/31/12	9.01	.12	.72	.84	(.15)	(.05)	(.20)	9.65	9.52	448		1.17		1.07		1.44		1.26
10/31/11	9.02	.14	.11	.25	(.16)	(.10)	(.26)	9.01	2.70	374		1.17		1.07		1.44		1.55
10/31/10	8.12	.14	.93	1.07	(.13)	(.04)	(.17)	9.02	13.30	320		1.20		1.09		1.47		1.63
Class R-2E:
4/30/15[7,9]	11.90	.01	.35	.36	(.17)	(.27)	(.44)	11.82	3.11 [12]	—	[11]	.80	[12,15]	.70	[12,15]	1.06	[12,15]	.24	[12,15]
10/31/14[7,18]	11.93	.04	(.07)	(.03)	—	—	—	11.90	(.25)[10]	—	[11]	.06	[4,10]	.04	[4,10]	.39	[4,10]	.33	[4,10]
Class R-3:
4/30/15[7,9]	11.80	.09	.26	.35	(.11)	(.27)	(.38)	11.77	3.00	953		.78	[15]	.68	[15]	1.04	[15]	1.52	[15]
10/31/14	11.09	.14	.80	.94	(.13)	(.10)	(.23)	11.80	8.60	831		.79		.69		1.04		1.26
10/31/13	9.74	.15	1.46	1.61	(.17)	(.09)	(.26)	11.09	16.97	692		.79		.69		1.05		1.47
10/31/12	9.08	.15	.74	.89	(.18)	(.05)	(.23)	9.74	10.08	530		.79		.69		1.06		1.63
10/31/11	9.09	.18	.09	.27	(.18)	(.10)	(.28)	9.08	3.11	412		.80		.70		1.07		1.92
10/31/10	8.17	.17	.94	1.11	(.15)	(.04)	(.19)	9.09	13.64	353		.81		.71		1.09		2.03
Class R-4:
4/30/15[7,9]	11.89	.11	.26	.37	(.15)	(.27)	(.42)	11.84	3.15	732		.46	[15]	.36	[15]	.72	[15]	1.84	[15]
10/31/14	11.17	.18	.81	.99	(.17)	(.10)	(.27)	11.89	8.96	587		.47		.37		.72		1.58
10/31/13	9.81	.18	1.47	1.65	(.20)	(.09)	(.29)	11.17	17.30	449		.47		.37		.73		1.78
10/31/12	9.15	.18	.74	.92	(.21)	(.05)	(.26)	9.81	10.35	324		.47		.37		.74		1.94
10/31/11	9.14	.21	.11	.32	(.21)	(.10)	(.31)	9.15	3.51	247		.47		.37		.74		2.23
10/31/10	8.22	.20	.93	1.13	(.17)	(.04)	(.21)	9.14	13.96	202		.49		.38		.76		2.32
Class R-5:
4/30/15[7,9]	11.99	.12	.26	.38	(.18)	(.27)	(.45)	11.92	3.22	294		.17	[15]	.07	[15]	.43	[15]	2.08	[15]
10/31/14	11.25	.21	.83	1.04	(.20)	(.10)	(.30)	11.99	9.36	238		.16		.06		.41		1.83
10/31/13	9.87	.22	1.48	1.70	(.23)	(.09)	(.32)	11.25	17.73	158		.16		.06		.42		2.08
10/31/12	9.20	.22	.73	.95	(.23)	(.05)	(.28)	9.87	10.73	116		.17		.07		.44		2.28
10/31/11	9.19	.23	.12	.35	(.24)	(.10)	(.34)	9.20	3.76	95		.17		.07		.44		2.52
10/31/10	8.25	.23	.94	1.17	(.19)	(.04)	(.23)	9.19	14.39	64		.19		.08		.46		2.62
Class R-6:
4/30/15[7,9]	11.96	.11	.27	.38	(.18)	(.27)	(.45)	11.89	3.26	1,183		.13	[15]	.03	[15]	.39	[15]	1.90	[15]
10/31/14	11.23	.21	.82	1.03	(.20)	(.10)	(.30)	11.96	9.33	584		.12		.02		.37		1.77
10/31/13	9.85	.21	1.49	1.70	(.23)	(.09)	(.32)	11.23	17.81	143		.12		.02		.38		2.05
10/31/12	9.18	.21	.75	.96	(.24)	(.05)	(.29)	9.85	10.80	66		.12		.02		.39		2.18
10/31/11	9.17	.24	.11	.35	(.24)	(.10)	(.34)	9.18	3.81	32		.12		.02		.39		2.56
10/31/10	8.23	.21	.95	1.16	(.18)	(.04)	(.22)	9.17	14.36	27		.14		.03		.41		2.47

See page 76 for footnotes.

American Funds Target Date Retirement Series	71

Financial highlights (continued)

2015 Fund

		Income (loss) from
		investment operations[1]			Dividends and distributions								Ratio of		Ratio of
			Net gains										expenses to		expenses to
			(losses) on										average net		average net
	Net asset		securities		Dividends		Total	Net asset			Net assets,		assets before		assets after				Ratio of
	value,	Net	(both	Total from	(from net	Distributions	dividends	value,			end of		reimburse-		reimburse-		Net effective		net income
	beginning	investment	realized and	investment	investment	(from capital	and	end	Total		period		ments/		ments/		expense		to average
Period ended	of period	income	unrealized)	operations	income)	gains)	distributions	of period	return[2,3,4]		(in millions)		waivers[5]		waivers[3,5]		ratio[3,6]		net assets[3]
Class A:
4/30/15[7,9]	$11.40	$.12	$.17	$.29	$(.16)	$(.27)	$(.43)	$11.26	2.61%		$915		.49%[15]		.39%[15]		.73%[15]		2.14%[15]
10/31/14	10.89	.19	.70	.89	(.18)	(.20)	(.38)	11.40	8.32		865		.47		.37		.70		1.72
10/31/13	9.86	.19	1.21	1.40	(.21)	(.16)	(.37)	10.89	14.67		728		.46		.36		.69		1.82
10/31/12	9.31	.19	.67	.86	(.22)	(.09)	(.31)	9.86	9.54		622		.49		.39		.73		2.04
10/31/11	9.31	.22	.13	.35	(.23)	(.12)	(.35)	9.31	3.74		556		.48		.38		.73		2.34
10/31/10	8.45	.22	.89	1.11	(.20)	(.05)	(.25)	9.31	13.27		486		.50		.39		.75		2.50
Class B:
4/30/15[7,9]	11.36	.08	.17	.25	(.15)	(.27)	(.42)	11.19	2.29	[12]	—	[11]	1.10	[12,15]	1.00	[12,15]	1.34	[12,15]	1.43	[12,15]
10/31/14[7,17]	10.83	.09	.44	.53	—	—	—	11.36	4.89	[12]	—	[11]	1.04	[12,15]	.94	[12,15]	1.27	[12,15]	1.18	[12,15]
Class C:
4/30/15[7,9]	11.35	.08	.15	.23	(.14)	(.27)	(.41)	11.17	2.16		18		1.22	[15]	1.12	[15]	1.46	[15]	1.37	[15]
10/31/14[7,17]	10.83	.06	.46	.52	—	—	—	11.35	4.80		9		1.21	[15]	1.11	[15]	1.44	[15]	.83	[15]
Class F-1:
4/30/15[7,9]	11.40	.12	.17	.29	(.18)	(.27)	(.45)	11.24	2.63		2		.49	[15]	.39	[15]	.73	[15]	2.10	[15]
10/31/14[7,17]	10.83	.12	.45	.57	—	—	—	11.40	5.26		1		.47	[15]	.37	[15]	.70	[15]	1.55	[15]
Class F-2:
4/30/15[7,9]	11.42	.13	.17	.30	(.19)	(.27)	(.46)	11.26	2.72		1		.23	[15]	.13	[15]	.47	[15]	2.36	[15]
10/31/14[7,17]	10.83	.13	.46	.59	—	—	—	11.42	5.45		1		.23	[15]	.13	[15]	.46	[15]	1.72	[15]
Class R-1:
4/30/15[7,9]	11.18	.08	.15	.23	(.07)	(.27)	(.34)	11.07	2.18		15		1.25	[15]	1.15	[15]	1.49	[15]	1.40	[15]
10/31/14	10.68	.10	.69	.79	(.09)	(.20)	(.29)	11.18	7.54		14		1.24		1.14		1.47		.96
10/31/13	9.68	.10	1.19	1.29	(.13)	(.16)	(.29)	10.68	13.72		13		1.25		1.15		1.48		1.04
10/31/12	9.15	.12	.66	.78	(.16)	(.09)	(.25)	9.68	8.67		12		1.25		1.14		1.48		1.30
10/31/11	9.16	.15	.13	.28	(.17)	(.12)	(.29)	9.15	3.03		12		1.27		1.12		1.47		1.61
10/31/10	8.35	.15	.87	1.02	(.16)	(.05)	(.21)	9.16	12.37		11		1.30		1.12		1.48		1.76

72	American Funds Target Date Retirement Series

2015 Fund

		Income (loss) from
		investment operations[1]			Dividends and distributions							Ratio of		Ratio of
			Net gains									expenses to		expenses to
			(losses) on									average net		average net
	Net asset		securities		Dividends		Total	Net asset		Net assets,		assets before		assets after				Ratio of
	value,	Net	(both	Total from	(from net	Distributions	dividends	value,		end of		reimburse-		reimburse-		Net effective		net income
	beginning	investment	realized and	investment	investment	(from capital	and	end	Total	period		ments/		ments/		expense		to average
Period ended	of period	income	unrealized)	operations	income)	gains)	distributions	of period	return[2,3,4]	(in millions)		waivers[5]		waivers[3,5]		ratio[3,6]		net assets[3]
Class R-2:
4/30/15[7,9]	$11.20	$.08	$.16	$.24	$(.08)	$(.27)	$(.35)	$11.09	2.20%	$358		1.14%[15]		1.04%[15]		1.38%[15]		1.49%[15]
10/31/14	10.70	.11	.70	.81	(.11)	(.20)	(.31)	11.20	7.65	357		1.16		1.06		1.39		1.04
10/31/13	9.70	.11	1.19	1.30	(.14)	(.16)	(.30)	10.70	13.82	348		1.14		1.04		1.37		1.14
10/31/12	9.16	.13	.66	.79	(.16)	(.09)	(.25)	9.70	8.84	309		1.17		1.07		1.41		1.35
10/31/11	9.18	.15	.12	.27	(.17)	(.12)	(.29)	9.16	2.94	280		1.17		1.07		1.42		1.65
10/31/10	8.35	.16	.87	1.03	(.15)	(.05)	(.20)	9.18	12.48	248		1.20		1.09		1.45		1.81
Class R-2E:
4/30/15[7,9]	11.41	.12	.16	.28	(.18)	(.27)	(.45)	11.24	2.60 [12]	—	[11]	.39	[12,15]	.29	[12,15]	.63	[12,15]	2.18	[12,15]
10/31/14[7,18]	11.42	.04	(.05)	(.01)	—	—	—	11.41	(.09)[10]	—	[11]	.06	[4,10]	.04	[4,10]	.37	[4,10]	.37	[4,10]
Class R-3:
4/30/15[7,9]	11.31	.10	.16	.26	(.12)	(.27)	(.39)	11.18	2.40	498		.79	[15]	.69	[15]	1.03	[15]	1.85	[15]
10/31/14	10.80	.15	.70	.85	(.14)	(.20)	(.34)	11.31	8.06	485		.79		.69		1.02		1.41
10/31/13	9.79	.15	1.20	1.35	(.18)	(.16)	(.34)	10.80	14.21	438		.79		.69		1.02		1.49
10/31/12	9.25	.16	.66	.82	(.19)	(.09)	(.28)	9.79	9.15	376		.80		.70		1.04		1.73
10/31/11	9.25	.19	.13	.32	(.20)	(.12)	(.32)	9.25	3.48	323		.80		.70		1.05		2.03
10/31/10	8.40	.19	.88	1.07	(.17)	(.05)	(.22)	9.25	12.93	288		.82		.71		1.07		2.20
Class R-4:
4/30/15[7,9]	11.40	.12	.16	.28	(.16)	(.27)	(.43)	11.25	2.55	312		.47	[15]	.37	[15]	.71	[15]	2.17	[15]
10/31/14	10.88	.19	.71	.90	(.18)	(.20)	(.38)	11.40	8.43	272		.47		.37		.70		1.72
10/31/13	9.86	.18	1.21	1.39	(.21)	(.16)	(.37)	10.88	14.59	217		.47		.37		.70		1.81
10/31/12	9.31	.19	.67	.86	(.22)	(.09)	(.31)	9.86	9.56	182		.47		.37		.71		2.05
10/31/11	9.31	.22	.13	.35	(.23)	(.12)	(.35)	9.31	3.76	156		.48		.38		.73		2.35
10/31/10	8.45	.22	.89	1.11	(.20)	(.05)	(.25)	9.31	13.26	137		.49		.38		.74		2.51
Class R-5:
4/30/15[7,9]	11.48	.14	.16	.30	(.19)	(.27)	(.46)	11.32	2.71	131		.18	[15]	.08	[15]	.42	[15]	2.43	[15]
10/31/14	10.95	.22	.72	.94	(.21)	(.20)	(.41)	11.48	8.76	126		.16		.06		.39		1.98
10/31/13	9.92	.21	1.22	1.43	(.24)	(.16)	(.40)	10.95	14.94	97		.17		.07		.40		2.09
10/31/12	9.37	.22	.67	.89	(.25)	(.09)	(.34)	9.92	9.82	74		.17		.07		.41		2.30
10/31/11	9.36	.24	.14	.38	(.25)	(.12)	(.37)	9.37	4.11	48		.17		.07		.42		2.60
10/31/10	8.49	.25	.89	1.14	(.22)	(.05)	(.27)	9.36	13.57	36		.19		.08		.44		2.88
Class R-6:
4/30/15[7,9]	11.45	.12	.17	.29	(.19)	(.27)	(.46)	11.28	2.68	530		.14	[15]	.04	[15]	.38	[15]	2.24	[15]
10/31/14	10.92	.22	.72	.94	(.21)	(.20)	(.41)	11.45	8.83	273		.12		.02		.35		1.99
10/31/13	9.90	.21	1.21	1.42	(.24)	(.16)	(.40)	10.92	14.92	73		.12		.02		.35		2.09
10/31/12	9.34	.22	.69	.91	(.26)	(.09)	(.35)	9.90	10.01	34		.13		.03		.37		2.28
10/31/11	9.34	.25	.13	.38	(.26)	(.12)	(.38)	9.34	4.07	16		.13		.03		.38		2.69
10/31/10	8.46	.22	.92	1.14	(.21)	(.05)	(.26)	9.34	13.66	16		.13		.03		.39		2.49

See page 76 for footnotes.

American Funds Target Date Retirement Series	73

Financial highlights (continued)

2010 Fund

		Income (loss) from
		investment operations[1]			Dividends and distributions								Ratio of		Ratio of
			Net gains										expenses to		expenses to
			(losses) on										average net		average net
	Net asset		securities		Dividends		Total	Net asset			Net assets,		assets before		assets after				Ratio of
	value,	Net	(both	Total from	(from net	Distributions	dividends	value,			end of		reimburse-		reimburse-		Net effective		net income
	beginning	investment	realized and	investment	investment	(from capital	and	end	Total		period		ments/		ments/		expense		to average
Period ended	of period	income	unrealized)	operations	income)	gains)	distributions	of period	return[2,3,4]		(in millions)		waivers[5]		waivers[3,5]		ratio[3,6]		net assets[3]
Class A:
4/30/15[7,9]	$10.76	$.12	$.14	$.26	$(.16)	$(.32)	$(.48)	$10.54	2.45%		$599		.48%[15]		.38%[15]		.71%[15]		2.35%[15]
10/31/14	10.51	.21	.58	.79	(.22)	(.32)	(.54)	10.76	7.82		592		.47		.37		.70		2.02
10/31/13	9.77	.22	.89	1.11	(.25)	(.12)	(.37)	10.51	11.77		542		.48		.38		.70		2.24
10/31/12	9.37	.24	.60	.84	(.28)	(.16)	(.44)	9.77	9.33		511		.49		.39		.72		2.56
10/31/11	9.33	.27	.11	.38	(.27)	(.07)	(.34)	9.37	4.17		443		.49		.39		.74		2.93
10/31/10	8.47	.27	.83	1.10	(.22)	(.02)	(.24)	9.33	13.20		428		.51		.40		.74		3.04
Class B:
4/30/15[7,9]	10.71	.08	.14	.22	(.12)	(.32)	(.44)	10.49	2.11	[12]	—	[11]	1.19	[12,15]	1.09	[12,15]	1.42	[12,15]	1.58	[12,15]
10/31/14[7,17]	10.22	.07	.42	.49	—	—	—	10.71	4.79	[12]	—	[11]	1.17	[12,15]	1.07	[12,15]	1.40	[12,15]	.93	[12,15]
Class C:
4/30/15[7,9]	10.71	.08	.13	.21	(.15)	(.32)	(.47)	10.45	2.01		12		1.23	[15]	1.13	[15]	1.46	[15]	1.57	[15]
10/31/14[7,17]	10.22	.08	.41	.49	—	—	—	10.71	4.79		6		1.21	[15]	1.11	[15]	1.44	[15]	1.04	[15]
Class F-1:
4/30/15[7,9]	10.76	.11	.14	.25	(.16)	(.32)	(.48)	10.53	2.43		1		.52	[15]	.42	[15]	.75	[15]	2.07	[15]
10/31/14[7,17]	10.22	.11	.43	.54	—	—	—	10.76	5.28		1		.47	[15]	.37	[15]	.70	[15]	1.56	[15]
Class F-2:
4/30/15[7,9]	10.78	.14	.13	.27	(.19)	(.32)	(.51)	10.54	2.54		1		.25	[15]	.15	[15]	.48	[15]	2.65	[15]
10/31/14[7,17]	10.22	.14	.42	.56	—	—	—	10.78	5.48		1		.23	[15]	.13	[15]	.46	[15]	1.93	[15]
Class R-1:
4/30/15[7,9]	10.66	.08	.13	.21	(.08)	(.32)	(.40)	10.47	2.04		5		1.26	[15]	1.16	[15]	1.49	[15]	1.57	[15]
10/31/14	10.43	.13	.57	.70	(.15)	(.32)	(.47)	10.66	6.91		5		1.25		1.15		1.48		1.23
10/31/13	9.68	.14	.89	1.03	(.16)	(.12)	(.28)	10.43	11.00		4		1.26		1.16		1.48		1.44
10/31/12	9.29	.17	.59	.76	(.21)	(.16)	(.37)	9.68	8.48		4		1.25		1.14		1.47		1.82
10/31/11	9.26	.20	.11	.31	(.21)	(.07)	(.28)	9.29	3.40		3		1.27		1.12		1.47		2.19
10/31/10	8.42	.20	.84	1.04	(.18)	(.02)	(.20)	9.26	12.47		3		1.31		1.12		1.46		2.32

74	American Funds Target Date Retirement Series

2010 Fund

		Income (loss)from
		investment operations[1]			Dividends and distributions							Ratio of		Ratio of
			Net gains									expenses to		expenses to
			(losses) on									average net		average net
	Net asset		securities		Dividends		Total	Net asset		Net assets,		assets before		assets after				Ratio of
	value,	Net	(both	Total from	(from net	Distributions	dividends	value,		end of		reimburse-		reimburse-		Net effective		net income
	beginning	investment	realized and	investment	investment	(from capital	and	end	Total	period		ments/		ments/		expense		to average
Period ended	of period	income	unrealized)	operations	income)	gains)	distributions	of period	return[2,3,4]	(in millions)		waivers[5]		waivers[3,5]		ratio[3,6]		net assets[3]
Class R-2:
4/30/15[7,9]	$10.60	$.09	$.12	$.21	$(.08)	$(.32)	$(.40)	$10.41	2.05%	$147		1.16%[15]		1.06%[15]		1.39%[15]		1.69%[15]
10/31/14	10.36	.14	.57	.71	(.15)	(.32)	(.47)	10.60	7.13	149		1.17		1.07		1.40		1.34
10/31/13	9.63	.15	.88	1.03	(.18)	(.12)	(.30)	10.36	11.08	144		1.15		1.05		1.37		1.57
10/31/12	9.25	.18	.58	.76	(.22)	(.16)	(.38)	9.63	8.45	135		1.18		1.08		1.41		1.89
10/31/11	9.21	.21	.11	.32	(.21)	(.07)	(.28)	9.25	3.54	132		1.18		1.08		1.43		2.23
10/31/10	8.37	.21	.82	1.03	(.17)	(.02)	(.19)	9.21	12.44	126		1.20		1.09		1.43		2.35
Class R-2E:
4/30/15[7,9]	10.77	.13	.13	.26	(.18)	(.32)	(.50)	10.53	2.53 [10]	—	[11]	.37	[10,15]	.26	[10,15]	.59	[10,15]	2.50	[10,15]
10/31/14[7,18]	10.78	.04	(.05)	(.01)	—	—	—	10.77	(.09)[10]	—	[11]	.06	[4,10]	.04	[4,10]	.37	[4,10]	.42	[4,10]
Class R-3:
4/30/15[7,9]	10.69	.10	.13	.23	(.12)	(.32)	(.44)	10.48	2.23	228		.80	[15]	.70	[15]	1.03	[15]	2.00	[15]
10/31/14	10.45	.18	.57	.75	(.19)	(.32)	(.51)	10.69	7.44	205		.79		.69		1.02		1.70
10/31/13	9.71	.19	.89	1.08	(.22)	(.12)	(.34)	10.45	11.47	197		.79		.69		1.01		1.93
10/31/12	9.32	.21	.59	.80	(.25)	(.16)	(.41)	9.71	8.90	178		.80		.70		1.03		2.25
10/31/11	9.27	.24	.12	.36	(.24)	(.07)	(.31)	9.32	3.98	167		.81		.71		1.06		2.62
10/31/10	8.42	.24	.82	1.06	(.19)	(.02)	(.21)	9.27	12.83	164		.82		.71		1.05		2.74
Class R-4:
4/30/15[7,9]	10.76	.12	.13	.25	(.16)	(.32)	(.48)	10.53	2.38	204		.48	[15]	.38	[15]	.71	[15]	2.34	[15]
10/31/14	10.51	.21	.58	.79	(.22)	(.32)	(.54)	10.76	7.84	170		.47		.37		.70		2.02
10/31/13	9.77	.22	.89	1.11	(.25)	(.12)	(.37)	10.51	11.79	138		.47		.37		.69		2.24
10/31/12	9.37	.24	.60	.84	(.28)	(.16)	(.44)	9.77	9.34	114		.47		.37		.70		2.57
10/31/11	9.33	.27	.12	.39	(.28)	(.07)	(.35)	9.37	4.21	104		.48		.38		.73		2.94
10/31/10	8.47	.27	.83	1.10	(.22)	(.02)	(.24)	9.33	13.19	98		.49		.38		.72		3.05
Class R-5:
4/30/15[7,9]	10.83	.14	.14	.28	(.19)	(.32)	(.51)	10.60	2.65	84		.19	[15]	.09	[15]	.42	[15]	2.62	[15]
10/31/14	10.58	.23	.59	.82	(.25)	(.32)	(.57)	10.83	8.11	71		.17		.07		.40		2.22
10/31/13	9.83	.25	.90	1.15	(.28)	(.12)	(.40)	10.58	12.15	43		.17		.07		.39		2.48
10/31/12	9.43	.27	.60	.87	(.31)	(.16)	(.47)	9.83	9.60	46		.17		.07		.40		2.89
10/31/11	9.38	.31	.11	.42	(.30)	(.07)	(.37)	9.43	4.58	38		.18		.08		.43		3.28
10/31/10	8.50	.30	.84	1.14	(.24)	(.02)	(.26)	9.38	13.62	38		.19		.08		.42		3.40
Class R-6:
4/30/15[7,9]	10.81	.12	.15	.27	(.19)	(.32)	(.51)	10.57	2.60	380		.15	[15]	.05	[15]	.38	[15]	2.28	[15]
10/31/14	10.56	.23	.60	.83	(.26)	(.32)	(.58)	10.81	8.18	163		.12		.02		.35		2.22
10/31/13	9.81	.25	.90	1.15	(.28)	(.12)	(.40)	10.56	12.21	41		.12		.02		.34		2.53
10/31/12	9.41	.27	.60	.87	(.31)	(.16)	(.47)	9.81	9.68	19		.13		.03		.36		2.86
10/31/11	9.36	.31	.12	.43	(.31)	(.07)	(.38)	9.41	4.63	15		.13		.03		.38		3.28
10/31/10	8.48	.29	.84	1.13	(.23)	(.02)	(.25)	9.36	13.57	14		.14		.03		.37		3.27

See page 76 for footnotes.

American Funds Target Date Retirement Series	75

Financial highlights (continued)

	Six months ended	Period ended October 31
Portfolio turnover rate for all share classes	April 30, 2015[4,7,9]	2014	2013	2012	2011	2010
2060 Fund	9%[8]
2055 Fund	6	2%	6%	10%	23%	44%[4,7,16]
2050 Fund	6	1	2	3	2	7
2045 Fund	6	1	2	3	1	4
2040 Fund	6	1	2	2	1	2
2035 Fund	5	1	2	3	1	2
2030 Fund	6	2	2	4	2	1
2025 Fund	10	3	2	3	3	3
2020 Fund	8	4	3	4	7	8
2015 Fund	13	6	7	8	7	13
2010 Fund	13	17	18	10	19	21

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges.
[3]	This column reflects the impact, if any, of certain reimbursements/waivers from CRMC. During the periods shown, CRMC reduced fees for investment advisory services. During some of the periods shown, CRMC reimbursed other fees and expenses during the funds’ startup period and paid a portion of the funds’ administrative services fees for certain retirement plan share classes.
[4]	Not annualized.
[5]	This column does not include expenses of the underlying funds in which each fund invests.
[6]	This column reflects the net effective expense ratios for each fund and class, which are unaudited. These ratios include each class’s expense ratio combined with the weighted average net expense ratio of the underlying funds for the periods presented. See pages 77 to 88 for further information regarding fees and expenses.
[7]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[8]	For the period March 27, 2015, commencement of operations, through April 30, 2015.
[9]	Unaudited.
[10]	This class consisted solely of seed capital invested by CRMC; therefore, certain fees were not accrued.
[11]	Amount less than $1 million.
[12]	Although the fund has plans of distribution for some share classes, fees for distribution services are not paid by the fund on amounts invested in the fund by CRMC and/or its affiliates. If fees for distribution services were charged on these assets, fund expenses would have been higher and net income and total return would have been lower.
[13]	Amount less than $.01.
[14]	Amount less than .01%.
[15]	Annualized.
[16]	For the period February 1, 2010, commencement of operations, through October 31, 2010.
[17]	Class B, C, F-1 and F-2 shares were offered beginning February 21, 2014.
[18]	Class R-2E shares were offered beginning August 29, 2014.

See Notes to Financial Statements

76	American Funds Target Date Retirement Series

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (November 1, 2014, through April 30, 2015).

Actual expenses:

The first line of each share class in the tables on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the tables on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1 and F-2 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the tables on the following pages are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the tables is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

American Funds Target Date Retirement Series	77

2060 Fund

	Beginning account value	Ending account value 4/30/2015	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return[5]	$1,000.00	$1,018.00	$.38	.40%	$.76	.81%
Class A – assumed 5% return[5]	1,000.00	1,022.81	2.01	.40	4.06	.81
Class B – actual return[5]	1,000.00	1,018.00	.10	.11	.49	.52
Class B – assumed 5% return[5]	1,000.00	1,024.25	.55	.11	2.61	.52
Class C – actual return[5]	1,000.00	1,018.00	.86	.91	1.24	1.32
Class C – assumed 5% return[5]	1,000.00	1,020.28	4.56	.91	6.61	1.32
Class F-1 – actual return[5]	1,000.00	1,018.00	.13	.14	.52	.55
Class F-1 – assumed 5% return[5]	1,000.00	1,024.10	.70	.14	2.76	.55
Class F-2 – actual return[5]	1,000.00	1,018.00	.13	.14	.52	.55
Class F-2 – assumed 5% return[5]	1,000.00	1,024.10	.70	.14	2.76	.55
Class R-1 – actual return[5]	1,000.00	1,018.00	.13	.14	.52	.55
Class R-1 – assumed 5% return[5]	1,000.00	1,024.10	.70	.14	2.76	.55
Class R-2 – actual return[5]	1,000.00	1,018.00	.96	1.02	1.34	1.43
Class R-2 – assumed 5% return[5]	1,000.00	1,019.74	5.11	1.02	7.15	1.43
Class R-2E – actual return[5]	1,000.00	1,018.00	.28	.30	.67	.71
Class R-2E – assumed 5% return[5]	1,000.00	1,023.31	1.51	.30	3.56	.71
Class R-3 – actual return[5]	1,000.00	1,018.00	.61	.65	1.00	1.06
Class R-3 – assumed 5% return[5]	1,000.00	1,021.57	3.26	.65	5.31	1.06
Class R-4 – actual return[5]	1,000.00	1,018.00	.30	.32	.69	.73
Class R-4 – assumed 5% return[5]	1,000.00	1,023.21	1.61	.32	3.66	.73
Class R-5 – actual return[5]	1,000.00	1,019.00	.05	.05	.43	.46
Class R-5 – assumed 5% return[5]	1,000.00	1,024.55	.25	.05	2.31	.46
Class R-6 – actual return[5]	1,000.00	1,019.00	.01	.01	.39	.42
Class R-6 – assumed 5% return[5]	1,000.00	1,024.74	.05	.01	2.11	.42

78	American Funds Target Date Retirement Series

2055 Fund

	Beginning account value 11/1/2014	Ending account value 4/30/2015	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$1,042.58	$2.23	.44%	$4.30	.85%
Class A – assumed 5% return	1,000.00	1,022.61	2.21	.44	4.26	.85
Class B – actual return	1,000.00	1,039.28	5.36	1.06	7.43	1.47
Class B – assumed 5% return	1,000.00	1,019.54	5.31	1.06	7.35	1.47
Class C – actual return	1,000.00	1,038.38	6.17	1.22	8.24	1.63
Class C – assumed 5% return	1,000.00	1,018.74	6.11	1.22	8.15	1.63
Class F-1 – actual return	1,000.00	1,042.17	2.48	.49	4.56	.90
Class F-1 – assumed 5% return	1,000.00	1,022.36	2.46	.49	4.51	.90
Class F-2 – actual return	1,000.00	1,043.52	1.17	.23	3.24	.64
Class F-2 – assumed 5% return	1,000.00	1,023.65	1.15	.23	3.21	.64
Class R-1 – actual return	1,000.00	1,038.19	6.27	1.24	8.34	1.65
Class R-1 – assumed 5% return	1,000.00	1,018.65	6.21	1.24	8.25	1.65
Class R-2 – actual return	1,000.00	1,038.91	5.71	1.13	7.79	1.54
Class R-2 – assumed 5% return	1,000.00	1,019.19	5.66	1.13	7.70	1.54
Class R-2E – actual return	1,000.00	1,043.01	2.18	.43	4.26	.84
Class R-2E – assumed 5% return	1,000.00	1,022.66	2.16	.43	4.21	.84
Class R-3 – actual return	1,000.00	1,041.15	3.90	.77	5.97	1.18
Class R-3 – assumed 5% return	1,000.00	1,020.98	3.86	.77	5.91	1.18
Class R-4 – actual return	1,000.00	1,042.31	2.33	.46	4.41	.87
Class R-4 – assumed 5% return	1,000.00	1,022.51	2.31	.46	4.36	.87
Class R-5 – actual return	1,000.00	1,043.90	.86	.17	2.94	.58
Class R-5 – assumed 5% return	1,000.00	1,023.95	.85	.17	2.91	.58
Class R-6 – actual return	1,000.00	1,043.56	.66	.13	2.74	.54
Class R-6 – assumed 5% return	1,000.00	1,024.15	.65	.13	2.71	.54

See page 88 for footnotes.

American Funds Target Date Retirement Series	79

2050 Fund

	Beginning account value 11/1/2014	Ending account value 4/30/2015	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$1,042.51	$1.92	.38%	$4.00	.79%
Class A – assumed 5% return	1,000.00	1,022.91	1.91	.38	3.96	.79
Class B – actual return	1,000.00	1,039.64	5.11	1.01	7.18	1.42
Class B – assumed 5% return	1,000.00	1,019.79	5.06	1.01	7.10	1.42
Class C – actual return	1,000.00	1,038.35	5.76	1.14	7.83	1.55
Class C – assumed 5% return	1,000.00	1,019.14	5.71	1.14	7.75	1.55
Class F-1 – actual return	1,000.00	1,042.24	2.03	.40	4.10	.81
Class F-1 – assumed 5% return	1,000.00	1,022.81	2.01	.40	4.06	.81
Class F-2 – actual return	1,000.00	1,044.20	.76	.15	2.84	.56
Class F-2 – assumed 5% return	1,000.00	1,024.05	.75	.15	2.81	.56
Class R-1 – actual return	1,000.00	1,038.88	5.86	1.16	7.94	1.57
Class R-1 – assumed 5% return	1,000.00	1,019.04	5.81	1.16	7.85	1.57
Class R-2 – actual return	1,000.00	1,039.48	5.36	1.06	7.43	1.47
Class R-2 – assumed 5% return	1,000.00	1,019.54	5.31	1.06	7.35	1.47
Class R-2E – actual return	1,000.00	1,043.36	1.77	.35	3.85	.76
Class R-2E – assumed 5% return	1,000.00	1,023.06	1.76	.35	3.81	.76
Class R-3 – actual return	1,000.00	1,041.30	3.54	.70	5.62	1.11
Class R-3 – assumed 5% return	1,000.00	1,021.32	3.51	.70	5.56	1.11
Class R-4 – actual return	1,000.00	1,042.54	1.98	.39	4.05	.80
Class R-4 – assumed 5% return	1,000.00	1,022.86	1.96	.39	4.01	.80
Class R-5 – actual return	1,000.00	1,044.16	.51	.10	2.58	.51
Class R-5 – assumed 5% return	1,000.00	1,024.30	.50	.10	2.56	.51
Class R-6 – actual return	1,000.00	1,044.65	.25	.05	2.33	.46
Class R-6 – assumed 5% return	1,000.00	1,024.55	.25	.05	2.31	.46

80	American Funds Target Date Retirement Series

2045 Fund

	Beginning account value 11/1/2014	Ending account value 4/30/2015	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$1,042.81	$1.87	.37%	$3.95	.78%
Class A – assumed 5% return	1,000.00	1,022.96	1.86	.37	3.91	.78
Class B – actual return	1,000.00	1,038.89	5.56	1.10	7.63	1.51
Class B – assumed 5% return	1,000.00	1,019.34	5.51	1.10	7.55	1.51
Class C – actual return	1,000.00	1,038.69	5.71	1.13	7.78	1.54
Class C – assumed 5% return	1,000.00	1,019.19	5.66	1.13	7.70	1.54
Class F-1 – actual return	1,000.00	1,042.90	2.03	.40	4.10	.81
Class F-1 – assumed 5% return	1,000.00	1,022.81	2.01	.40	4.06	.81
Class F-2 – actual return	1,000.00	1,044.11	.66	.13	2.74	.54
Class F-2 – assumed 5% return	1,000.00	1,024.15	.65	.13	2.71	.54
Class R-1 – actual return	1,000.00	1,038.88	5.86	1.16	7.94	1.57
Class R-1 – assumed 5% return	1,000.00	1,019.04	5.81	1.16	7.85	1.57
Class R-2 – actual return	1,000.00	1,039.94	5.31	1.05	7.38	1.46
Class R-2 – assumed 5% return	1,000.00	1,019.59	5.26	1.05	7.30	1.46
Class R-2E – actual return	1,000.00	1,043.42	1.52	.30	3.60	.71
Class R-2E – assumed 5% return	1,000.00	1,023.31	1.51	.30	3.56	.71
Class R-3 – actual return	1,000.00	1,040.66	3.49	.69	5.57	1.10
Class R-3 – assumed 5% return	1,000.00	1,021.37	3.46	.69	5.51	1.10
Class R-4 – actual return	1,000.00	1,042.80	1.92	.38	4.00	.79
Class R-4 – assumed 5% return	1,000.00	1,022.91	1.91	.38	3.96	.79
Class R-5 – actual return	1,000.00	1,044.33	.46	.09	2.53	.50
Class R-5 – assumed 5% return	1,000.00	1,024.35	.45	.09	2.51	.50
Class R-6 – actual return	1,000.00	1,044.84	.25	.05	2.33	.46
Class R-6 – assumed 5% return	1,000.00	1,024.55	.25	.05	2.31	.46

See page 88 for footnotes.

American Funds Target Date Retirement Series	81

2040 Fund

	Beginning account value 11/1/2014	Ending account value 4/30/2015	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$1,042.43	$1.82	.36%	$3.90	.77%
Class A – assumed 5% return	1,000.00	1,023.01	1.81	.36	3.86	.77
Class B – actual return	1,000.00	1,039.02	5.56	1.10	7.63	1.51
Class B – assumed 5% return	1,000.00	1,019.34	5.51	1.10	7.55	1.51
Class C – actual return	1,000.00	1,038.36	5.66	1.12	7.73	1.53
Class C – assumed 5% return	1,000.00	1,019.24	5.61	1.12	7.65	1.53
Class F-1 – actual return	1,000.00	1,042.18	1.97	.39	4.05	.80
Class F-1 – assumed 5% return	1,000.00	1,022.86	1.96	.39	4.01	.80
Class F-2 – actual return	1,000.00	1,043.57	.66	.13	2.74	.54
Class F-2 – assumed 5% return	1,000.00	1,024.15	.65	.13	2.71	.54
Class R-1 – actual return	1,000.00	1,039.06	5.81	1.15	7.89	1.56
Class R-1 – assumed 5% return	1,000.00	1,019.09	5.76	1.15	7.80	1.56
Class R-2 – actual return	1,000.00	1,039.44	5.26	1.04	7.33	1.45
Class R-2 – assumed 5% return	1,000.00	1,019.64	5.21	1.04	7.25	1.45
Class R-2E – actual return	1,000.00	1,043.17	2.28	.45	4.36	.86
Class R-2E – assumed 5% return	1,000.00	1,022.56	2.26	.45	4.31	.86
Class R-3 – actual return	1,000.00	1,041.08	3.44	.68	5.52	1.09
Class R-3 – assumed 5% return	1,000.00	1,021.42	3.41	.68	5.46	1.09
Class R-4 – actual return	1,000.00	1,042.60	1.87	.37	3.95	.78
Class R-4 – assumed 5% return	1,000.00	1,022.96	1.86	.37	3.91	.78
Class R-5 – actual return	1,000.00	1,044.10	.41	.08	2.48	.49
Class R-5 – assumed 5% return	1,000.00	1,024.40	.40	.08	2.46	.49
Class R-6 – actual return	1,000.00	1,043.83	.20	.04	2.28	.45
Class R-6 – assumed 5% return	1,000.00	1,024.60	.20	.04	2.26	.45

82	American Funds Target Date Retirement Series

2035 Fund

	Beginning account value 11/1/2014	Ending account value 4/30/2015	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$1,042.46	$1.82	.36%	$3.85	.76%
Class A – assumed 5% return	1,000.00	1,023.01	1.81	.36	3.81	.76
Class B – actual return	1,000.00	1,039.07	5.56	1.10	7.58	1.50
Class B – assumed 5% return	1,000.00	1,019.34	5.51	1.10	7.50	1.50
Class C – actual return	1,000.00	1,038.24	5.61	1.11	7.63	1.51
Class C – assumed 5% return	1,000.00	1,019.29	5.56	1.11	7.55	1.51
Class F-1 – actual return	1,000.00	1,042.85	1.98	.39	4.00	.79
Class F-1 – assumed 5% return	1,000.00	1,022.86	1.96	.39	3.96	.79
Class F-2 – actual return	1,000.00	1,043.77	.66	.13	2.69	.53
Class F-2 – assumed 5% return	1,000.00	1,024.15	.65	.13	2.66	.53
Class R-1 – actual return	1,000.00	1,038.94	5.81	1.15	7.84	1.55
Class R-1 – assumed 5% return	1,000.00	1,019.09	5.76	1.15	7.75	1.55
Class R-2 – actual return	1,000.00	1,038.67	5.26	1.04	7.28	1.44
Class R-2 – assumed 5% return	1,000.00	1,019.64	5.21	1.04	7.20	1.44
Class R-2E – actual return	1,000.00	1,043.26	2.28	.45	4.31	.85
Class R-2E – assumed 5% return	1,000.00	1,022.56	2.26	.45	4.26	.85
Class R-3 – actual return	1,000.00	1,041.26	3.44	.68	5.47	1.08
Class R-3 – assumed 5% return	1,000.00	1,021.42	3.41	.68	5.41	1.08
Class R-4 – actual return	1,000.00	1,041.92	1.87	.37	3.90	.77
Class R-4 – assumed 5% return	1,000.00	1,022.96	1.86	.37	3.86	.77
Class R-5 – actual return	1,000.00	1,043.39	.41	.08	2.43	.48
Class R-5 – assumed 5% return	1,000.00	1,024.40	.40	.08	2.41	.48
Class R-6 – actual return	1,000.00	1,043.92	.15	.03	2.18	.43
Class R-6 – assumed 5% return	1,000.00	1,024.65	.15	.03	2.16	.43

See page 88 for footnotes.

American Funds Target Date Retirement Series	83

2030 Fund

	Beginning account value 11/1/2014	Ending account value 4/30/2015	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$1,040.63	$1.82	.36%	$3.79	.75%
Class A – assumed 5% return	1,000.00	1,023.01	1.81	.36	3.76	.75
Class B – actual return	1,000.00	1,037.54	5.51	1.09	7.48	1.48
Class B – assumed 5% return	1,000.00	1,019.39	5.46	1.09	7.40	1.48
Class C – actual return	1,000.00	1,036.72	5.61	1.11	7.57	1.50
Class C – assumed 5% return	1,000.00	1,019.29	5.56	1.11	7.50	1.50
Class F-1 – actual return	1,000.00	1,040.37	1.92	.38	3.90	.77
Class F-1 – assumed 5% return	1,000.00	1,022.91	1.91	.38	3.86	.77
Class F-2 – actual return	1,000.00	1,041.88	.61	.12	2.58	.51
Class F-2 – assumed 5% return	1,000.00	1,024.20	.60	.12	2.56	.51
Class R-1 – actual return	1,000.00	1,036.45	5.76	1.14	7.73	1.53
Class R-1 – assumed 5% return	1,000.00	1,019.14	5.71	1.14	7.65	1.53
Class R-2 – actual return	1,000.00	1,036.69	5.20	1.03	7.17	1.42
Class R-2 – assumed 5% return	1,000.00	1,019.69	5.16	1.03	7.10	1.42
Class R-2E – actual return	1,000.00	1,039.79	3.59	.71	5.56	1.10
Class R-2E – assumed 5% return	1,000.00	1,021.27	3.56	.71	5.51	1.10
Class R-3 – actual return	1,000.00	1,039.30	3.39	.67	5.36	1.06
Class R-3 – assumed 5% return	1,000.00	1,021.47	3.36	.67	5.31	1.06
Class R-4 – actual return	1,000.00	1,040.02	1.82	.36	3.79	.75
Class R-4 – assumed 5% return	1,000.00	1,023.01	1.81	.36	3.76	.75
Class R-5 – actual return	1,000.00	1,042.34	.35	.07	2.33	.46
Class R-5 – assumed 5% return	1,000.00	1,024.45	.35	.07	2.31	.46
Class R-6 – actual return	1,000.00	1,042.85	.15	.03	2.13	.42
Class R-6 – assumed 5% return	1,000.00	1,024.65	.15	.03	2.11	.42

84	American Funds Target Date Retirement Series

2025 Fund

	Beginning account value 11/1/2014	Ending account value 4/30/2015	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$1,033.33	$1.92	.38%	$3.83	.76%
Class A – assumed 5% return	1,000.00	1,022.91	1.91	.38	3.81	.76
Class B – actual return	1,000.00	1,029.86	5.49	1.09	7.40	1.47
Class B – assumed 5% return	1,000.00	1,019.39	5.46	1.09	7.35	1.47
Class C – actual return	1,000.00	1,029.28	5.58	1.11	7.50	1.49
Class C – assumed 5% return	1,000.00	1,019.29	5.56	1.11	7.45	1.49
Class F-1 – actual return	1,000.00	1,033.27	1.92	.38	3.83	.76
Class F-1 – assumed 5% return	1,000.00	1,022.91	1.91	.38	3.81	.76
Class F-2 – actual return	1,000.00	1,034.61	.61	.12	2.52	.50
Class F-2 – assumed 5% return	1,000.00	1,024.20	.60	.12	2.51	.50
Class R-1 – actual return	1,000.00	1,028.49	5.73	1.14	7.64	1.52
Class R-1 – assumed 5% return	1,000.00	1,019.14	5.71	1.14	7.60	1.52
Class R-2 – actual return	1,000.00	1,029.45	5.23	1.04	7.15	1.42
Class R-2 – assumed 5% return	1,000.00	1,019.64	5.21	1.04	7.10	1.42
Class R-2E – actual return	1,000.00	1,033.26	1.97	.39	3.88	.77
Class R-2E – assumed 5% return	1,000.00	1,022.86	1.96	.39	3.86	.77
Class R-3 – actual return	1,000.00	1,031.30	3.42	.68	5.34	1.06
Class R-3 – assumed 5% return	1,000.00	1,021.42	3.41	.68	5.31	1.06
Class R-4 – actual return	1,000.00	1,033.46	1.82	.36	3.73	.74
Class R-4 – assumed 5% return	1,000.00	1,023.01	1.81	.36	3.71	.74
Class R-5 – actual return	1,000.00	1,035.06	.35	.07	2.27	.45
Class R-5 – assumed 5% return	1,000.00	1,024.45	.35	.07	2.26	.45
Class R-6 – actual return	1,000.00	1,034.71	.15	.03	2.07	.41
Class R-6 – assumed 5% return	1,000.00	1,024.65	.15	.03	2.06	.41

See page 88 for footnotes.

American Funds Target Date Retirement Series	85

2020 Fund

	Beginning account value 11/1/2014	Ending account value 4/30/2015	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$1,031.22	$1.91	.38%	$3.73	.74%
Class A – assumed 5% return	1,000.00	1,022.91	1.91	.38	3.71	.74
Class B – actual return	1,000.00	1,026.64	5.63	1.12	7.44	1.48
Class B – assumed 5% return	1,000.00	1,019.24	5.61	1.12	7.40	1.48
Class C – actual return	1,000.00	1,026.77	5.58	1.11	7.39	1.47
Class C – assumed 5% return	1,000.00	1,019.29	5.56	1.11	7.35	1.47
Class F-1 – actual return	1,000.00	1,030.82	1.86	.37	3.68	.73
Class F-1 – assumed 5% return	1,000.00	1,022.96	1.86	.37	3.66	.73
Class F-2 – actual return	1,000.00	1,032.35	.60	.12	2.42	.48
Class F-2 – assumed 5% return	1,000.00	1,024.20	.60	.12	2.41	.48
Class R-1 – actual return	1,000.00	1,026.49	5.73	1.14	7.54	1.50
Class R-1 – assumed 5% return	1,000.00	1,019.14	5.71	1.14	7.50	1.50
Class R-2 – actual return	1,000.00	1,027.42	5.23	1.04	7.04	1.40
Class R-2 – assumed 5% return	1,000.00	1,019.64	5.21	1.04	7.00	1.40
Class R-2E – actual return	1,000.00	1,031.11	3.53	.70	5.34	1.06
Class R-2E – assumed 5% return	1,000.00	1,021.32	3.51	.70	5.31	1.06
Class R-3 – actual return	1,000.00	1,030.04	3.42	.68	5.23	1.04
Class R-3 – assumed 5% return	1,000.00	1,021.42	3.41	.68	5.21	1.04
Class R-4 – actual return	1,000.00	1,031.45	1.81	.36	3.63	.72
Class R-4 – assumed 5% return	1,000.00	1,023.01	1.81	.36	3.61	.72
Class R-5 – actual return	1,000.00	1,032.18	.35	.07	2.17	.43
Class R-5 – assumed 5% return	1,000.00	1,024.45	.35	.07	2.16	.43
Class R-6 – actual return	1,000.00	1,032.65	.15	.03	1.97	.39
Class R-6 – assumed 5% return	1,000.00	1,024.65	.15	.03	1.96	.39

86	American Funds Target Date Retirement Series

2015 Fund

	Beginning account value 11/1/2014	Ending account value 4/30/2015	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$1,026.15	$1.96	.39%	$3.67	.73%
Class A – assumed 5% return	1,000.00	1,022.86	1.96	.39	3.66	.73
Class B – actual return	1,000.00	1,022.87	5.02	1.00	6.72	1.34
Class B – assumed 5% return	1,000.00	1,019.84	5.01	1.00	6.71	1.34
Class C – actual return	1,000.00	1,021.63	5.61	1.12	7.32	1.46
Class C – assumed 5% return	1,000.00	1,019.24	5.61	1.12	7.30	1.46
Class F-1 – actual return	1,000.00	1,026.34	1.96	.39	3.67	.73
Class F-1 – assumed 5% return	1,000.00	1,022.86	1.96	.39	3.66	.73
Class F-2 – actual return	1,000.00	1,027.24	.65	.13	2.36	.47
Class F-2 – assumed 5% return	1,000.00	1,024.15	.65	.13	2.36	.47
Class R-1 – actual return	1,000.00	1,021.76	5.76	1.15	7.47	1.49
Class R-1 – assumed 5% return	1,000.00	1,019.09	5.76	1.15	7.45	1.49
Class R-2 – actual return	1,000.00	1,021.98	5.21	1.04	6.92	1.38
Class R-2 – assumed 5% return	1,000.00	1,019.64	5.21	1.04	6.90	1.38
Class R-2E – actual return	1,000.00	1,026.02	1.46	.29	3.16	.63
Class R-2E – assumed 5% return	1,000.00	1,023.36	1.45	.29	3.16	.63
Class R-3 – actual return	1,000.00	1,024.04	3.46	.69	5.17	1.03
Class R-3 – assumed 5% return	1,000.00	1,021.37	3.46	.69	5.16	1.03
Class R-4 – actual return	1,000.00	1,025.53	1.86	.37	3.57	.71
Class R-4 – assumed 5% return	1,000.00	1,022.96	1.86	.37	3.56	.71
Class R-5 – actual return	1,000.00	1,027.13	.40	.08	2.11	.42
Class R-5 – assumed 5% return	1,000.00	1,024.40	.40	.08	2.11	.42
Class R-6 – actual return	1,000.00	1,026.77	.20	.04	1.91	.38
Class R-6 – assumed 5% return	1,000.00	1,024.60	.20	.04	1.91	.38

See page 88 for footnotes.

American Funds Target Date Retirement Series	87

2010 Fund

	Beginning account value 11/1/2014	Ending account value 4/30/2015	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$1,024.49	$1.91	.38%	$3.56	.71%
Class A – assumed 5% return	1,000.00	1,022.91	1.91	.38	3.56	.71
Class B – actual return	1,000.00	1,021.07	5.46	1.09	7.12	1.42
Class B – assumed 5% return	1,000.00	1,019.39	5.46	1.09	7.10	1.42
Class C – actual return	1,000.00	1,020.08	5.66	1.13	7.31	1.46
Class C – assumed 5% return	1,000.00	1,019.19	5.66	1.13	7.30	1.46
Class F-1 – actual return	1,000.00	1,024.35	2.11	.42	3.76	.75
Class F-1 – assumed 5% return	1,000.00	1,022.71	2.11	.42	3.76	.75
Class F-2 – actual return	1,000.00	1,025.44	.75	.15	2.41	.48
Class F-2 – assumed 5% return	1,000.00	1,024.05	.75	.15	2.41	.48
Class R-1 – actual return	1,000.00	1,020.44	5.81	1.16	7.46	1.49
Class R-1 – assumed 5% return	1,000.00	1,019.04	5.81	1.16	7.45	1.49
Class R-2 – actual return	1,000.00	1,020.53	5.31	1.06	6.96	1.39
Class R-2 – assumed 5% return	1,000.00	1,019.54	5.31	1.06	6.95	1.39
Class R-2E – actual return	1,000.00	1,025.26	1.31	.26	2.96	.59
Class R-2E – assumed 5% return	1,000.00	1,023.51	1.30	.26	2.96	.59
Class R-3 – actual return	1,000.00	1,022.32	3.51	.70	5.16	1.03
Class R-3 – assumed 5% return	1,000.00	1,021.32	3.51	.70	5.16	1.03
Class R-4 – actual return	1,000.00	1,023.76	1.91	.38	3.56	.71
Class R-4 – assumed 5% return	1,000.00	1,022.91	1.91	.38	3.56	.71
Class R-5 – actual return	1,000.00	1,026.51	.45	.09	2.11	.42
Class R-5 – assumed 5% return	1,000.00	1,024.35	.45	.09	2.11	.42
Class R-6 – actual return	1,000.00	1,025.96	.25	.05	1.91	.38
Class R-6 – assumed 5% return	1,000.00	1,024.55	.25	.05	1.91	.38

[1]	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).
[2]	The “expenses paid during period” and “annualized expense ratio” do not include the expenses of the underlying funds in which each fund invests.
[3]	The “effective expenses paid during period” are equal to the “effective annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).
[4]	The “effective annualized expense ratio” reflects the net annualized expense ratio of the class plus the class’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests. The annualized weighted average expense ratio of the underlying funds for the period reflects the net actual expense ratio of each underlying fund for the period, annualized and weighted for the fund’s relative average investment therein during the period.
[5]	The period for the “annualized expense ratio,” the “effective annualized expense ratio” and the “actual return” line is based on the number of days since the initial sale of the share class on March 27, 2015. The “assumed 5% return” line is based on 181 days.

88	American Funds Target Date Retirement Series

Approval of Investment Advisory and Service Agreement

American Funds Target Date Retirement Series’ board has approved renewal of the series’ Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) through January 31, 2016. The board approved the agreement following the recommendation of the series’ Contracts Committee (the “committee”), which is composed of all of the series’ independent board members. The board and the committee determined that each fund’s advisory fee structure was fair and reasonable in relation to the services provided and that approving the agreement was in the best interests of each fund and its shareholders.

In reaching this decision, the board and the committee took into account information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel. They considered the factors discussed below, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative, compliance and shareholder services provided by CRMC to the funds under each fund’s agreement and other agreements, as well as the benefits to each fund’s shareholders from investing in a fund that is part of a large family of funds. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit each fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of each fund in light of its objectives*. They noted that depending on the proximity to its target date, each fund seeks to achieve the following objectives to varying degrees: growth, income and conservation of capital. The funds will increasingly emphasize income and conservation of capital by investing a greater portion of their assets in bond, equity-income and balanced funds as they approach and pass their target dates, and in this way the funds seek to balance total return and stability over time.

The board and the committee compared each fund’s investment results with those of other relevant funds (including funds that form the basis of the Lipper index for the category in which the fund is included), and data such as relevant market and fund indexes, over various periods through June 30, 2014. This report, including the letter to shareholders and related disclosures, contains certain information about the fund’s investment results. The comparisons include the Lipper Mixed-Asset Target Funds Average for the applicable retirement year period, a composite index (which is based on a combination of the unmanaged Standard & Poor’s 500 Composite Index, the MSCI All Country World ex USA Index and the Barclays U.S. Aggregate Index), the Morningstar U.S. Open End Target Date Category for the applicable retirement year, and the S&P Target Date Through Index for the applicable retirement year.

American Funds 2055 Target Date Retirement Fund — The board and the committee noted that the fund’s investment results were higher than all of the comparisons, except the S&P Target Date for the six-month and since-inception periods, and the AFTD Composite for the six-month period.

American Funds 2050 Target Date Retirement Fund — The board and the committee noted that the fund’s investment results were higher than all of the comparisons, except the S&P Target Date for the five-year and six-month periods, and the AFTD Composite for the six-month period.

American Funds 2045 Target Date Retirement Fund — The board and the committee noted that the fund’s investment results were higher than all of the comparisons, except the S&P Target Date for the five-year and six-month periods, and the AFTD Composite for the six-month period.

*	American Funds Target Date 2060 Fund commenced operations on March 27, 2015. Therefore, investment results for the fund were not available at the meeting.

American Funds Target Date Retirement Series	89

American Funds 2040 Target Date Retirement Fund — The board and the committee noted that the fund’s investment results were higher than all of the comparisons, except the S&P Target Date for the five-year and six-month periods, and the AFTD Composite for the six-month period.

American Funds 2035 Target Date Retirement Fund — The board and the committee noted that the fund’s investment results were higher than all of the comparisons, except the AFTD Composite for the six-month period.

American Funds 2030 Target Date Retirement Fund — The board and the committee noted that the fund’s investment results were higher than all of the comparisons, except the AFTD Composite for the six-month period.

American Funds 2025 Target Date Retirement Fund — The board and the committee noted that the fund’s investment results were higher than all of the comparisons, except the AFTD Composite for the six-month period.

American Funds 2020 Target Date Retirement Fund — The board and the committee noted that the fund’s investment results were higher than all of the comparisons except the S&P Target Date for the five-year and since-inception periods, and the AFTD Composite for the one-year and six-month periods.

American Funds 2015 Target Date Retirement Fund — The board and the committee noted that the fund’s investment results were higher than all of the comparisons except the S&P Target Date for the five-year and since-inception periods, and the AFTD Composite for the one-year, five-year, six-month and since-inception periods.

American Funds 2010 Target Date Retirement Fund — The board and the committee noted that the fund’s investment results were higher than all of the comparisons except the S&P Target Date for the since-inception period, and the AFTD Composite for the one-year and since-inception periods.

The board and the committee concluded that each fund’s investment results have been satisfactory, and that CRMC’s record in managing the funds indicated that its continued management should benefit each fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of each fund to those of other relevant funds. They observed that each fund’s expenses were less than the median and average of those of the other funds included in its Lipper category described above.

The board and the committee also reviewed the advisory fee schedule of the funds (including the fees and expenses of the underlying American Funds in which the funds invest) compared to those of other relevant funds. The board and the committee noted CRMC’s waiver of the entire advisory fee payable by the funds under the agreement and CRMC’s commitment not to remove the waiver without board approval. In addition, they reviewed information regarding the effective advisory fees charged to other clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational and regulatory differences between advising the fund and the other clients. The board and the committee concluded that each fund’s cost structure was fair and reasonable in relation to the services provided, and that each fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

90	American Funds Target Date Retirement Series

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with each fund and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the funds’ principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment accounts. The board and the committee reviewed CRMC’s portfolio trading practices, noting that while CRMC received the benefit of research provided by broker-dealers executing portfolio transactions on behalf of each fund, it did not obtain third-party research or other services in return for allocating brokerage to such broker-dealers. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the funds.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and willingness to invest in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. The board and the committee concluded that each fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the funds’ shareholders.

American Funds Target Date Retirement Series	91

Offices of the series and of the investment adviser

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618-4518

Transfer agent for shareholder accounts

American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets

JPMorgan Chase Bank
270 Park Avenue New
York, NY 10017-2070

Counsel

Morgan, Lewis & Bockius LLP
355 South Grand Avenue, Suite 4400
Los Angeles, CA 90071-3106

Independent registered public accounting firm

Deloitte & Touche LLP
695 Town Center Drive
Suite 1200 Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

92	American Funds Target Date Retirement Series

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

“Proxy Voting Guidelines for American Funds Target Date Retirement Series” — which describes how we vote proxies relating to the underlying funds held in the portfolios — is available on the American Funds website or upon request by calling AFS. The series files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

Visit the American Funds website for more information on the securities held by the underlying funds in the American Funds Target Date Retirement Series portfolios.

American Funds Target Date Retirement Series files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at (800) SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of American Funds Target Date Retirement Series, but it also may be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the series. If used as sales material after June 30, 2015, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

The American Funds Advantage

Since 1931, American Funds, part of Capital Group, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in a superior long-term track record.

Aligned with investor success

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment experience, including 22 years at our company, reflecting a career commitment to our long-term approach.1

The Capital SystemSM

Our investment process, The Capital System, combines individual accountability with teamwork. Each fund is divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

Superior long-term track record

Our equity funds have beaten their Lipper peer indexes in 91% of 10-year periods and 96% of 20-year periods. Our fixed-income funds have beaten their Lipper indexes in 54% of 10-year periods and 57% of 20-year periods.2 Our fund management fees have been among the lowest in the industry.3

[1]	Portfolio manager experience as of December 31, 2014.
[2]	Based on Class A share results for rolling periods through December 31, 2014. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except SMALLCAP World Fund, for which the Lipper average was used).
[3]	On average, our management fees were in the lowest quintile 70% of the time, based on the 20-year period ended December 31, 2014, versus comparable Lipper categories, excluding funds of funds.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in our internal control over financial reporting during the quarter ended April 30, 2015, which were identified in connection with management's evaluation required by paragraph (d) of Rule 13a-15 and 15d-15 under the Exchange Act, that have materially affected, or are reasonably likely to materially affect, our internal control over financial reporting, other than as provided below.

Effective November 10, 2014, the American Funds Target Date Retirement Series’ investment adviser implemented a new accounting system. In connection with introducing this new system, additional automated and manual controls were implemented and some existing controls were modified. None of these changes were in response to any identified deficiency or weakness in the American Funds Target Date Retirement Series’ internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS TARGET DATE RETIREMENT SERIES

By /s/ Michael J. Downer
Michael J. Downer, President and Principal Executive Officer

Date: June 30, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Michael J. Downer
Michael J. Downer, President and Principal Executive Officer

Date: June 30, 2015

By /s/ Gregory F. Niland
Gregory F. Niland, Treasurer and Principal Financial Officer

Date: June 30, 2015